As filed with the Securities and Exchange Commission on September 13, 2007

                                                    Registration No. 333-145118
===============================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       [X]             PRE-EFFECTIVE AMENDMENT NO. 2

                       [ ]             POST-EFFECTIVE AMENDMENT NO.

                                DAILY INCOME FUND
                                -----------------
               (Exact Name of Registrant as Specified in Charter)

                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                   600 FIFTH AVENUE, NEW YORK, NEW YORK 10020
                    (Address of Principal Executive Offices)
                                 (212) 830-5200
                                 --------------
                         (Registrant's Telephone Number)

                                  Anthony Pace
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and Address of Agent for Service)

                                 with copies to:

                            Michael R. Rosella, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                               75 East 55th Street
                            New York, New York 10022
                            Phone No.: (212) 318-6800
                             Fax No.: (212) 319-4090

         Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

         No filing fee is due because the Registrant has previously registered an indefinite number of shares under the Securities Act of 1933 pursuant to
Section 24(f) under the Investment Company Act of 1940.

                        DAILY TAX FREE INCOME FUND, INC.
                 C/O Reich & Tang Asset Management, LLC ("RTAM")
                           600 Fifth Avenue, 8th Floor
                             New York, NY 10020-2302

September 14, 2007

Dear Shareholder:

         The Directors of the Daily Tax Free Income Fund, Inc. ("DTF") have determined that it is in the best interests of shareholders to reorganize the Municipal Portfolio of DTF into the Municipal Portfolio of the Daily Income Fund ("DIF"). Shareholders of DTF are being asked to approve the proposed reorganization of DTF into DIF (the "Reorganization") at a special meeting of shareholders to be held on November 5, 2007, at 9:00 a.m. (Eastern Time). The Reorganization is part of a larger proposed restructuring of certain of the funds in the Reich & Tang fund complex. In addition to the proposed Reorganization, shareholders of the Short Term Income Fund, Inc. and the Cortland Trust, Inc. will each be asked to approve a proposed reorganization of those funds into DIF.

         Enclosed you will find various materials, including a Combined Proxy Statement/Prospectus and proxy ballots, for this meeting. The materials provide you with detailed information about the proposed Reorganization, including why we at RTAM, and the Board of Directors of DTF, believe that it is in the best interests of shareholders. The Board of Directors of DTF and I urge you to vote in favor of this proposed Reorganization.

         If the Reorganization is approved by shareholders at the special meeting, at the closing of the transaction you will receive that number of full and fractional shares of DIF's Municipal Portfolio equal in value at the time of the exchange to the value of your shares in DTF. Below we have prepared a table outlining which DIF shares you will receive in exchange for your shares in DTF should the Reorganization be approved:

               DTF                                    DIF
               ---                                    ---
     Class                               Portfolio     Class
     -----                               ---------     -----
     Class A                             Municipal     Retail
     Class B                             Municipal     Short Term Income Shares
     First Southwest Tax Free Income     Municipal     Retail
     Fund
     Thornburg Shares                    Municipal     Retail

         We believe that this combination will provide substantial benefits to shareholders of DTF. The proposed reorganization will enable shareholders to invest in a larger fund with similar investment strategies. Combining the two funds' assets will result in the creation of a single fund with a larger asset base than the assets of DTF alone. This greater asset size would allow shareholders to take advantage of the possible benefits of future economies of scale and spreading fixed costs across a larger asset base. Further, the Reorganization would be tax-free and would not dilute your investment.

           We urge you to vote as soon as possible. Your vote is important, regardless of the number of shares you own. You can vote easily and quickly by mail, by phone, by Internet or in person. A self-addressed, postage-paid envelope has been enclosed for your convenience.

         Every vote counts. Please cast yours as early as possible, so that RTAM can avoid incurring additional costs in re-soliciting your vote. If you have questions or would like to discuss alternatives, you may contact us at (800) 433-1918. If you invest through another financial institution, such as a brokerage firm, please contact your financial institution should you have any questions.

         Thank you for your continued investment in DTF and for your support in this matter.

                                Sincerely,

                                /s/ Steven W. Duff
                                -------------------------------------
                                Steven W. Duff
                                                 President

                        DAILY TAX FREE INCOME FUND, INC.

                               Municipal Portfolio

                          NOTICE OF SPECIAL MEETING OF
                         SHAREHOLDERS - November 5, 2007


600 Fifth Avenue
New York, NY 10020
(212) 830-5200

         A Special Meeting of shareholders of the Daily Tax Free Income Fund, Inc. ("DTF") will be held at 9:00 a.m. on November 5, 2007, at the offices of DTF at 600 Fifth Avenue, New York, New York 10020, for the following purposes, all of which are more fully described in the accompanying Combined Proxy Statement/Prospectus dated September 14, 2007:

         1. To approve the Agreement and Plan of Reorganization and Liquidation between DTF and the Municipal Portfolio of the Daily Income Fund ("DIF"), which contemplates the transfer to DIF of substantially all the assets and liabilities of DTF in exchange for shares of DIF and the distribution of such shares to the shareholders of DTF, the liquidation and dissolution of DTF, and the termination of DTF's registration under the Investment Company Act of 1940, as amended; and

         2. To transact such other business as may properly come before the meeting.

         Only shareholders of record at the close of business on August 24, 2007, are entitled to notice of, and to vote at, the meeting or any postponements or adjournments thereof.

                                        By Order of the Board of Directors


                                        ANTHONY PACE, Assistant Secretary

New York, New York
September 14, 2007


Your vote is important no matter how many shares you owned on the record date. Although you are invited to attend the Special Meeting and vote your shares in person, if you are unable to attend, you may vote your shares by mail or electronically by either a touch-tone telephone or the Internet.

In order to vote by mail, please indicate your voting instructions on the enclosed proxy, date and sign it, and return it in the envelope provided, which is addressed for your convenience and needs no postage if mailed in the United States. If you later decide to attend the Special Meeting, you may revoke your proxy and vote your shares in person.

In order to vote electronically, please see your proxy card for more information and the instructions. However, if you want to change your vote, you may do so using the proxy card, touch-tone telephone or Internet.

In order to avoid the additional expense to RTAM of further solicitation, we ask for your cooperation in mailing your proxy promptly.

                       COMBINED PROXY STATEMENT/PROSPECTUS


                    RELATING TO THE ACQUISITION OF ASSETS OF


                        DAILY TAX FREE INCOME FUND, INC.
                                600 Fifth Avenue
                            New York, New York 10020
                                 (212) 830-5200


                        BY AND IN EXCHANGE FOR SHARES OF


                                DAILY INCOME FUND
                                600 Fifth Avenue
                            New York, New York 10020
                                 (212) 830-5200


         This Combined Proxy Statement/Prospectus relates to the proposed transfer to the Daily Income Fund ("DIF") (formerly known as the "Institutional Daily Income Fund") of substantially all of the assets and liabilities of the Daily Tax Free Income Fund, Inc. ("DTF") in exchange for shares of DIF, to be distributed to the shareholders of DTF in liquidation and dissolution of DTF (the "Reorganization"). As a result of the Reorganization, each shareholder of DTF would receive that number of full and fractional shares of DIF equal in value at the time of the exchange to the value of such shareholder's shares of DIF (DTF and DIF, or a portfolio thereof, are referred to as a "Fund" or collectively, as the "Funds").

         DTF consists of a single Municipal Portfolio. Pursuant to the proposal, DIF will acquire the assets of DTF, in exchange for shares of beneficial interest of the Municipal Portfolio of DIF and the assumption by DIF of all of the liabilities of DTF.

         The proposed Reorganization provides that the shareholders of DTF will receive shares in the following classes of DIF:
               DTF                                    DIF
               ---                                    ---
     Class                               Portfolio     Class
     -----                               ---------     -----
 Class A                               Municipal       Retail
 Class B                               Municipal       Short Term Income Shares
 First Southwest Tax Free Income Fund  Municipal       Retail
 Thornburg Shares                      Municipal       Retail

         The Board of Directors of DTF and the Board of Trustees of DIF both believe that the Reorganization is in the best interests of the Funds and that the interests of the Funds' shareholders will not be diluted as a result of the Reorganization. If the proposed Reorganization is approved, the effective expense ratio of your shares in DIF immediately after the closing of the transaction is expected to be lower, as a result of contractual waivers and reimbursements, than the effective current expense ratio of your shares in DTF, as described in more detail below.


         For federal income tax purposes, the Reorganization is to be structured as a tax-free transaction for the Funds and their shareholders. The investment objectives of the Municipal Portfolio of DTF and the Municipal Portfolio of DIF are substantially the same. The Municipal Portfolio of DIF seeks as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Municipal Portfolio of DTF seeks as high a level of current interest income exempt from federal income tax, to the extent consistent with preservation of capital, maintenance of liquidity and stability of principal. Reich & Tang Asset Management, LLC ("RTAM"), serves as the investment manager for each Fund.

         This Combined Proxy Statement/Prospectus sets forth concisely information about DIF that shareholders of DTF should know before investing and should be read and retained by investors for future reference. Copies of the prospectuses for DIF dated July 30, 2007, and the annual report for DIF (formerly Institutional Daily Income Fund) for the fiscal year ended March 31, 2007, are enclosed herewith and are incorporated by reference herein.

         A Statement of Additional Information dated September 14, 2007, relating to this Combined Proxy Statement/Prospectus, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference herein. A Statement of Additional Information for DIF dated July 30, 2007, containing additional and more detailed information about DIF, has been filed with the SEC and is incorporated by reference herein. In addition, a prospectus for DTF dated February 28, 2007, and a Statement of Additional Information for DTF dated February 28, 2007, have been filed with the SEC and are incorporated by reference herein.

         Copies of these documents are available without charge and can be obtained by writing to RTAM, 600 Fifth Avenue, New York, New York 10020, or by calling toll free (800) 433-1918. In addition, these documents may be obtained from the EDGAR database on the SEC's Internet site at www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

         The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

         AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

         This Combined Proxy Statement/Prospectus is dated September 14, 2007.

                                TABLE OF CONTENTS

                                                                  Page

INTRODUCTION........................................................1

         Synopsis...................................................1

         Comparison of Fees and Expenses............................6

INFORMATION ABOUT THE REORGANIZATION...............................11

         Material Features of the Plan.............................11

         Reasons for the Reorganization............................12

         Federal Income Tax Consequences...........................14

         Description of Shares to be Issued........................15

         Capitalization Tables (Unaudited).........................16

ADDITIONAL INFORMATION ABOUT THE FUNDS.............................18

VOTING MATTERS.....................................................22

         Generally.................................................22

         Appraisal Rights..........................................26

FINANCIAL HIGHLIGHTS...............................................26

FINANCIAL STATEMENTS...............................................27

OTHER MATTERS......................................................27

                                  INTRODUCTION

Synopsis

         This synopsis provides a concise summary of the information contained in this Combined Proxy Statement/Prospectus, and presents key considerations for shareholders of DTF to assist them in determining whether to approve the Agreement and Plan of Reorganization and Liquidation of DTF (the "Plan"), and thereby approve the Reorganization.

The Reorganization.

         The Reorganization involves the transfer of substantially all of the assets and liabilities of DTF in exchange for shares of the Municipal Portfolio of DIF. Pursuant to the Reorganization, the transfer of assets by DTF would occur at its current market value as determined in accordance with its valuation procedures and shares of the Municipal Portfolio of DIF to be issued to DTF would be valued at their current net asset value determined in accordance with DIF's valuation procedures. Following this distribution, shares of the Municipal Portfolio of DIF would be distributed to shareholders of DTF, in liquidation of DTF, and DTF subsequently would be dissolved. In connection therewith, DTF would deregister under the Investment Company Act of 1940, as amended (the "Act"), by filing the appropriate application with the SEC. See "Information About the Reorganization--Material Features of the Plan."

         As a result of the proposed Reorganization, each shareholder of DTF would receive that number of full and fractional shares of the Municipal Portfolio of DIF equal in aggregate value at the time of the exchange to the aggregate value of such shareholder's shares of DTF. The Reorganization is expected to constitute a tax-free exchange of shares for DTF shareholders and is not expected to have any tax impact to the shareholders of DIF.

         The Reorganization is part of a larger proposed restructuring of certain of the funds in the Reich & Tang fund complex. In addition to the proposed Reorganization, shareholders of the Short Term Income Fund, Inc. ("STIF") and the Cortland Trust, Inc. ("Cortland"), two other registered investment companies managed by RTAM are considering proposals to transfer substantially all of their respective assets into the most nearly comparable classes of the appropriate portfolio of DIF around the same time as the proposed Reorganization of DTF. The proposed Reorganization is, however, in no way contingent on the approval by shareholders of STIF or Cortland of the proposed reorganization of those funds into DIF. Therefore, if approved by the shareholders of DTF, the proposed Reorganization will occur regardless of the approval of the reorganization of STIF or Cortland into DIF.

         The implementation of the Reorganization is subject to a number of conditions set forth in the Plan. Among the more significant conditions is the receipt by the Funds of an opinion of counsel to the effect that the Reorganization will be treated as a tax-free transaction to the Funds and their shareholders for federal income tax purposes, as described further below. For more information about the Reorganization, see "Information About the Reorganization" below.

Comparison of Investment Objectives and Policies of the Funds.

         DTF and DIF are both organized as open-end management investment companies. Both Funds are diversified funds, which means that they are limited as to the amounts they may own of issuers with respect to 75% of their assets. The investment objectives of the Funds are substantially similar. The Municipal Portfolio of DIF seeks as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Municipal Portfolio of DTF seeks as high a level of current interest income exempt from federal income tax, to the extent consistent with preservation of capital, maintenance of liquidity and stability of principal.

         The Municipal Portfolio of DIF seeks to achieve its objective by investing principally in obligations issued by states, territories and possessions of the United States and its political subdivisions, public authorities and other entities authorized to issue debt, the interest on which is exempt from regular federal income tax. DTF seeks to achieve its investment objective by investing principally in short-term, high quality debt obligations issued by states and municipal governments and their authorities, agencies and political subdivisions. DTF will also invest in Participation Certificates, which evidence ownership of an interest in the underlying Municipal Obligations. Participation Certificates are purchased from banks, insurance companies, or other financial institutions. These debt obligations, including Participation Certificates therein, are collectively referred to throughout this Combined Proxy Statement/Prospectus as Municipal Obligations. DTF intends to concentrate (i.e., invest 25% or more of the Fund's total net assets) in Municipal Obligations. Holdings within Municipal Obligations may be in Participation Certificates in industrial revenue bonds purchased from and secured by banks. Industrial revenue bonds are issued by public authorities to provide funding for various privately operated industrial facilities.

         Both Funds are money market funds which invest in high quality, short-term debt instruments. Additionally, the Funds seek to maintain investment portfolios with a dollar-weighted average maturity of 90 days or less, to value their investment portfolios at amortized cost and to maintain a net asset value of $1.00 per share. The investment policies and strategies of the Funds are described in greater detail in "Additional Information About the Funds."

Comparison of Investment Management, Administration and Distribution and Service Plan Arrangements and Fees.

         RTAM serves as the investment manager for the Funds. RTAM also serves as administrator for the Funds. As discussed in greater detail under "Comparison of Fees and Expenses," if the Reorganization is approved, in some cases, the effective expense ratio of your shares in DIF immediately after the closing of the transaction is expected to be equal to, or in some cases lower or in other cases only slightly higher, than the effective current expense ratio of your shares in DTF.

DTF Reorganization - Expense Impact
-----------------------------------

         For existing Class A shareholders of DTF, if the Reorganization is approved, in exchange for your Class A shares you will receive Retail Class shares of the Municipal Portfolio of DIF.

As discussed in detail under "Comparison of Fees and Expenses," it is currently expected that, after contractual waivers and reimbursements(1), the expense ratio of the Retail Class shares of the Municipal Portfolio of DIF immediately after the Reorganization will be 10 basis points (.10%) lower than the current expense ratio of Class A shares of DTF.(2) Absent such contractual waivers and reimbursements, the expense ratio of the Retail Class shares of the Municipal Portfolio of DIF is expected to be 19 basis points (.19%) higher than the current expense ratio of Class A shares of DTF.

         For existing Class B shareholders of DTF, if the Reorganization is approved, in exchange for your Class B shares you will receive Short Term Income Shares Class shares of the Municipal Portfolio of DIF. As discussed under "Comparison of Fees and Expenses," it is currently expected that after contractual waivers and reimbursements, the expense ratio of the Short Term Income Shares Class shares of the Municipal Portfolio of DIF immediately after the Reorganization will be 9 basis points (.09%) lower than the current expense ratio of Class B shares of DTF.(3) Absent such contractual waivers and reimbursements, the expense ratio of the Short Term Income Shares Class shares of Municipal Portfolio of DIF is expected to be 24 basis points (.24%) higher than the current expense ratio of the Class B shares of DTF.

         For existing First Southwest Tax Free Income Fund ("FSW Class") shareholders of DTF, if the Reorganization is approved, in exchange for your FSW Class shares you will receive Retail Class shares of the Municipal Portfolio of DIF. As discussed under "Comparison of Fees and Expenses," it is currently expected that after contractual waivers and reimbursements, the expense ratio of the Retail Class shares of the Municipal Portfolio of DIF immediately after the Reorganization will be 29 basis points (.29%) lower than the current expense ratio of the FSW Class shares of DTF.(4) Absent such contractual waivers and reimbursements, the expense ratio of the Retail Class shares of the Municipal Portfolio of DIF is expected to be equal to the current expense ratio of the FSW Class shares of DTF.

-------------------------------
(1) All contractual waivers for the Municipal Portfolio of DIF discussed in this section would be in place at least through July 31, 2008 and may be renewed for additional annual terms.

(2) During the Fiscal Year ended October 31, 2006, RTAM voluntarily waived a portion of the Class A shares Administration Fee. DTF's Transfer Agent also voluntarily waived a portion of its fee with respect to the Class A shares. After such waivers, the Administration Fee was .13% and the Transfer Agency Fee was .04% and the Net Annual Fund Operating Expenses for the fiscal year were 1.01%. As a result of this voluntary waiver, the expense ratio of the Retail Class shares of DIF would be 1 basis point (.01%) lower than the current expense ratio of the Class A shares of DTF.

(3) During the Fiscal Year ended October 31, 2006, RTAM voluntarily waived a portion of the Class B shares Administration Fee. After such waivers, the Administration Fee was .13% and the Net Annual Fund Operating Expenses for the fiscal year were .77%. As a result of this voluntary waiver, the expense ratio of the Short Term Income Shares Class shares of DIF would be 1 basis point (.01%) lower than the current expense ratio of the Class B shares of DTF.

(4) During the Fiscal Year ended October 31, 2006, RTAM voluntarily waived a portion of the FSW Class shares Administration Fee. DTF's Distributor also voluntarily waived a portion of its 12b-1 Fee with respect to the FSW Class shares. After such waivers, the Administration Fee was .13% and the 12b-1 Fee was .33% and the Net Annual Fund Operating Expenses for the fiscal year were 1.04%. As a result of this voluntary waiver, the expense ratio of the Retail Class shares of DIF would be 4 basis points (.04%) lower than the current expense ratio of the FSW Class shares of DTF.

         For existing Thornburg Class shareholders of DTF, if the Reorganization is approved, in exchange for your Thornburg Class shares you will receive Retail Class shares of the Municipal Portfolio of DIF. As discussed under "Comparison of Fees and Expenses," it is currently expected that after contractual waivers and reimbursements, the expense ratio of the Retail Class shares of the Municipal Portfolio of DIF immediately after the Reorganization will be 9 basis points (.09%) lower than the current expense ratio of the Thornburg Class shares of DTF.(5) Absent such contractual waivers and reimbursements, the expense ratio of the Retail Class shares of DIF is expected to be 20 basis points (.20%) higher than the current expense ratio of the Thornburg Class shares of DTF.

Investment Management and Administration Arrangements.

         Pursuant to the Investment Management Contracts between the Funds and RTAM, RTAM manages each Fund's portfolio of securities and makes all decisions with respect to the purchase and sale of investments, subject to the general supervision of the Boards of the Funds. The Investment Management Contracts for both Funds do not materially differ.

         RTAM receives higher management fees from DTF than from DIF. Pursuant to its Investment Management Contract with DIF, RTAM receives an annual management fee of .12% of the Municipal Portfolio of DIF's average daily net assets. In contrast, pursuant to its Investment Management Contract with DTF, RTAM receives an annual management fee, as a percentage of each DTF's average daily assets, as follows:

                   Asset Range                      Fee Rate
                   -------------------  --------------------

                Up to $750 million                   .325%
                Greater than $750                    .30%

         RTAM receives higher administrative services fees from DTIF than from DIF. Pursuant to the Administrative Services Contracts between RTAM and the Funds, RTAM performs clerical, accounting supervision and office service functions for the Funds. RTAM provides each Fund with personnel to perform all of the clerical and accounting type functions not performed by RTAM.


         Under the Administrative Services Contract, the Municipal Portfolio of DIF pays RTAM an annual fee of .05% of the Municipal Portfolio of DIF's average daily net assets. In contrast, DTF pays RTAM an annual fee of .21% of each Fund's average daily net assets not in excess of $1.25 billion, plus .20% of such assets in excess of $1.25 billion but not in excess of $1.5 billion, plus ..19% of such assets in excess of $1.5 billion.

-------------------------------
(5) During the Fiscal Year ended October 31, 2006, RTAM voluntarily waived a portion of the Thornburg Class shares Administration Fee. After such waivers, the Administration Fee was .13% and the Net Annual Fund Operating Expenses for the fiscal year were 1.01%. As a result of this voluntary waiver, the expense ratio of the Retail Class shares of DIF would be 1 basis point (.01%) lower than the current expense ratio of the Thornburg Class shares.

Distribution Arrangements.
--------------------------

         Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of RTAM, acts as the principal distributor for the Funds. The Distributor, as agent for the Funds, uses its best efforts to distribute shares of the Funds on a continuous basis. The Funds have adopted Distribution and Service Plans pursuant to Rule 12b-1 under the Act (the "12b-1 Plans"). Under the 12b-1 Plans, each Fund compensates the Distributor to finance activity primarily intended to result in the sale of its shares. Such sales activities include the printing and mailing of prospectuses to persons other than then-current shareholders, the printing and mailing of sales literature and compensation to participating organizations. The Distributor receives higher servicing fees from certain classes of DIF than from DTF. Pursuant to the Shareholder Servicing Agreements, the Distributor receives a servicing fee equal to .25% per annum of the average daily net assets of the Class A, FSW Class and Thornburg Class shares of DTF, however, the Distributor does not receive a servicing fee from the Class B shares of DTF. The Distributor receives a fee equal to .25% per annum of the average daily net assets of the Retail Class and Short Term Income Shares Class shares of the Municipal Portfolio of DIF. These fees are accrued daily and paid monthly.

         In addition, the Distributor receives higher distribution fees from DIF's Municipal Portfolio's Retail Class shares and Short Term Shares Class shares than from DTF. Pursuant to the Distribution Agreement, the Distributor receives a fee of .65% and .45% per annum of the average daily net assets of the Retail Class and Short Term Income Shares Class shares, respectively, of the Municipal Portfolio of DIF. For DTF, only the FSW Class shares charges a distribution fee, and for that class, the Distributor receives a fee of .25% per annum of average daily net assets. These fees are accrued daily and paid monthly.

         The 12b-1 Plan for each Fund is a "compensation" plan, which means that the Funds are required to pay the fee whether or not the Distributor has incurred that level of expenses reimbursable under the plan. In both cases, the Board considers the actual amounts expended by the Distributor in determining whether or not to renew the plans. Shares of the Funds may be sold through broker-dealers who have entered into sales agreements with the Distributor.

Purchases, Redemptions and Exchanges.
-------------------------------------

         The Funds sell and redeem their shares on a continuing basis at their net asset values and do not impose a sales charge for either sales or redemptions. Other purchase, redemption and exchange procedures applicable to the Funds are substantially similar.

Tax Consequences.
-----------------

         In the opinion of Paul, Hastings, Janofsky & Walker LLP, the proposed transaction will qualify as a tax-free reorganization for federal income tax purposes. As a result, no gain or loss will be recognized by either DIF, DTF, or the shareholders of DTF as a result of the Reorganization. However, DTF will have non-qualifying gross income equal to its reorganization expenses paid by RTAM. See "Information About the Reorganization--Federal Income Tax Consequences."

Other Considerations.
---------------------

         Approval of the proposed Reorganization requires the approval of each class of shares of DTF. In the event the shareholders of a class of the Municipal Portfolio of DTF do not approve the Reorganization, the Board will consider possible alternatives to the proposed Reorganization, including the liquidation of that class of the Municipal Portfolio of DTF. Shareholders have no right of appraisal, but may continue to redeem their shares in accordance with DTF's normal redemption policies. Be advised that approval of the proposed Reorganization is not contingent upon the approval of all of the classes.

Cost of the Reorganization.

         All legal fees and other costs associated with this Reorganization incurred by DTIF including legal fees, the cost of the preparation and distribution of the proxies and proxy statements and any other out-of-pocket expenses in an amount of approximately $350,000 will be borne by RTAM.

Comparison of Fees and Expenses

The following tables show the comparative fees and expenses of the Funds. For DIF, the information is as of March 31, 2007. For DTF, the information is as of October 31, 2006. The table also reflects the pro forma fees for DIF after giving effect to the Reorganization. The second table, in addition to providing information on the Funds, also includes comparative fees and expenses for the Cortland Class of the Municipal Money Market Fund of Cortland Trust, Inc. ("Cortland"). The table also reflects the pro forma fees for DIF after giving effect to the Reorganization and the proposed reorganization between DIF and Cortland.

Fee Table
--------------------------------------------------------------------------------

                                                                                                       Pro Forma
                                                                DTF                  DIF             DIF Combined
                                                          --------------------- ----------------- -------------------
Shareholder Fees
(fees that are paid directly from your investment)
Sales Charge (Load) Imposed on Purchases .................     None                 None                 None
Wire Redemption Fee.......................................    $15.00*              $15.00*              $15.00*
----------------------------

* There is a $15 fee for all wire redemptions of less than $10,000.


Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

                                               DTF                               DIF                PRO FORMA
                                         (Acquired Fund)                   (Surviving Fund)         DIF COMBINED
                                       Municipal Portfolio               Municipal Portfolio     Municipal Portfolio
                               --------------------------------------- ------------------------ ------------------------
                                                                                    Short                   Short
                                                                                    Term                    Term
                                                                                    Income                  Income
                             Class      Class      FSW      Thornburg   Retail      Shares      Retail      Shares
                               A          B       Class      Class       Class       Class       Class       Class
                            ------    ------     ------    --------     -----       ------      --------    --------
Management Fees..........    0.33%     0.33%      0.33%     0.33%        0.12%       0.12%       0.12%       0.12%
Distribution and Service
(12b-1) Fees.............    0.25%     0.00%      0.50%**   0.25%        0.90%       0.70%       0.90%       0.70%
Other Expenses...........    0.52%*    0.52%*     0.46%**   0.51%***     0.27%****   0.27%****   0.27%****   0.27%****
   Administration
   Fees..................   0.21%*    0.21%*     0.21%**   0.21%***     0.05%       0.05%       0.05%       0.05%
                            ------    ------     ------    --------     -----       ------      --------    --------
Total Annual Fund
Operating Expenses.......    1.10%*    0.85%*     1.29%**   1.09%***     1.29%       1.09%       1.29%       1.09%
   Less Fee Waivers......    0.00%     0.00%      0.00%     0.00%       (0.29%)o    (0.33%)o    (0.29%)o    (0.33%)o
                            ------    ------     ------    --------     -----       ------      --------    --------
   Net Operating Expenses    1.10%     0.85%      1.29%     1.09%        1.00%o      0.76%o      1.00%o      0.76%o
                            ------    ------     ------    --------     -----       ------      --------    --------

--------------------
* RTAM voluntarily waived a portion of the Administrative Fees. After such waivers, the Administration Fees were 0.13% for both Class A and Class B shares. DTF's transfer agent voluntarily waived a portion of the Transfer Agency fees with respect to Class A only. After such waiver, the Transfer Agency fee for Class A was 0.04%. As a result, the actual Total Annual Fund Operating Expenses for the Class A shares were 1.01% and for the Class B shares were 0.77%. These fee waiver arrangements may be terminated at any time at the option of RTAM and/or DTF's transfer agent.

** RTAM voluntarily waived a portion of the Administrative Fees. After such waivers, the Administration Fees were 0.13% for FSW Class shares. The Distributor has voluntarily waived a portion of the 12b-1 Fees with respect to the FSW Class shares. After such waiver, the 12b-1 Fees were 0.33%. As a result, the actual Total Annual Fund Operating Expenses were 1.04%. These fee waiver arrangements may be terminated at any time at the option of RTAM and/or the Distributor.

*** RTAM voluntarily waived a portion of the Administration Fees. After such waivers, the Administration Fees were 0.13% for the Thornburg Class shares. As a result, the actual Total Annual Fund Operating Expenses were 1.01%. These fee waiver arrangements may be terminated at any time at the option of RTAM.

**** These percentages are based on estimated amounts for the current fiscal year as the Retail Class was only in existence since December 8, 2006 and the Short Term Income Shares Class was only in existence since February 20, 2007.

o RTAM and the Distributor have contractually agreed to waive fees and/or reimburse expenses in order to maintain Net Operating Expenses at 1.00% and 0.76% for the Retail Class and Short Term Income Shares Class shares, respectively, through July 31, 2008.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

                                                                                                       PRO FORMA
                                                                                                    DIF COMBINED
                                                                                                        Municipal
                                                                                                        Portfolio
                                                                                                        (assuming
                                                                                                         Cortland
                                                                                                    shareholders also
                                                                 Cortland              DIF            approve their
                                          DTF                 (Acquired Fund)    (Surviving Fund)      proposal to
                                    (Acquired Fund)              Municipal          Municipal        reorganize into
                                  Municipal Portfolio            Portfolio          Portfolio       the Retail Class)
                             -----------------------------   --------------     ----------------   ------------------
                             Class      FSW      Thornburg       Cortland             Retail              Retail
                               A        Class      Class           Class              Class               Class
                             -----      ---      ---------   --------------     ----------------    -----------------
Management Fees..........    0.33%     0.33%      0.33%            0.74%              0.12%               0.12%
Distribution and Service
(12b-1) Fees.............    0.25%     0.50%**    0.25%            0.25%              0.90%               0.90%
Other Expenses...........    0.52%*    0.46%**    0.51%***         0.00%****          0.27%*****          0.27%*****
   Administration
   Fees..................   0.21%*    0.21%**    0.21%***    0.00%              0.05%               0.05%
                             -----      ---      ---------   --------------     ----------------    -----------------
Total Annual Fund
Operating Expenses.......    1.10%*    1.29%**    1.09%***         0.99%              1.29%               1.29%
   Less Fee Waivers......     0.00%     0.00%     0.00%            0.00%             (0.29%)o            (0.29%)o
                             -----      ---      ---------   --------------     ----------------    -----------------
   Net Operating Expenses    1.10%     1.29%      1.09%            0.99%              1.00%o              1.00%o
                             -----      ---      ---------   --------------     ----------------    -----------------

----------------------
* RTAM voluntarily waived a portion of the Administrative Fees. After such waivers, the Administration Fee was 0.13% for the Class A shares. DTF's transfer agent voluntarily waived a portion of the Transfer Agency fees with respect to Class A only. After such waiver, the Transfer Agency fee for Class A was 0.04%. As a result, the actual Total Annual Fund Operating Expenses for the Class A shares was 1.01%. These fee waiver arrangements may be terminated at any time at the option of RTAM and/or DTF's transfer agent.

** RTAM voluntarily waived a portion of the Administrative Fees. After such waivers, the Administration Fees were 0.13% for FSW Class shares. The Distributor has voluntarily waived a portion of the 12b-1 Fees with respect to the FSW Class shares. After such waiver, the 12b-1 Fees were 0.33%. As a result, the actual Total Annual Fund Operating Expenses were 1.04%. These fee waiver arrangements may be terminated at any time at the option of RTAM and/or the Distributor.

*** RTAM voluntarily waived a portion of the Administration Fees. After such waivers, the Administration Fees were 0.13% for the Thornburg Class shares. As a result, the actual Total Annual Fund Operating Expenses were 1.01%. These fee waiver arrangements may be terminated at any time at the option of RTAM.

**** Other expenses in the Cortland Class amounted to less than 0.01%.

***** These percentages are based on estimated amounts for the current fiscal year as the Retail Class was only in existence since December 8, 2006.

         RTAM and the Distributor have contractually agreed to waive fees and/or reimburse expenses in order to maintain Net Operating Expenses at 1.00% for the Retail Class, through July 31, 2008.

Example

This Example is intended to help you compare the cost of investing in DTF, DIF and, on a pro forma basis, in DIF following the Reorganization. The Example also shows your anticipated costs should Cortland also approve their proposed reorganization into the Retail Class of the Municipal Portfolio of DIF. The expenses shown are at levels anticipated for the current fiscal year.

The Example assumes that you invest $10,000 in a fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The Example also takes into account any contractual waivers that are in effect during that time. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                  1 Year       3 Years      5 Years      10 Years
                                                                  ------       -------      -------      --------
DTF:                                         Class A:              $112          $348         $604       $1,334
                                             Class B:              $ 86          $270         $469       $1,043
                                             FSW Class:            $131          $407         $705       $1,551
                                             Thornburg Class:      $111          $345         $598       $1,323

                           Municipal
DIF:                       Portfolio         Retail Class:         $102          $380         $680       $1,531
                                             Short Term
                           Municipal         Income Shares
                           Portfolio         Class:                $ 78          $314         $569       $1,299

                           Municipal
Pro Forma Combined DIF:    Portfolio         Retail Class:         $102          $380         $680       $1,531
                                             Short Term
                           Municipal         Income Shares
                           Portfolio         Class:                $ 78          $314         $569       $1,299

Pro forma Combined DIF
assuming Cortland
shareholders also
approve their proposed     Municipal
reorganization.            Portfolio         Retail Class:         $102          $380         $680       $1,531

This Synopsis is qualified by reference to the more complete information contained elsewhere in this Combined Prospectus/Proxy Statement, including information incorporated by reference herein.


The principal risks of investing in the Funds are substantially similar and are summarized below:

o Although the Funds seek to preserve the value of a shareholder's investment at $1.00 per share, it is possible to lose money by investing in the Funds.

o The value of the Funds' shares and the securities held by the Funds can each decline in value.

o The amount of income the Funds generate will vary with changes in prevailing interest rates.

o An investment in the Funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency.

o Each Fund complies with industry-standard requirements on the quality, maturity and diversification of its investments which are designed to help maintain a $1.00 share price. A significant change in interest rates or a default on the Fund's investments could cause its share price (and the value of your investment) to change.

o The principal investment risks of the Funds are described in greater detail in "Additional Information About the Funds."

                      INFORMATION ABOUT THE REORGANIZATION

Material Features of the Plan

The Agreement and Plan of Reorganization and Liquidation sets forth the terms and conditions of the Reorganization. Significant provisions of the Plan are summarized below; however, this summary is qualified in its entirety by reference to the Plan, a copy of which is attached as Exhibit A to this Combined Proxy Statement/Prospectus.

At consummation of the Reorganization, if it is approved by the shareholders of DTF, substantially all of the assets and liabilities of DTF would be transferred to DIF in exchange for shares of DIF (liabilities as of the date of the transfer of assets will consist primarily of accrued but unpaid normal operating expenses of DTF, including the cost of any portfolio securities purchased but not yet settled). The transfer of assets by DTF will occur at their current market value as determined in accordance with DTF's valuation procedures and shares of DIF to be issued to DTF shall be valued at their current net asset value determined in accordance with DIF's valuation procedures. Shares of DIF would be distributed by DTF to its shareholders in exchange for their shares of DTF. Such exchange will occur at each shares' current net asset value. Specifically, holders of Class A shares in DTF will receive Retail Class shares of the Municipal Portfolio of DIF; Class B shares in DTF will receive Short Term Income Shares Class shares of Municipal Portfolio of DIF; FSW Class shares of DTF will receive Retail Class shares of the Municipal Portfolio of DIF and Thornburg Class shares of DTF will receive Retail Class shares of the Municipal Portfolio of DIF. Following this distribution, DTF would be liquidated and dissolved and its registration under the Act would be terminated.

After completion of the Reorganization, each shareholder of DTF will own shares of DIF equal in aggregate net asset value to the current aggregate net asset value of their shares of DTF. In essence, shareholders of DTF who vote their shares in favor of the Plan are electing to redeem their shares of DTF at net asset value and reinvest the proceeds in shares of DIF at net asset value without a sales charge and without recognition of taxable gain or loss for federal income tax purposes (see "Federal Income Tax Consequences" below).

RTAM will bear the cost of all legal and other expenses associated with the Reorganization, including accounting, printing, transfer agency, filing, proxy soliciting, transfer taxes and similar expenses. These expenses are expected not to exceed $350,000.

The consummation of the Reorganization is contingent upon a number of conditions, including the approval by the shareholders of each class of DTF, separately, and the receipt of the opinions of counsel as to the tax-free nature of the transactions. See Exhibit A. Approval of the Reorganization requires the affirmative vote of the lesser of (i) 67% or more of the shares of such class present or represented at the meeting, if shareholders of more than 50% of all shares of the class are present or represented by proxy, or (ii) more than 50% of all shares of the class. If shareholders of a particular class of DTF do not approve the Plan, the Reorganization will not be effected for that class and the Board will consider possible alternatives, including the possible liquidation of the class, portfolio or DTF. In addition, under the Plan, either DTF or DIF may abandon and terminate the Plan at any time prior to the Closing Date (as defined in the Plan attached hereto as Exhibit A) without liability if (i) the other party breaches any material provision of the Plan, (ii) prior to the Closing Date, any legal, administrative or other proceeding shall be instituted or threatened seeking to restrain or otherwise prohibit the transactions contemplated by the Plan and/or asserting a material liability of either party, which proceeding has not been terminated or the threat thereto removed prior to the Closing Date or (iii) on the Valuation Date (as defined in the Plan attached hereto as Exhibit A) either party has, pursuant to the Act or any rule, regulation or order thereunder, suspended the redemption of its shares and such suspension continues for a period of 60 days beyond the Valuation Date.

The actual exchange of assets is expected to take place on or about November 9, 2007 (defined in the Plan as the "Closing Date"). The stock transfer books of DTF will be permanently closed as of the close of business on the day immediately preceding the Closing Date. Redemption requests received after that date will be treated as requests for redemptions of shares of DIF to be distributed to the shareholders requesting redemption. If any shares of DTF are represented by a share certificate, the certificate must be surrendered to the Fund's transfer agent for cancellation before DIF's shares issuable to the shareholder pursuant to these Plan will be redeemed. Any special options relating to a shareholders account in DTF will transfer over to DIF without the need for the shareholder to take any action.

Under the Plan, within one year after the Closing Date, DTF shall (a) effect its liquidation and dissolution under Maryland law, terminate its registration under the Act and file a final report to the SEC under the Act, and (b) either pay or make provision for all of its debts and taxes.

The Plan provides that the Board of Directors of DTF will declare a dividend or dividends prior to the Closing Date. This dividend, together with all previous dividends, will have the effect of distributing to the shareholders of DTF all undistributed ordinary income earned and net capital gains recognized up to and including the Closing Date. Shareholders of DTF may recognize ordinary income and capital gain with respect to this distribution and such income and gain may be subject to federal, state and/or local taxes.

If the Plan is approved by shareholders, DTF reserves the right to sell portfolio securities and/or purchase other securities, to the extent necessary so that the asset composition of DTF is consistent with the investment policies and restrictions of DIF. To the extent DTF sells securities at a gain, current shareholders may receive a capital gain dividend. Transaction costs associated with any such purchases and sales would be borne by RTAM. However, it is not the present intention of DTF to engage in such transactions.

Either Fund's Board may abandon the Plan at any time for any reason prior to the Closing Date. The Plan provides further that at any time prior to the Reorganization, the Funds may at any time (to the fullest extent permitted by law), with authorization by the Board, amend any of the provisions of the Plan.

Reasons for the Reorganization

The Boards considered the proposed transfer to DIF of substantially all of the assets and liabilities of DTF in exchange for shares of DIF, to be distributed to the shareholders of DTF in liquidation and dissolution of DTF and adopted the Plan at a meeting on June 7, 2007. At the meeting, RTAM recommended to the Boards that they adopt the Plan.

In approving the Reorganization, the Board of Directors of DTF determined that it is in the best interests of DTF and their shareholders to reorganize DTF into the Municipal Portfolio of DIF. The Board of Trustees of DIF also determined that the consummation of the Reorganization was in the best interests of the shareholders of the Municipal Portfolio of DIF. In making this determination, the Boards considered a number of factors, including, the similarity of the investment strategies of the Funds; the greater asset size of DIF relative to that of DTF and the possibility that greater aggregate assets upon consummation of the proposed Reorganization would allow DIF to take advantage of the possible benefits of a larger asset base, including economies of scale; the relative performance of the Funds; that the proposed reorganization would be tax-free for shareholders of DTF and would have no tax impact on shareholders of DIF; and that the interests of DTF shareholders and the Municipal Portfolio shareholders of DIF would not be diluted as a result of the proposed Reorganization.

The Boards considered the proposed Reorganization both on a stand-alone basis and as part of a larger proposed restructuring of certain of the funds in the Reich & Tang fund complex involving the proposed transfer by STIF and Cortland of substantially all of their respective assets into the most nearly comparable classes of the appropriate portfolio of DIF at approximately the same time as the proposed Reorganization of DTF. The Directors of DTF considered the differences in the expense ratios of each class of DIF as compared to DTF. The Directors of DTF considered RTAM's commitment to enter into an Expense Limitation Agreement with respect to the Retail Class and the Short Term Income Shares Class of the Municipal Portfolio of DIF to maintain expense ratios below the current expense ratios for the Class A shares, the Class B shares, the FSW Class shares and the Thornburg Class shares of DTF through July 31, 2008. The Directors of DTF further noted the agreement between DIF's Trustees and RTAM that subsequent to July 31, 2008, the expense caps would not be eliminated or modified through July 31, 2009, without the Trustees' prior approval. The Directors of DTF considered RTAM's submission that potential reasons for the expense cap's modification may include, but not be limited to, an increase in costs to DIF or RTAM, the need to maintain a competitive position in the marketplace, or a change in interest rates.

The Boards also considered the fact that the Funds share the same service providers and considered RTAM's view that a reduction in expenses could potentially be realized as a result of the elimination of duplicative costs presently incurred for services that are performed for both Funds. The Boards considered the impact of the proposed Reorganization on RTAM, noting that it would have tangible, but mixed benefits to RTAM. The Boards considered that RTAM expected to experience a decline in advisory fee revenue and an increase in its distribution costs payable to third parties as a result of the Reorganization but also expected to experience a significant reduction in fund related expenses and in expense reimbursements. The Boards noted that RTAM expected that the Reorganization would result in a net financial benefit to RTAM but that Management noted that the current arrangement between it and the Funds generally did not yield an appropriate profit to RTAM at levels that assured its long term financial health and viability. Management added and the Boards considered that current profit levels for RTAM combined with pressure to increase payouts to third party intermediaries that work with the Funds had negatively impacted RTAM's returns from the Funds and may impact RTAM's ability to service the Funds in the future.

The Directors of DTF also considered RTAM's view that the most appropriate method of combining the Funds would be through a tax-free reorganization of the assets of the Funds and that the Reorganization was a better alternative than other available alternatives, including continuing DTF or its liquidation. The Directors of DTF considered that shareholder approval to the Reorganization would be required and that shareholders who disapproved of the Reorganization had the ability to redeem their shares without payment of a redemption fee.

Approval of the proposed reorganization is contingent on the approval of shareholders as of the record date of each class in DTF. Failure to gain such approval may result in, among other things, in the liquidation of the class or DTF itself.

Federal Income Tax Consequences

         Each Fund intends to qualify as of the Closing Date, as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, each of the Funds have been, and expect to continue to be, relieved of all or substantially all federal income taxes. The exchange of the assets of DTF for shares of DIF and the assumption by DIF of the liabilities of DTF, and the liquidation of DTF, are intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a)(1)(C) Code. As a condition to the closing of the proposed transaction, the Funds will each receive the opinion of Paul, Hastings, Janofsky & Walker LLP, counsel to the Funds, to the effect that, based on certain assumptions and on the existing provisions of the Code, Treasury Regulations issued thereunder, current Revenue Rulings, Revenue Procedures and court decisions, for federal income tax purposes:

     (1) The transfer of all of the assets and liabilities of DTF to DIF in exchange for shares of DIF and the distribution to shareholders of DTF of shares of DIF, as described in the Plans, will constitute a tax-free "reorganization" within the meaning of Section 368(a)(1)(C) of the Code, and DTF and DIF each will be considered "a party to a reorganization" within the meaning of Section 368(b) of the Code;

     (2) No gain or loss will be recognized by DTF upon (a) the transfer of its assets and liabilities to DIF in exchange for the issuance of shares of DIF to DTF and the assumption by DIF of DTF's liabilities, if any, and (b) the distribution by DTF to its shareholders of shares of DIF received as a result of the Reorganization (Sections 361(a), 354(a) and 357(a) of the Code);

     (3) No gain or loss will be recognized by DIF upon its receipt of the assets and liabilities of DTF in exchange for the issuance of shares of DIF to DTF and the assumption by DIF of DTF's liabilities, if any (Section 1032(a) of the Code);

     (4) The tax basis of DIF shares received by a shareholder of DTF will be the same as the tax basis of the shareholder's DTF shares immediately prior to the Reorganization (Section 358(a)(i) of the Code);

     (5) The tax basis of DIF in the assets and liabilities of DTF received pursuant to the Reorganization will be the same as the tax basis of the assets and liabilities in the hands of DTF immediately before the Reorganization (Section 362(b) of the Code);

     (6) The tax holding period for the shares of DIF issued in connection with the Reorganization will be determined by including the period for which the shareholder held shares of DTF exchanged therefore, provided that the shareholder held such shares of DTF as capital assets;

(7) The tax holding period for DIF with respect to the assets and liabilities of DTF received in the Reorganization will include the period for which such assets and liabilities were held by DTF (Section 1223(2) of the Code); and

(8) DTF's shareholders will not recognize gain or loss upon the exchange of their shares of DTF for shares of DIF as part of the Reorganization.

DTF will have non-qualifying gross income equal to its reorganization expenses paid by RTAM. DTF does not expect such non-qualifying gross income to prevent it from qualifying as a regulated investment company.

Shareholders of DTF should consult their tax advisers regarding the effect, if any, of the proposed transaction in light of their individual circumstances, including state and local tax consequences, if any, of the proposed transaction.

Description of Shares to be Issued

Full and fractional shares of the Municipal Portfolio of DIF will be issued to shareholders of DTF, in accordance with the procedures under the Plans as described above. DIF's Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest with a par value of $0.01 per share in DIF in an unlimited number of series of shares. DIF consists of four series, the Money Market Portfolio, the U.S. Treasury Portfolio, the Municipal Portfolio and the U.S. Government Portfolio. Each share of beneficial interest has one vote and shares equally in dividends and distributions when and if declared by a fund and in the fund's net assets upon liquidation. All shares, when issued, are fully paid and nonassessable. There are no preemptive, conversion or exchange rights. Fund shares do not have cumulative voting rights and, as such, holders of at least 50% of the shares voting for Trustees can elect all Trustees and the remaining shareholders would not be able to elect any Trustees. The Board of Trustees may classify or reclassify any unissued shares of DIF into shares of any series by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preference, conversion or other rights, voting powers, restrictions, limitations as to dividends, or qualifications of such shares. Any such classification or reclassification will comply with the provisions of the Act. Shareholders of each series as created will vote as a series to change, among other things, a fundamental policy of each fund and to approve the fund's Investment Management Contracts and Distribution Plans pursuant to Rule 12b-1 of the Act.

DIF is not required to hold annual meetings of shareholders but will hold special meetings of shareholders when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting. No material amendment may be made to the DIF's Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each series affected by the amendment.

Under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, DIF's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of DIF and provides for indemnification and reimbursement of expenses out of DIF property for any shareholder held personally liable for the obligations of DIF. DIF's Declaration of Trust further provides that obligations of DIF are not binding upon the Trustees individually but only upon the property of DIF and that the Trustees will not be liable for any action or failure to act, errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Capitalization Tables (Unaudited)

         The table below sets forth the existing capitalization of the Funds, as well as the pro forma capitalization of DIF following the consummation of the Reorganization, as of March 31, 2007:

                                    Municipal Portfolio of DIF
                                    --------------------------

                                                         Short Term Income
                               Retail Class              Shares Class
                              --------------------      ---------------------
Net Assets:                     $41,816,875               $57,915,009
Shares Outstanding:              41,816,875                57,915,009
Net Asset Per Share:                 $1.00                      $1.00



                                                                DTF
                                                                ---

                                    Class A                Class B              FSW Class          Thornburg Class
                              ---------------------  -------------------  --------------------  ----------------------
Net Assets:                      $64,525,635           $172,832,026           $55,445,017           $16,856,898
Shares Outstanding:               64,570,139            172,940,355            55,467,419            16,863,243
Net Asset Per Share:                   $1.00                  $1.00                 $1.00                 $1.00



                                                                   Pro Forma
                                                     Combined Municipal Portfolio of DIF*
                                                     ------------------------------------
                                                                                                   Retail Class (if
                                Retail Class (if                             Retail Class (if         only DTF's
                               only DTF's Class A                             only DTF's FSW       Thornburg Class
                                  shareholders                              Class shareholders       shareholders
                                  approve the         Short Term Income        approve the           approve the
                                 Reorganization)         Shares Class         Reorganization)        Reorganization)
                              ---------------------  -------------------  --------------------  ----------------------
Net Assets:                      $106,342,510          $230,747,035           $97,261,892           $58,673,773
Shares Outstanding:               106,387,014           230,855,364            97,284,294            58,680,118
Net Asset Per Share:                    $1.00                 $1.00                $ 1.00                 $1.00

-----------------
* Net Assets and Net Asset Value Per Share include the aggregate value of DTF net assets that would have been transferred to the Municipal Portfolio of DIF had the Reorganization taken place on March 31, 2007. The data does not take into account expenses incurred in connection with the Reorganization, which will be assumed by RTAM, or the actual number of shares that would have been issued. The pro forma total net assets of all classes of the Municipal Portfolio of DIF following the Reorganization would be $545,957,352.

         There is, of course, no assurance that the Reorganization will be consummated. Moreover, if consummated, the capitalization of each Fund is likely to be different at the Closing Date as a result of daily share purchase and redemption activity in the Funds.

Rights of Securities Holders

         DIF is a Massachusetts business trust. DTF is a Maryland corporation. As a business trust, DIF is governed by its Declaration of Trust and applicable Massachusetts law. As a corporation, DTF is governed by its Articles of Incorporation and applicable Maryland law. Shares of the Funds are redeemable at their net asset value. The voting rights of both Funds are substantially the same. The shares of each Fund entitle the holder to one vote per share on the election of board members and all other matters submitted to shareholders. All shares of each class of each such Fund participate equally in its dividends and distributions and in its net assets on liquidation, and all shares of each, when issued, are fully paid and non-assessable, freely transferable and have no preference, pre-emptive or conversion rights. It is contemplated that neither Fund will hold regular annual meetings of shareholders. Other than as described herein, there are no material differences between the rights of securities holders of DTF and the rights of securities holders of DIF.

                     ADDITIONAL INFORMATION ABOUT THE FUNDS

         Comparison of Other Investment Strategies

      Municipal Portfolio of DIF (the Surviving Fund)                                  DTF
----------------------------------------------------------------  ---------------------------------------------------
   o     The  Fund   intends  to  achieve  its   investment
         objectives through four separate Portfolios.  Each
         Portfolio  is  a  money  market   portfolio   that
         invests   in   high   quality,   short-term   debt
         instruments.    The   Fund   seeks   to   maintain
         investment   portfolios  with  a   dollar-weighted
         average  maturity of 90 days or less, to value its
         investment   portfolios  at  amortized   cost  and
         maintain a net asset value of $1.00 per share.

   o     The  Municipal  Portfolio  seeks  to  achieve  its       o   Although  the DTF will  attempt to invest  100%
         objective  by  investing  at least  80% of its net           of its total assets in  Municipal  Obligations,
         assets   in   obligations    issued   by   states,           DTF at all  times  will  invest at least 80% of
         territories  and  possessions of the United States           its  net   assets,   plus  the  amount  of  any
         and    its    political    subdivisions,    public           borrowings   for   investment   purposes,    in
         authorities  and  other  entities   authorized  to           Municipal  Obligations,  the income  from which
         issue debt, including  Participation  Certificates           is exempt from federal  income tax. This policy
         therein,  the  interest  on which is  exempt  from           is fundamental  and may not be changed  without
         regular  federal  income tax. For purposes of this           shareholder approval.
         test  only,  net  assets  include  borrowings  for
         investment   purposes.   The  Fund  will   provide
         shareholders  with at least 60 days  prior  notice
         of any change in this policy.

                                                                  o   With  respect  to up to 20% of its net  assets,
                                                                      the  DTF  may  purchase   taxable   securities,
                                                                      including Municipal  Obligations whose interest
                                                                      income is subject to  federal,  state and local
                                                                      income tax. The kinds of taxable  securities in
                                                                      which DTF may  invest are  limited to  specific
                                                                      types of  short-term,  fixed income  securities
                                                                      as more fully  described in "Description of the
                                                                      Fund and Its  Investments  and  Risks - Taxable
                                                                      Securities"  in  the  Statement  of  Additional
                                                                      Information for DTF.

                                                                  o   DTF   will   also   invest   in   Participation
                                                                      Certificates    in    Municipal    Obligations.
                                                                      Participation   Certificates   represent  DTF's
                                                                      interest  in a  Municipal  Obligation  that  is
                                                                      held by another entity (i.e., banks,  insurance
                                                                      companies  or  other  financial  institutions).
                                                                      Instead of  purchasing  a Municipal  Obligation
                                                                      directly,  DTF purchases and holds an undivided
                                                                      interest  in a  Municipal  Obligation  that  is
                                                                      held by a third  party.  DTF's  interest in the
                                                                      underlying      Municipal     Obligation     is
                                                                      proportionate   to  the   DTF's   participation
                                                                      interest.   Ownership   of  the   Participation

                                                                      Certificates  causes  DTF to be  treated as the
                                                                      owner of the underlying  Municipal  Obligations
                                                                      for federal income tax purposes.

                                                                  o   DTF may invest  more than 25% of its assets in
                                                                      Participation   Certificates   purchased  from
                                                                      banks in  industrial  revenue  bonds and other
                                                                      Municipal Obligations.


                                                                  o   DTF   may   also   purchase    securities   and
                                                                      Participation   Certificates   whose   interest
                                                                      income   may  be   subject   to   the   federal
                                                                      alternative   minimum   tax.   However,   these
                                                                      investments are included in the same 20% of net
                                                                      assets   that  may  be   invested   in  taxable
                                                                      securities.


   o     As a temporary  defensive  measure  DIF may,  from       o   As a temporary  defensive measure DTF may, from
         time  to  time,  invest  in  securities  that  are           time to time,  invest  in  securities  that are
         inconsistent   with   its   principal   investment           inconsistent  with  its  principal   investment
         strategies  or remain  uninvested in an attempt to           strategies  or remain  uninvested in an attempt
         respond to adverse market, economic,  political or           to  respond  to   adverse   market,   economic,
         other  conditions as determined by the  investment           political or other  conditions as determined by
         manager.  Such a temporary  defensive position may           the  investment   manager.   Such  a  temporary
         cause   DIF  to   not   achieve   its   investment           defensive   position   may  cause  DTF  to  not
         objectives.                                                  achieve its investment objectives.

   o     DIF shall not invest more than 5% of its total           o   DTF shall not invest  more than 5% of its total
         assets in securities issued by a single issuer.              assets in securities issued by a single issuer.

   o     With respect to 75% of its total assets, DIF shall       o   With  respect to 75% of its total  assets,  DTF
         invest not more than 10% of its total assets in              shall  invest  not more  than 10% of its  total
         Securities backed by a demand feature or guarantee           demand feature assets in Municipal  Obligations
         from the same institution.                                   backed  by  a  or   guarantee   from  the  same
                                                                      institution.

                                                                  o   DTF's     investments    may    also    include
                                                                      "when-issued"    Municipal    Obligations   and
                                                                      stand-by commitments.

   o     DIF's investment  manager  considers the following       o   DTF's   investment    manager   considers   the
         factors  when  buying and selling  securities  for           following   factors  when  buying  and  selling
         the portfolio:  (i) the availability of cash, (ii)           securities   for   the   portfolio:   (i)   the
         redemption requests,  (iii) yield management,  and           availability of cash, (ii) redemption requests,
         (iv) credit management.                                      (iii)   yield   management,   and  (iv)  credit
                                                                      management.

   o     In order to maintain a share  price of $1.00,  the       o   In order to  maintain  a share  price of $1.00,
         Fund   must   comply   with    certain    industry           the Fund  must  comply  with  certain  industry
         regulations.   The  Fund  will   only   invest  in           regulations.  Other requirements pertain to the
         securities  which are denominated in United States           maturity and credit  quality of the  securities
         dollars.   Other   regulations   pertain   to  the           in which  the Fund may  invest.  The Fund  will
         maturity and credit  quality of the  securities in           only  invest in  securities  which  have or are
         which  the Fund may  invest.  The Fund  will  only           deemed  to  have a  remaining  maturity  of 397
         invest in securities  which have, or are deemed to           days or less.  Also,  the average  maturity for
         have,  a  remaining  maturity of 397 days or less.           all  securities  contained  in the  Fund,  on a
         Also,  the  average  maturity  for all                       dollar-weighted

         securities contained in each individual Portfolio            basis, will be 90 days or less.
         of the Fund, on a dollar-weighted  basis, will be
         90 days or less.

   o     The Fund will only invest in either securities
         which  have been  rated (or  whose  issuers  have        o   The Fund will only invest in either  securities
         rated) in the highest  short-term rating category            which  have been  rated (or  whose  issuers  by
         been  rated)  in the  highest  short-term  rating            nationally  recognized  statistical rating have
         category  by  nationally  recognized  statistical            been rating organizations, or are unrated which
         organizations,  or  are  unrated  securities  but            have been  determined by the Fund's  securities
         which have been determined by investment  manager            but  the  Fund's  investment  manager  to be of
         to be of comparable quality.                                 comparable quality.

   o     Municipal Securities:  The Municipal Portfolio may
         purchase  high  quality  tax-exempt  money  market
         instruments       ("Municipal        Securities"),
         including  debt   obligations   issued  to  obtain
         funds  for  various  public  purposes  (e.g.,  the
         construction   of   a   wide   range   of   public
         facilities),    the   refunding   of   outstanding
         obligations,    the   obtaining   of   funds   for
         general   operating   expenses  and  lending  such
         funds   to   other   public    institutions    and
         facilities.  The  Portfolio  may  also  invest  in
         certain  types  of  private   activity   bonds  or
         industrial  development  bonds,  issued  by  or on
         behalf  of  public  authorities  to  obtain  funds
         to  provide  for  the   construction,   equipment,
         repair  or  improvement   of  privately   operated
         facilities.  Such  obligations  are  considered to
         be   Municipal   Securities   provided   that  the
         interest  paid  thereon  generally   qualifies  as
         exempt  from  regular  federal  income  tax in the
         opinion  of  bond  counsel.  Interest  on  certain
         Municipal  Securities  may  give  rise to  federal
         alternative  minimum  tax  liability  and may have
         other collateral federal income tax consequences.

   o     Repurchase Agreements:  The Municipal Portfolio of
         DIF may enter into repurchase  agreements provided
         that the  instruments  serving as  collateral  for
         the  agreements  are eligible for inclusion in the
         Municipal   Portfolio.   A  repurchase   agreement
         arises  when a  buyer  purchases  a  security  and
         simultaneously  agrees  with the  vendor to resell
         the  security to the vendor at an agreed upon time
         and price.

         Summary of Principal Investment Risks

      Municipal Portfolio of DIF (the Surviving Fund)                                  DTF
----------------------------------------------------------------  ---------------------------------------------------
   o     Since  the   Municipal   Portfolio   may  contain        o   An  investment  in the Fund should be made with
         municipal  debt  obligations,  the value of these            an   understanding   of  the  risks that an
         municipal   obligations  may  be  affected   by              investment in Municipal Obligations may entail.
         uncertainties   on  the  municipal  debt  market             Payment of interest and preservation of capital
         related to taxation. In addition,  the payment of            are dependent upon the continuing ability of
         interest   and   preservation  of capital   are              issuers and/or obligors of state, municipal and
         dependent upon the continuing ability of issuers             public authority debt obligations to meet their
         and/or  obligors of state,  municipal  and public            payment obligations.
         authority debt  obligations to meet these payment
         obligations.

   o     The  Municipal  Portfolio  may contain  municipal        o   Because  the Fund  intends  to  concentrate  in
         debt  obligations.  The value of these  municipal            Participation  Certificates and other Municipal
         obligations may be affected by  uncertainties in             Obligations, investors  should  consider  the
         the municipal debt market related to taxation. In            greater risk of the Fund's concentration versus
         addition,    the   payment   of   interest  and              the safety that comes with a less concentrated
         preservation  of capital are  dependent  upon the            investment portfolio. In addition, because the
         continuing  ability of issuers and/or obligors of            Fund purchases Participation  Certificates from
         state,   municipal  and  public   authority debt             banks and the  Participation  Certificates  are
         obligations to meet these payment obligations.               backed by a bank  letter of credit, investment
                                                                      in  the   Fund   should   be  made  with   and
                                                                      understanding  of the risks that an investment
                                                                      in the banking industry may entail.

                                                                  o   Because the Fund  reserves the right to invest
                                                                      up  to  20% of  its  net assets  in  taxable
                                                                      securities, investors should  understand that
                                                                      some of the income of the Fund may be  subject
                                                                      to taxation, including the federal alternative
                                                                      minimum tax.

                                                                  o   By  investing  in  liquid,   short-term,   high
                                                                      quality  investments  that  have  high  quality
                                                                      credit support from banks,  insurance companies
                                                                      or   other   financial    institutions   (i.e.,
                                                                      Participation  Certificates  and other variable
                                                                      rate demand instruments), the Fund's management
                                                                      believes  that it can protect the Fund  against
                                                                      credit   risks  that  may  exist  on  long-term
                                                                      Municipal  Obligations.  The Fund may  still be
                                                                      exposed  to the  credit  risk of the  credit or
                                                                      liquidity  support  provider.  Changes  in  the
                                                                      credit quality of the provider could affect the
                                                                      value of the  security and your  investment  in
                                                                      the Fund.

                                                                  o   Because the Fund may concentrate in
                                                                      Participation Certificates which may be secured
                                                                      by bank letters of credit or guarantees, an
                                                                      investment in the Fund should be made with an
                                                                      understanding of the characteristics of the
                                                                      banking industry and the risks which such an
                                                                      investment may entail. This includes extensive
                                                                      governmental regulations, changes in the
                                                                      availability and cost of capital funds, and
                                                                      general economic conditions (see "Variable Rate
                                                                      Demand Instruments and Participation
                                                                      Certificates" in the Statement of Additional
                                                                      Information) which may limit both the amounts
                                                                      and types of loans and other financial
                                                                      commitments which may be made and interest rates
                                                                      and fees which may be charged. The profitability
                                                                      of this industry is largely dependent upon the
                                                                      availability and cost of capital funds for the
                                                                      purpose of financing lending operations under
                                                                      prevailing money market conditions. General
                                                                      economic conditions also play an important part
                                                                      in the operations of this industry. Exposure to
                                                                      credit losses arising from possible financial
                                                                      difficulties of borrowers might affect a bank's
                                                                      ability to meet its obligations under a letter
                                                                      of credit.



                                 VOTING MATTERS

Generally

         This Combined Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by the Board of DTF for use at a Special Meeting of Shareholders (the "Meeting") to be held at the offices of DTF at 600 Fifth Avenue, New York, NY 10020, on November 5, 2007, at 9:00 a.m. or any postponement or adjournment thereof, to approve or disapprove the Plan. It is expected that the solicitation of proxies will be primarily by the mailing of this Combined Prospectus/Proxy Statement and the materials accompanying it. Supplemental solicitations may be made by mail, telephone or personal interviews by officers and representatives of DTF. It is anticipated that banks, broker-dealers and other institutions will be requested to forward proxy materials to beneficial owners and to obtain authorization for the execution of proxies. RTAM may, upon request, reimburse banks, broker-dealers and other institutions for their expenses in forwarding proxy materials to beneficial owners. The expenses in connection with preparing and mailing this Combined Prospectus/ Proxy Statement and the material accompanying it, and the expenses associated with retaining a proxy solicitation firm will be paid by RTAM. DTF may engage Broadridge, a professional proxy solicitation firm, to assist in the solicitation of proxies for which they will be paid a fee of $5,000 plus any related out-of-pocket expenses.

         Only shareholders of record of DTF at the close of business on August 24, 2007 (the "Record Date"), will be entitled to vote at the Meeting. As of the Record Date, there were 20,870,716.30 shares of Class A, 42,362,336.92 shares of Class B, and 19,273,609.29 shares of Thornburg Class shares of DTF issued and outstanding, with each whole share entitled to one vote and each fraction of a share entitled to a proportionate fraction of a vote. As of the Record Date, there were no shares issued and outstanding for the FSW Class of DTF.

         As of the Record Date, the officers and Directors of DTF, as a group, owned less than 1% of each class of DTF.

         As of the Record Date, the officers and Trustees of DIF, as a group, owned less than 1% of each class of the Municipal Portfolio of DIF.

         As of the Record Date, the following persons owned of record or beneficially 5% or more of the outstanding shares of DTF:


                                                                Investor              % of           Nature of
        Name and Address                 Portfolio               Class             Ownership         Ownership
        ----------------------- ------------------------- ------------------ -------------------- -----------------
Bank of New York                      DTF - Municipal           Class A              42.598%        Beneficial
Attn: STIF/Master Note
One Wall St 2nd floor
New York, NY 10286

Richard Gostanian & Kathryn
Veselic JTWROS                        DTF - Municipal           Class A               9.935%          Record
12 Olde Woode Rd
Salem, NH 03079

A. Vincent Lawrence                   DTF - Municipal           Class A               6.966%          Record
South Cluster Pines-Unit C
9240 S.E. Riverfront Terrace
Tequesta, FL 33469

Gayle B. Stoffel                      DTF - Municipal           Class A               6.360%          Record
5949 Sherry Lane
Ste 1465
Dallas, TX 75225

Garrett Thornburg, TTEE
Revocable Living Trust
U/T/A DTD 7/27/90                     DTF - Municipal           Class B              29.531%          Record
119 East Marcy St., Suite 202
Santa Fe, NM 87501-2046

Robert L. Stone                       DTF - Municipal           Class B              18.016%          Record
100 Hill Province Road
P.O. BOX 233 Williamton, MA 01267-0233

Sally Grant Morse                     DTF - Municipal           Class B               8.756%          Record
176 East 71st
New York, NY 10021-5159

Kenneth J. Kret                       DTF - Municipal           Class B               6.607%          Record
11 Locus Drive
Rocky Point, NY  11778

Thornburg Securities Corp             DTF - Municipal          Thornburg            100.000%        Beneficial
119 E Marcy Street
Santa Fe, NM 87501


         As of the Record Date, the following persons owned of record or beneficially 5% or more of the outstanding shares of DIF:

                                                                Investor              % of           Nature of
        Name and Address                 Portfolio               Class             Ownership         Ownership
        ----------------------- ------------------------- ------------------ -------------------- -----------------
Reich & Tang Money Fund                DIF - Municipal        Retail Class           28.960%        Beneficial
Settlement
ATT Procash Group
c/o Pershing
One Pershing Plaza 6th Fl

FMSBonds, INC.                         DIF - Municipal        Retail Class           10.232%        Beneficial
301 Yamato Road
Ste 1100
Boca Raton, FL  33431

Southwest Securities Inc.              DIF - Municipal        Retail Class           7.045%         Beneficial
1201 Elm Street
Suite 4300
Dallas, TX  75270

                                                               Short Term
Reich & Tang Money Fund                DIF - Municipal        Income Shares          26.897%        Beneficial
Settlement
ATT Procash Group
c/o Pershing
One Pershing Plaza 6th Fl

                                                               Short Term
Lehman Brothers for the Exclusive      DIF - Municipal        Income Shares          13.115%        Beneficial
Benefit of Customers
70 Hudson St, 7 FL
Jersey City, NJ  07302

         The beneficial owner of 25% or more of a voting security is presumed to have "control" for purposes of the Act, absent a determination to the contrary by the SEC. A person who controls the Funds could have effective control over the outcome of matters submitted to a vote of shareholders of the Funds. Based on the information provided above, as of the Record Date, the following persons owned a controlling interest in DTF:


                                                                Investor              % of           Nature of
        Name and Address                 Portfolio               Class             Ownership         Ownership
        ----------------------- ------------------------- ------------------ -------------------- -----------------
Bank of New York                       DTF - Municipal          Class A              42.598%        Beneficial
Attn: STIF/Master Note
One Wall St 2nd floor
New York, NY 10286

Thornburg Securities Corp              DTF - Municipal          Thornburg            100.00%        Beneficial
119 E Marcy Street
Santa Fe, NM 87501


         Based on the information provided above, as of the Record Date, the following persons owned a controlling interest in DIF:


                                                                Investor              % of           Nature of
        Name and Address                 Portfolio               Class             Ownership         Ownership
        ----------------------- ------------------------- ------------------ -------------------- -----------------
Reich & Tang Money Fund                DIF - Municipal        Retail Class           28.960%        Beneficial
Settlement
ATT Procash Group
c/o Pershing
One Pershing Plaza 6th Fl

                                                               Short Term
Reich & Tang Money Fund                DIF - Municipal        Income Shares          26.897%        Beneficial
Settlement
ATT Procash Group
c/o Pershing
One Pershing Plaza 6th FL


         If the accompanying proxy is executed and returned in time for the Meeting, the shares covered thereby will be voted in accordance with the instructions thereon. In the absence of any instructions, such proxy will be voted to approve the Plan. Any shareholder giving a proxy may revoke it at any time before the Meeting by submitting to DTF a written notice of revocation or a subsequently executed proxy, by attending the Meeting and voting in person or by touch-tone telephone or the Internet.

         If a proxy represents a broker "non-vote" (that is, a proxy from a broker or nominee indicating that such person has not received instructions from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the broker or nominee does not have discretionary power) or is marked with an abstention (collectively, "abstentions"), the shares represented thereby will be considered to be present at the meeting for purposes of determining the existence of a quorum for the transaction of business. These broker non-votes and abstentions will not be treated as votes in favor of the Plan.

Quorum and Adjournments

         The presence of the holders of one-third (33.3%) of the issued and outstanding shares of DTF, in person or by proxy, constitutes a quorum. However, the mere presence of a quorum at the Meeting may not be sufficient to approve one or more of the proposals. If at the time any session of the Meeting is called to order a quorum is not present, in person or by proxy, the persons named as proxies may vote those proxies which have been received to adjourn the Meeting to a later date. In the event that a quorum is present but sufficient votes in favor of one or more of the proposals have not been received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies with respect to any such proposal. All such adjournments will require the affirmative vote of a majority of the shares present in person or by proxy at the session of the Meeting to be adjourned. The persons named as proxies will vote those proxies which they are entitled to vote in favor of the proposal, in favor of such an adjournment, and will vote those proxies required to be voted against the proposal, against any such adjournment. A vote may be taken on one or more of the proposals in this proxy statement prior to any such adjournment if sufficient votes for its approval have been received and it is otherwise appropriate.

Vote Required

         In order to approve the proposed Reorganization, each class (Class A, Class B, FSW Class and Thornburg Class shareholders) of DTF must vote separately in favor of the Reorganization. Approval of the Reorganization requires the affirmative vote of the lesser of (i) 67% or more of the shares of such class present or represented at the meeting, if shareholders of more than 50% of all shares of the class are present or represented by proxy, or (ii) more than 50% of all shares of the class. If the Reorganization is not approved, the Directors will consider at that time, what proposed actions to take, if any. Such actions may include the liquidation of the class, or DTF itself.

Appraisal Rights

         Under the State of Maryland and the Act, shareholders do not have any rights of share appraisal. Shareholders have the right to redeem their shares of DTF at net asset value at any time until the close of business on the business day prior to the Closing Date of the Reorganization and, thereafter, on any business day shareholders may redeem at net asset value their shares of DIF acquired by them in the Reorganization.

                              FINANCIAL HIGHLIGHTS

         Financial Highlights for the Funds for their most recent five years (or if shorter, since the Funds' inception) are contained in the Funds' annual reports to shareholders, which accompanies this Combined Prospectus/Proxy Statement and is incorporated herein by reference.

                              FINANCIAL STATEMENTS

         The audited financial statements for the fiscal year ended March 31, 2007, for DIF, contained in DIF's 2007 annual report to shareholders, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference. The audited financial statements for the fiscal year ended October 31, 2006, for DTF, contained in DTF's annual report to shareholders, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference. DTF's unaudited financial statements for the semi-annual period ended April 30, 2007, for DTF, contained in DTF's semi-annual report to shareholders, are also incorporated herein by reference.

                                  OTHER MATTERS

         As a Maryland Corporation, DTF is not required, and does not intend, to hold regular annual meetings. Shareholders who wish to present proposals at any future shareholder meeting must present such proposals to the Board at a reasonable time prior to the solicitation of any shareholder proxy.

         The management does not know of any matters to be presented at this Meeting other than that mentioned in this Proxy Statement. If any matters properly come before the meeting, the shares represented by proxies will be voted with respect thereto in accordance with the best judgment of the person or persons voting the proxies.

                       STATEMENT OF ADDITIONAL INFORMATION

                  Relating to the acquisition of the assets of

                        DAILY TAX FREE INCOME FUND, INC.
                                600 Fifth Avenue
                            New York, New York 10020

                        by and in exchange for shares of

                                DAILY INCOME FUND
                                600 Fifth Avenue
                            New York, New York 10020

         This Statement of Additional Information, relating specifically to the proposed acquisition of substantially all of the assets of the Daily Tax Free Income Fund, Inc. ("DTF") by the Municipal Portfolio of the Daily Income Fund ("DIF"), consists of this cover page, pro forma financial statements and the following described documents, each of which is incorporated by reference herein:

         The Statement of Additional Information of DIF dated July 30, 2007;

         The Statement of Additional Information of DTF dated February 28, 2007;

         The Annual Report of DIF for the year ended March 31, 2007; and

         The Annual Report of DTF for the year ended October 31, 2007, and the Semi-Annual Report of DTF for the six months ended February 28, 2007.

         This Statement of Additional Information is not a prospectus. A Combined Proxy Statement/Prospectus dated September 14, 2007, relating to the above-referenced transaction may be obtained from Reich & Tang Asset Management, LLC ("RTAM"), 600 Fifth Avenue, New York, New York 10020, or by calling toll free at (800) 433-1918. This Statement of Additional Information relates to, and should be read in conjunction with, such Combined Proxy Statement/Prospectus.

         The date of this Statement of Additional Information is September 14, 2007.

                                TABLE OF CONTENTS

   A.    General Information........................................       1
   B.    Additional Information About the Funds.....................       1
   C.    Financial Statements.......................................       1
   D.    Pro Forma Financial Information............................       1
   E.    Federal Income Tax.........................................       8

         A.       General Information

         The Board of Directors of DTF has approved a Plan of Reorganization and Liquidation (the "Plan") which contemplates the transfer of the assets and liabilities of DTF ("Acquired Fund") to the Municipal Portfolio of DIF ("Surviving Fund") in exchange for shares of the Municipal Portfolio of the Surviving Fund (the "Reorganization").

         After the transfer of its assets and liabilities in exchange for Surviving Fund shares, the Acquired Fund will distribute the Surviving Fund's shares to its shareholders in liquidation of the Acquired Fund. Each shareholder owning shares of the Acquired Fund at the closing of the Reorganization will receive shares of the Surviving Fund equal in aggregate value to his or her interest in the Acquired Fund, and will receive any unpaid dividends or distributions on shares of the Acquired Fund that were declared at or before the closing of the Reorganization. The Surviving Fund will establish an account for each former shareholder of the Surviving Fund reflecting the appropriate number of shares distributed to the shareholder. These accounts will be substantially identical to the accounts currently maintained by the Acquired Fund for each shareholder. In connection with the Reorganization, all outstanding shares of the Acquired Fund will be cancelled, and the Acquired Fund will wind up its affairs and be terminated. For further information about the transaction, see the Combined Proxy Statement/Prospectus.

         B.       Additional Information about the Funds

         This statement of additional information incorporates by reference the following documents, which contain additional information about the Funds:

         1. The Statement of Additional Information of the Acquired Fund dated February 28, 2007;

         2. The Statement of Additional Information of the Surviving Fund dated July 30, 2007.

         C.       Financial Statements

         Historical financial information regarding the Funds is included in the following documents which are incorporated herein by reference:

         1. The Annual Report of the Surviving Fund for the year ended March 31, 2007, including the Fund's audited financial statements; and

         2. The Annual Report of the Acquired Fund for the year ended October 31, 2006, including the Fund's audited financial statements, and the Semi-Annual Report of the Acquired Fund for the six months ended April 30, 2007.

         D.       Pro Forma Financial Information

         Shown below are financial statements for the Acquired Fund, the Cortland Class of the Municipal Money Market Fund of Cortland Trust, Inc. ("Cortland"), which is also proposed to be reorganized into the Surviving Fund, and the Surviving Fund and Pro Forma financial statements for the Surviving Fund at March 31, 2007, as though the Reorganization and the proposed reorganization between Cortland and the Surviving Fund both occurred as of such date. The first table presents Statements of Assets and Liabilities (unaudited) for the Acquired Fund, Cortland, the Surviving Fund and Pro Forma for the Surviving Fund following both reorganizations. The second table presents Statements of Operations (unaudited) for the Acquired Fund, Cortland, the Surviving Fund and Pro Forma for the Surviving Fund following both reorganizations. The third table presents Portfolio of Investments (unaudited) for the Acquired Fund, Cortland, the Surviving Fund and Pro Forma for the Surviving Fund following both reorganizations. The tables are followed by the Notes to the Pro Forma Financial Statements (unaudited).

                         PRO FORMA FINANCIAL STATEMENTS

      Statements of Assets and Liabilities as of March 31, 2007 (Unaudited)

                                        Target Fund         Target Fund        Acquiring Fund

                                       Cortland Trust,                                                           Proforma Combined
                                       Inc. Municipal      Daily Tax Free     Daily Income Fund-    Pro Forma    Daily Income Fund-
                                      Money Market Fund   Income Fund, Inc.  Municipal Portfolio   Adjustments   Municipal Portfolio
                                      -----------------   ----------------- --------------------- ------------- --------------------
Assets:
   Investments in securities,
     at amortized cost (Note 2)         $ 44,874,999       $ 305,897,045       $ 238,330,555                -       $ 589,102,599
   Cash                                    1,198,292           1,601,023             166,479                -           2,965,794
   Prepaid Expenses                            1,198              44,212              27,059                -              72,469
   Accrued interest rec'ble                  648,320           2,776,863           1,531,405                -           4,956,588
   Other Receivables                              36               1,585                   -                -               1,621
                                       --------------     ---------------     ---------------         --------     ---------------
             Total Assets                 46,722,845         310,320,728         240,055,498                -         597,099,071
                                                          ---------------     ---------------         --------     ---------------

Liabilities:
   Payable for Securities Purchased     $        -         $         -         $   3,351,600                -       $   3,351,600
   Payable to Affiliates                      41,599             154,760              80,877                -             277,236
   Accrued expenses                            3,829             205,142              46,801                -             255,772
   Dividends Payable                              17             301,250             276,165                -             577,432
   Other                                         -                   -                 2,279                -               2,279
                                       --------------     ---------------     ---------------         --------     ---------------
             Total Liabilities                45,445             661,152           3,757,722                -           4,464,319
                                                          ---------------     ---------------         --------     ---------------
   Net Assets                            $46,677,400       $ 309,659,576       $ 236,297,776                        $ 592,634,752
                                       ==============     ===============     ===============         --------     ===============

Source of Net Assets:
   Net capital paid in on shares of
     capital stock (Note 3)             $ 46,684,476       $ 309,674,043       $ 236,297,776                -       $ 592,656,295
   Accumulated net realized gain (loss)      (13,865)            (14,467)                  -                -             (28,332)
   Accumulated net investment income           6,789                 -                     -                -               6,789
                                       --------------     ---------------     ---------------         --------     ---------------
   Net Assets                            $46,677,400       $ 309,659,576       $ 236,297,776                        $ 592,634,752
                                       ==============     ===============     ===============         --------     ===============

   Net Asset Value, per Share
     (Note 3):

   Cortland Trust, Inc.-
     Municipal Money Market Fund        Net Assets    Shares Outstanding     NAV
                                       -----------------------------------------
   Cortland Shares                        46,677,400           46,705,944   1.00
                                       -----------------------------------
                                          46,677,400           46,705,944
                                       ===================================

   Net Asset Value, per Share
     (Note 3):
   Daily Tax Free Income Fund, Inc.                        Net Assets    Shares Outstanding    NAV
                                                          ----------------------------------------
   Class A                                                    64,525,635         64,570,139   1.00
   Class B                                                   172,832,026        172,940,355   1.00
   First Southwest                                            55,445,017         55,467,419   1.00
   Thornburg                                                  16,856,898         16,863,243   1.00
                                                          -----------------------------------
                                                             309,659,576          309,841,156
                                                          ===================================
   Daily Income Fund-Municipal
     Portfolio                                                            Net Assets     Shares Outstanding    NAV
                                                                         -----------------------------------------
   Institutional                                                                 10,000              10,000   1.00
   Institutional Service                                                         10,000              10,000   1.00
   Short-Term Income                                                         57,915,009          57,915,009   1.00
   Retail                                                                    41,816,875          41,816,875   1.00
   Advantage                                                                136,545,892         136,545,892   1.00
                                                                           ---------------------------------
                                                                            236,297,776         236,297,776
                                                                           =================================

   Proforma Combined Daily Income
     Fund-Municipal Portfolio                                                            Net Assets      Shares Outstanding    NAV
                                                                                        ------------------------------------------
   Institutional                                                                               10,000                10,000   1.00
   Institutional Service                                                                       10,000                10,000   1.00
   Short-Term Income                                                                      230,747,035           230,855,364   1.00
   Retail                                                                                 225,321,825           225,423,620   1.00
   Advantage                                                                              136,545,892           136,545,892   1.00
                                                                                        -----------------------------------
                                                                                          592,634,752           592,844,876
                                                                                        ===================================

   (a) Reclass of excess cash to offset cash due to custodian


            See Notes to Pro Forma Financial Statements (Unaudited)

 Statements of Operations for the twelve months ended March 31, 2007 (Unaudited)

                                                           Target Fund      Target Fund   Acquiring Fund

                                                          Cortland Trust,                 Daily Income
                                                          Inc.- Municipal   Daily Tax     Fund -
                                                          Money Market      Free Income   Municipal       Pro Forma       Pro Forma
                                                              Fund          Fund, Inc.    Portfolio      Adjustments      Combined
                                                          ---------------  -------------  -------------  -------------  ------------
INVESTMENT INCOME
Income:
  Interest
Expenses: (Note 4)                                          6,622,709      13,055,558      2,025,460           -         21,703,727
                                                          ------------   -------------   ------------  ------------    -------------

Investment management fee                                   1,360,406       1,177,336         66,329    (1,882,289) (a)     721,782
Administration fee                                                -           760,741         27,637      (487,635) (b)     300,743
Shareholder servicing fee (Institutional Service shares)          -               -                1           -                  1
Shareholder servicing fee (Short-Term Income Shares)              -               -            8,607       525,461  (c)     534,068
Shareholder servicing fee (Retail Shares)                         -           380,166         10,063       234,438  (d)     624,667
Shareholder servicing fee (Advantage Shares)                  225,460             -          110,943           -            336,403
Distribution fee (Short-Term Income Shares)                       -               -           15,493       945,830  (e)     961,323
Distribution fee (Retail Shares)                              234,422         127,782         26,163     1,234,976  (f)   1,623,343
Distribution fee (Advantage Shares)                           225,460             -          332,830       450,920  (g)   1,009,210
Sub-Accounting fee (Advantage Shares)                             -               -           44,377        90,184  (h)     134,561
Custodian expenses                                                -            30,564          3,320        (3,645) (i)      30,239
Shareholder servicing and related shareholder expenses            -           237,414         15,115       153,624  (i)     406,153
Legal, compliance and filing fees                                 -           587,869         28,251      (103,131) (i)     512,989
Audit and accounting                                              -           217,697         44,227      (145,214) (i)     116,710
Trustees' fees and expenses                                    14,647          41,168          4,128       (17,842) (i)      42,101
Other                                                         (13,614)         20,178          1,448        10,093  (i)      18,105
                                                          ------------   -------------   ------------  ------------    -------------
Total expenses                                              2,046,781       3,580,915        738,932     1,005,770        7,372,398
        Less:  Fees waived                                   (207,423)       (424,555)      (213,011)   (1,025,783) (j)  (1,870,772)
                            Expense paid indirectly               -          (5,871)             -           5,871  (i)         -
                                                          ------------   -------------   ------------  ------------    -------------
  Net expenses                                              1,839,358       3,150,489        525,921       (14,142)       5,501,626
                                                          ------------   -------------   ------------  ------------    -------------
  Net investment income                                     4,783,351       9,905,069      1,499,539        14,142       16,202,101

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                        (5,028)            -              -             -             (5,028)
                                                          ------------   -------------   ------------  ------------    -------------
Increase in net assets from operations                      4,778,323       9,905,069      1,499,539         14,142      16,197,073
                                                          ============   =============   ============  ============    =============

(a) Adjustment reflects a Management Fee structure change.
(b) Adjustment reflects an Administration Fee structure change.
(c) Adjustment reflects an increase in Shareholder Servicing due to the exchange of Class B of Daily Tax Free to Short Term Income Shares.
(d) Adjustment reflects a change in Shareholder Servicing due to the exchange of Class A, First Southwest, and Thornburg shares of Daily Tax Free and Cortland Shares of Cortland Municipal to Retail Shares.
(e) Adjustment reflects a change in Distribution fee due to the exchange of Class B of Daily Tax Free to Short Term Income Shares.
(f) Adjustment reflects a change in Distribution fee due to the exchange of Class A, First Southwest and Thornburg Shares of Daily Tax Free and Cortland Shares of Cortland Municipal to Retail Shares.
(g) Adjustment reflects a change in Distribution fee due to the exchange of Cortland shares of Cortland Municipal to Advantage shares.
(h) Adjustment reflects a change in Sub-Accounting fee.
(i) Adjustment reflects a changes in Operating expenses from merger.
(j) Contractual fee waivers in effect to maintain expense ratios of individual classes.

            See Notes to Pro Forma Financial Statements (Unaudited)

           Portfolio of Investments as of March 31, 2007 (Unaudited)

                                                                                                     Cortland Trust, Inc. -
                                                                                                          Municipal
                                                                                                          Portfolio
   Security                                                                    Maturity  Current                    Amortized
     Number                          Security Description                        Date     Coupon     Shares/Par        Cost
     ------                          --------------------                        ----     ------     -----------       -----

Put Bonds (1)
188857BP0        CLIPPER TAX EXEMPT CERTIFICATES TRUST                                                        -              -
239791AA4        CITY OF DAYTON, KENTUCKY INDUSTRIAL                            4/2/2007      4.10        965,000        965,000
412493AA6        HARFORD COUNTY, MD EDRB (A.O. SMITH)                                                         -              -
45884AWS8        INTERMOUNTAIN POWER AGENCY (IPA) RB                                                          -              -
594692JW6        MICHIGAN STRATEGIC FUND LIMITED OBLIGATION RB                  4/2/2007      3.80      2,500,000      2,500,000
657906BD4        NORTH CAROLINA INDUSTRIAL FACILITY PCFA RB                                                   -              -
672523AC1        MICHIGAN OAKLAND COUNTY EDC RB (ORCHARD - MAPLE               5/15/2007      3.98      1,440,000      1,440,000
95662MSC5        WEST VIRGINIA HOUSING DEVELOPMENT FUND -                       4/9/2007      3.67      2,000,000      2,000,000
                                                                                                   ------------------------------
                                                               Total Put Bonds                          6,905,000      6,905,000


Tax Exempt Commercial Paper
18082GDN4        CLARK COUNTY, NV HIGHWAY RV CP                                                               -              -
46614WEB2        JACKSONVILLE FL CP                                                                           -              -
49119BAU4        KY ASSET / LIABILITY COMMISSION                                                              -              -
57584AEA5        MASSACHUSETTS DEVELOPMENT FINANCE AGENCY                                                     -              -
67865LAD8        OKLAHOMA CITY, OK WATER UTILITIES                                                            -              -
76219PAD3        RHODE ISLAND HEALTH & ED BUILDING CP                                                         -              -
79163PAV3        CITY OF ST. LOUIS, MO AIRPORT                                                                -              -
79625TCP8        SAN ANTONIO, TX WATER & SEWER                                                                -              -
86789HDM7        SUNSHINE STATE GOVERNMENT FINANCE COMMITTEE                                                  -              -
91513P2H5        BOARD OF REGENTS OF THE UNIVERSITY OF TEXAS                                                  -              -
                                                                                                   ------------------------------
                                                           Total Exempt Commerical Paper                      -              -

Tax Exempt General Obligation Notes & Bonds
006112AV8        ADAMS COUNTY OHIO VALLEY, YTM 3.65%                                                          -              -
037045BW0        ANTIGO, WI UNIFIED SCHOOL DISTRICT, YTM 3.67%                                                -              -
042807GF8        WISCONSIN ARROWHEAD HIGH SCHOOL DISTRICT,YTM 3.63%                                           -              -
098031EH6        BONDUEL, WI SCHOOL DISTRICT TAN, YTM 3.69%                                                   -              -
109570EB3        BRILLION WISCONSIN PUBLIC SCHOOL DISTRICT                                                    -              -
123547Z46        BUTLER COUNTY, OHIO YTM 3.8%                                                                 -              -
127635DD9        CADOTT, WI COMMUNITY SCHOOL DISTRICT, YTM 3.65%                                              -              -
132610BE5        CAMBRIDGE SCHOOL DISTRICT, WISCONSIN, YTM 3.77%                                              -              -
199641DC2        COLUMBUS, WI SCHOOL DISTRICT TRAN, YTM 3.69%                                                 -              -
206282AC9        CONCORD, CO METROPOLITAN DISTRICT                                                            -              -
20772GEL8        CONNECTICUT STATE - SERIES B,YTM 4.01%                         6/1/2007      2.01      2,000,000      1,993,359
210345EM2        CONSTANTINE PUBLIC SCHOOL, MI TRAN, YTM 3.80%                 8/20/2007      4.49      1,900,000      1,904,965
223283AD4        CONVINGTON KENTUCKY INDEPENDENT SCHOOL DISTRICT,              6/29/2007      4.65      1,425,000      1,425,000
233087JZ9        DUBLIN CITY, WI EVEREST AREA SCHOOL DISTRICT 2006             8/27/2007      3.93      3,500,000      3,500,106
245748EE4        DELAVAN, WI DARIEN SCHOOL DISTRICT, YTM 3.74%                                                -              -
275679AW8        EAST TROY WI COMMUNITY SCHOOL DISTRICT                                                       -              -
287769GA5        ELKHORN, WI AREA SCHOOL DISTRICT, YTM 3.73%                   8/24/2007      3.80      1,500,000      1,500,399
303585NZ2        FAIRBORN, OHIO                                                8/23/2007      4.51        700,000        701,878
303620AB4        OHIO FAIRBORN TAX INCREMENT, YTM 3.68%                                                       -              -
306184CJ9        FALL CREEK, WISCONSIN SCHOOL DISTRICT                         9/21/2007      3.75      1,000,000      1,000,000
340165DD8        FLORENCE COUNTY, WI SCHOOL DISTRICT TRAN,                                                    -              -
379209DC0        GLENWOOD CITY SCHOOL DISTRICT, WI, YTM 3.65%                                                 -              -
394262JP5        GREENDALE, WI SCHOOL DISTRICT TRAN, YTM 3.64%                                                -              -
510201AN6        LAKE MILLS, WISCONSIN AREA SCHOOL DISTRICT                    8/30/2007      4.00        550,000        550,546
510897CP4        LAKE SUPERIOR, MN INDEPENDENT SCHOOL DISTRICT                                                -              -
540822CX9        LOGAN COUNTY, OH SEWER IMPROVEMENT BAN, YTM 3.69%                                            -              -
56052EXY9        MAINE STATE HOUSING AUTHORITY MORTGAGE REVENUE                                               -              -
565116CK4        MAPLE, WI DALE-INDIAN HILL SCHOOL DISTRICT RAN,                                              -              -
569118DR0        MARION COUNTY, OH BAN - SERIES 2006, YTM 3.75%                                               -              -
587093FZ3        MENOMONIE AREA SCHOOL DISTRICT, WI, YTM 3.73%                                                -              -
590233FR8        MERRILL, WI AREA PUBLIC SCHOOL DISTRICT, YTM 3.60%                                           -              -
590470BM1        MERTON, WISCONSIN COMMUNITY SCHOOL DISTRICT                                                  -              -
594569BU8        MICHIGAN PUBLIC EDUCATIONAL FACILITIES AUTHORITY                                             -              -
628076HD6        MUSKINGUM COUNTY, OH (BARTLETT RUN) BAN (D),                                                 -              -
628076HY0        MUSKINGUM COUNTY, OHIO; YTM 3.70%                                                            -              -
6621402K7        NORTH ST. PAUL MAPLEWOOD, MINNESOTA                           8/13/2007      4.49      1,500,000      1,503,426
740807DT6        PRESCOTT, WI SCHOOL DISTRICT TRAN, YTM 3.67%                                                 -              -
742633PM6        PRIOR LAKE SAVAGE AREA SCHOOLS, MN                                                           -              -
762803BW3        RICE LAKE AREA, WI SCHOOL DISTRICT TRAN, YTM 3.61%                                           -              -
767285CL1        RIO, WI COMMUNITY SCHOOL DISTRICT, YTM 3.65%                                                 -              -
767556EQ2        RIPON, WI SCHOOL DISTRICT TRAN, YTM 3.68%                                                    -              -
789075DK1        ST. CLAIRSVILLE OH, YTM 3.85%                                 4/26/2007      4.17      1,500,000      1,500,320
821023JH2        SHEBOYGAN, WISCONSIN AREA SHOOL DISCTRICT                                                    -              -
849832RU6        SPRING LAKE PARK MINN INDPT SCH DIST NO 016 AID                                              -              -
882721MY6        TEXAS STATE TRANS                                                                            -              -
898133US0        TRUMBUL COUNTY, OH, YTM 3.57%                                                                -              -
919005CC0        VALDERS, WI AREA SCHOOL DISTRICT, YTM 3.64%                                                  -              -
921730CW5        VANDALIA, OHIO                                                8/24/2007      3.80      1,500,000      1,500,000
9430798P1        WAUKESHA, WI BAN, YTM 3.96%                                                                  -              -
943186JZ0        WAUNAKEE, WI COMMUNITY SCHOOL DISTRICT, YTM 3.74%                                            -              -
959435CV8        WESTERN SCHOOL BUILDING CORPORATION, IN BAN                    8/1/2007      3.80      1,500,000      1,500,000
980005BL5        WOODRUFF & ARBOR VITAE, WI SCHOOL DISTRICT TRAN,                                             -              -
                                                                                                   ------------------------------
                                                 Total Tax Exempt General Obligation Notes & Bonds     18,575,000     18,579,999

Variable Rate Demand Instruments(2)
00371EB66        ABN AMRO MUNITOPS CERTIFICATE TRUST (ALASKA NON-                                             -              -
00371EM80        ABN AMRO MUNITOPS CERTIFICATES TRUST (FLORIDA NON-                                           -              -
00371ETT7        ABN AMRO MUNITOPS CERTIFICATE TRUST (FLORIDA  NON-                                           -              -
00371EVC1        ABN AMRO MUNITPS CERTIFICATE TRUST, CO -                                                     -              -
00371EYF1        ABN AMRO MUNITOPS CERTIFICATE TRUST (ARIZONA NON-                                            -              -
00371EYZ7        ABN AMRO MUNITOPS CERTIFICATES TRUST (TEXAS NON-                                             -              -
00371EZR4        ABN AMRO MUNITOPS CERTIFICATES TRUST, VA                                                     -              -
050235AK6        AUBURN, AL NON-PROFIT HDA (LAKESIDE PROJECT)                   9/1/2027      3.86        250,000        250,000
010684AA6        ALACHUA COUNTY, FL CONTINUING CARE RETIREMENT                                                -              -
01069HAK4        ALACHUS COUNTY, FL IDRB                                                                      -              -
050235AK6        AUBURN, AL NON-PROFIT HDA (LAKESIDE PROJECT)                                                 -              -
074876GB3        BEAVER CNTY, PA IDA PCRB (FIRST ENERGY) - SERIES B                                           -              -
09604QAN3        BLUE SPRINGS, MO IDA MHRB (AUTUMN PLACE APTS.                                                -              -
102446AA9        BOWIE COUNTY, TEXAS INDUSTRIAL DEVELOPMENT                                                   -              -
10623NAD7        BRAZOS RIVER, TX HARBOR NAVIGATION                                                           -              -
115027NT7        BROWARD COUNTY, FL HFA (SAILBOAT BEND ASRIST                                                 -              -
121342GY9        BURKE COUNTY, GA DEVELOPMENT AUTHORITY PCRB                                                  -              -
129455AU5        CALEDONIA WIS INDL FLOATER                                                                   -              -
129733AC5        TEXAS CALHOUN COUNTY INDL DEV AUTH                                                           -              -
144765AF1        CARROLL COUNTY, GA DEVELOPMENT AUTHORITY RB                   1/18/2027      3.78      2,500,000      2,500,000
159140AD4        VILLAGE OF CHANNAHON, IL RB (MORRIS HOSPITAL) -                                              -              -
167562EL7        CHICAGO, ILLINOIS MIDWAY AIRPORT REVENUE BONDS                                               -              -
171858AD5        CINCINNATI & HAMILTON COUNTY OHIO PORT AUTHORITY               9/1/2025      3.88      1,700,000      1,700,000
186103FH5        CLEVELAND-CUYAHOGA CTY PORT AUTH REV                                                         -              -
188857GK6        CLIPPER TAX EXEMPT TRUST COPS - SERIES 2004-3                                                -              -
188861CY2        CLIPPER TAX EXEMPT TRUST COPS - SERIES 1999-3                  8/1/2007      3.80        925,000        925,000
19247TAA7        COHASSET, MN RB (MINNESOTA POWER & LIGHT CO.                                                 -              -
20774HB29        CONNECTICUT STATE HEFA RB                                                                    -              -
20774LRU1        CONNECTICUT STATE HEFA                                                                       -              -
20774LUB9        CONNECTICUT STATE HEFA RB UNIVERSITY ISSUE                     7/1/2031      3.73      1,000,000      1,000,000
2131836W1        COOK COUNTY, ILLINOIS                                         11/1/2033      3.65      1,000,000      1,000,000
246387ML5        DELAWARE STATE EDA REVENUE (DELAWARE HOSPICE INC                                             -              -
259237MR3        DOUGLAS COUNTY, NE IDRB                                                                      -              -
303823BE7        FAIRFAX, COUNTY, VA OBLIGATION RB (FAIRFAX                                                   -              -
311450CX6        FARMINGTON, NM PCR                                                                           -              -
340736NH6        FLORIDA HFA MHRB - 1995 SERIES L                                                             -              -
34073JHC6        FLORIDA HOUSING FINANCE CORPORATION, MULTIFAMILY                                             -              -
34073NSW1        FLORIDA HOUSING FINANCE CORP RB                                                              -              -
34073TAE7        FLORIDA HIGHER EDUCATIONAL FACILITY FINANCING                                                -              -
34073XAB4        FLORIDA GULF COAST UNIVERSITY FINANCING CAP IMP RB                                           -              -
341426WL4        EAGLE TAX-EXEMPT TRUST, J SERIES CLASS A COPS                                                -              -
346668BG0        FORSYTH, MT PCRB (PACIFICORP PROJECT)                                                        -              -
353186V22        FRANKLIN COUNTY, OH HRB                                                                      -              -
353202CF9        FRANKLIN COUNTY, OH RB (THE VILLAS AT SAINT                                                  -              -
397086AB5        GREENWOOD COUNTY, SC                                           9/1/2011      3.83      2,000,000      2,000,000
40222PAQ5        TEXAS GULF COAST WASTE DISPOSAL AUTHORITY                                                    -              -
411368AA1        HAPEVILLE, GA DEVELOPMENT AUTHORITY                                                          -              -
426649AA7        COUNTY OF HENRY, OH IMPROVEMENT RB (HENRY COUNTY                                             -              -
451887TL7        ILLINOIS DEVELOPMENT FINANCE AUTHORITY INDUSTRIAL                                            -              -
45188AAY2        ILLINOIS DEVELOPMENT FIN AUTH INDL REV                                                       -              -
4519083X3        ILLINOIS DEVELOPMENT FINANCE AUTHORITY RB                                                    -              -
451915BL5        ILLINOIS DEVELOPMENT FINANCIAL AUTHORITY                                                     -              -
45202DAK8        ILLINOIS FINANCE AUTHORITY IDRB (POLLMAN INC) -                                              -              -
45504RGW0        INDIANA DEVELOPMENT FINANCE AUTHORITY, EDUCATIONAL
462673AN4        IREDELL COUNTY, NC INDUSTRIAL FACILITIES &                    11/1/2031      3.78      1,550,000      1,550,000
467145BE7        JACKSON COUNTY, MI EDC (THRIFTY LEONI)                                                       -              -
46936YAC1        JACKSONVILLE, FL EDC SPECIAL FACILITY AIRPORT RB                                             -              -
472667AA2        JEFFERSON COUNTY, AL PUBLIC PARK & RECREATION                                                -              -
47303GFD6        JEFFERSON COUNTY, KENTUCKY INDUSTRIAL BUILDING                                               -              -
47303GFH7        JEFFERSON COUNTY, KY (SEVEN COUNTIES SERVICES INC.                                           -              -
503886AB9        LA PORTE COUNTY, IN EDC RB (UNIVERSAL FOREST                                                 -              -
507104AC1        LAGRANGE COUNTY, IN ECONOMIC DEV RB                                                          -              -
518329AA5        LATROBE, PA IDA RB (DIOCESE OF GREENSBURG) -                                                 -              -
525184DN4        CONNECTICUT FLTR TRUST - SERIES 06 P58U                                                      -              -
52520GAG1        LEHMAN BROTHERS POOLED MUNICIPAL TRUST RECEIPTS                                              -              -
52520GAQ9        FLOATER TRUST RECEIPTS - SERIES 2005 L26U                                                    -              -
528908AW6        LEXINGTON-FAYETTE, KY (ROMAN CATHOLIC DIOCESE OF                                             -              -
532563AA1        CITY OF LIMA, OH HEALTH CARE FACILITIES RB                                                   -              -
533485AR9        LINCOLN COUNTY, WY PCRB (EXXON PROJECT) -                                                    -              -
533485AS7        LINCOLN COUNTY, WY PCRB                                                                      -              -
547694JB6        LOWELL AREA SCHOOL, MI SCHOOL BUILDING & SITE                                                -              -
549199AA5        LUBBOCK, TX EDUCATIONAL FACILITIES AUTHORITY                                                 -              -
549802AF3        LUFKIN, TX HFDC RB (MEMORIAL HEALTH SYSTEM EAST                                              -              -
562183AA1        MANCHESTER, GA DEV AUTH IDRB                                                                 -              -
568787EV3        MARION COUNTY, FL HOSPITAL DISTRICT                                                          -              -
56879RAE0        MARION COUNTY, FL IDA (CHAMBREL AT PINECASTLE                                                -              -
573202AY4        MARTIN COUNTY, FLORIDA POLLUTION CONTROL                                                     -              -
57582NQR9        FLOATERS-TRS SERIES FR-M6J (COMMONWEALTH OF                                                  -              -
576049YH7        MASSACHUSETTS WATER RESOURCE AUTHORITY RB                                                    -              -
586169CS1        MEMPHIS, TENNESSEE HEALTH EDUCTIONAL & HOUSING                                               -              -
592041NG8        NASHVILLE & DAVIDSON COUNTY, TN MHRB (WEDGEWOOD                                              -              -
592190JP8        METROPOLITAN NASHVILLE AIRPORT                                                               -              -
594698AE2        MICHIGAN STATE STRATEGIC FUND                                                                -              -
594698AR3        MICHIGAN STATE STRATEGIC FUND LIMITED OBLIGATION                                             -              -
594698BV3        MICHIGAN STATE STRATEGIC FUND LTD                                                            -              -
60535MSK6        MISSISSIPPI HOME CORPORATION SINGLE FAMILY PROGRAM            12/1/2031      3.74        675,000        675,000
606901U95        MISSOURI STATE HEALTH & EDUCATIONAL FACILITY                                                 -              -
613054AB1        MONTGOMERY, AL PCA                                                                           -              -
613342AZ7        MONTGOMERY COUNTY, MD EDC RB (BROOKE GROVE                                                   -              -
6259245P6        NEW YORK MUNICIPAL SECURITIES TRUST CERTIFICATES                                             -              -
63966PPJ7        NEBRASKA FIN AUTH REVVAR-CONCORIDA                                                           -              -
649034AQ8        NEW ULM, MN HOSPITAL REFUNDING RB (THE HEALTH                                                -              -
649706W38        NEW YORK CITY, NY MUNICIPAL WATER FINANCE                                                    -              -
65037RBC3        ROCS II-R TRUST SERIES 2125 (RELATED TO HOUSING                                              -              -
657903FG0        NRTH CAROLINA EDUCATIONAL FACILITIES FINANCIAL                                               -              -
65888MW64        NORTH DAKOTA STATE HFA (HOUSING FINANCE PROGRAM -                                            -              -
677632CR0        OHIO STATE UNIVERSITY GENERAL RCPTS                                                          -              -
679400NT4        OLATHE, KS IDRB (MULTI-MODAL-DIAMANT BOART)                                                  -              -
684906DE7        ORANGE COUNTY, FL HFA - SERIES G                               3/1/2035      3.79      1,200,000      1,200,000
68607HB88        OREGON STATE DEPARTMENT OF ADMINISTRATIVE SERVICES                                           -              -
686359AC4        ORLAND APRK, IL IDRB                                                                         -              -
691032AP1        OWENSBORO, KY IDR                                                                            -              -
696547AE8        PALM BEACH COUNTY, FL RB - SERIES 1995                                                       -              -
708684SS5        PENNSYLVANIA EDFA EDRB - SERIES B2                                                           -              -
708684ST3        PENNSYLVANIA EDFA EDRB -  SERIES B3                                                          -              -
708686AX8        PENNSYLVANIA EDFA (AMTRAK PROJECT)- SERIES 2001               11/1/2041      3.73      2,000,000      2,000,000
709222DB6        PUTTERS - SERIES 1167 (PENNSYLVANIA TURNPIKE                                                 -              -
717818H43        PHILADELPHIA, PA AUTHORITY IDRB                                                              -              -
72316MAB5        PINELLAS COUNTY, FL HEALTH FACILITY RB                                                       -              -
733651AC7        PORT BELLINGTON WASHINGTON INDL DEV CORP                                                     -              -
74535MAB6        PULASKI AND GILES CNTY TENN INDL DEV BRD REV                   1/1/2024      3.68        100,000        100,000
763261DV3        RICHARDSON INDEPENDENT SCHOOL DISTRICT                                                       -              -
766054AA8        SOUTH CAROLINA RIDGELAND                                                                     -              -
773445AM3        ROCKINGHAM, NORTH CAROLINA IDRB PCFA                                                         -              -
773445AP6        ROCKINGHAM, NC IDRB PCFA (EDEN CUSTOMS PROCESSING,                                           -              -
788070BU3        ST. CHARLES PARISH LA PCR                                                                    -              -
79625QAA9        SAN ANTONIO, TX EMPROVERMENT ZONE DEVELOPMENT RB                                             -              -
80329RAA4        SARASOTA CITY, FL CONTINUING CARE RETIREMENT                                                 -              -
803300DJ8        SARASOTA CNTY, FL PUB HOSP                                                                   -              -
80483CDS7        SAVANNAH, GA EDA RB                                                                          -              -
821697WE5        SHELBY COUNTY, TN HEALTH EDUCATIONAL & HOUSING                                               -              -
833102WK8        SNOHOMISH COUNTY, WA PUBLIC UTILITY DISTRICT NO.1                                            -              -
837031HL0        SOUTH CAROLINA JOBS EDA RB (ANDERSON AREA YMCA,                                              -              -
837031KT9        SOUTH CAROLINA JOBS EDA RB (DIVERSIFIED COATING)                                             -              -
864283AA4        SUBLETTE COUNTY, WY (EXXON PROJECT) - SERIES 1994                                            -              -
864817CM1        SUFFOLK, VA REDEVELOPMENT AND HOUSING AUTHORITY                                              -              -
875156AA9        TAMPA, FL HEALTH CARE FACILITIES RB (LIFELINK                                                -              -
875231HE5        TAMPA, FL RB                                                                                 -              -
886349AP4        TICS/TOCS MUNIMAE TRUST - SERIES 2002-1M                                                     -              -
899524AR3        TULSA COUNTY, OK IDA (FIRST MORTGAGE - MONTERCAU)                                            -              -
899677AD0        TULSA, OK IDA (INDIANA HEALTH CARE RESOURCES                                                 -              -
900681AU1        TUSCALOOSA CTY, LA                                            10/1/2021      3.80      1,495,000      1,495,000
900681AX5        TUSCALOOSA COUNTY, AL IDRB                                    11/1/2024      3.80        995,000        995,000
914891EX0        UNIVERSITY OF SOUTHERN INDIANA (STUDENT FEE) -                                               -              -
917436EQ6        UTAH HOUSING CORPORATION SINGLE FAMILY MORTGAGE                7/1/2034      3.71      1,000,000      1,000,000
917546EA7        UTAH ST BRD REGENT STUDENT LN REV                                                            -              -
917565DY6        UTAH TRANSIT AUTHORITY - SERIES 2006 B                                                       -              -
917565DZ3        UTAH TRANSIT AUTHORITY SALES TAX REVENUE                                                     -              -
919061ER8        VALDEZ, AK MARINE TERMINAL (BP PIPELINES CO.                                                 -              -
928077EX0        VIRGINIA PORT AUTHORITY FACILITY REVENUE                                                     -              -
928836JL0        VOLUSIA COUNTY EDUCATIONAL FACILITY AUTHORITY                                                -              -
938589BB3        WASHINGTOM COUNTY, PA AUTHORITY LEASE RB                                                     -              -
939758BV9        WASHINGTON STATE ECONOMIC DEVELOPMENT FINANCE                                                -              -
93978K8S0        WASHINGTON STATE HFC                                          12/1/2009      3.75      1,000,000      1,000,000
939783PV2        WASHINGTON STATE HFC RB (MIRABELLA PROJECT) -                                                -              -
93978PGA9        WASHINGTON STATE HOUSING FINANCE COMMISSION                                                  -              -
944514CJ5        ROCS II-R TRUST SERIES 353 RELATED TO WAYNE                                                  -              -
95255PAA4        WEST DES MOINES, IA RB (WOODGRAIN MILLWORK INC                                               -              -
969087AJ4        WILL-KANKAKEE REGIONAL DEVELOPMENT AUTHORITY                                                 -              -
97710NMA1        WISCONSIN HEFA                                                                               -              -
                                                                                                   ------------------------------
                                                  Total Variable Rate Demand Instruments               19,390,000     19,390,000

Variable Rate Demand Instruments-Private Placements
78916TBC8        ST. CLOUD, MN (KELLY INN PROJECT) -                                                          -              -
4124939B6        HARFORD COUNTY, MD EDRB (HARRIGAN ROLLER COMPANY,                                            -              -
9535239A7        WEST JORDAN, UT IDRB (THE LYNN PARTNERSHIP NURSING                                           -              -
0325379A2        ANAHEIM, CA (WEST ANAHEIM CONVALESCENT HOME)                                                 -              -
0325579A0        ANAHEIM, CA MHRB (WEST ANAHEIM ROYALE PROJECT) -                                             -              -
2303379A7        CULVER CITY, CA RDRB (CULVER CITY ROYALE PROJECT)-                                           -              -
442595AJ3        HOWARD COUNTY, MD RB (THE BLUFFS & HAWTHORNE                                                 -              -
                                                                                                   ------------------------------
                 Total Variable Rate Demand Instruments-Private Placements                                      -              -

                                                               Total Portfolio                        $44,870,000    $44,874,999
                                                                                                   ==============================

                                                                                                         Daily Tax Free
                                                                                                       Income Fund, Inc.

   Security                                                                    Maturity  Current                      Amortized
     Number                          Security Description                        Date     Coupon    Shares/Par          Cost
     ------                          --------------------                        ----     ------    -----------         -----

Put Bonds (1)
188857BP0        CLIPPER TAX EXEMPT CERTIFICATES TRUST                          9/6/2007     3.65            -                 -
239791AA4        CITY OF DAYTON, KENTUCKY INDUSTRIAL                                                         -                 -
412493AA6        HARFORD COUNTY, MD EDRB (A.O. SMITH)                           9/3/2007     3.95            -                 -
45884AWS8        INTERMOUNTAIN POWER AGENCY (IPA) RB                           9/17/2007     3.64            -                 -
594692JW6        MICHIGAN STRATEGIC FUND LIMITED OBLIGATION RB                                               -                 -
657906BD4        NORTH CAROLINA INDUSTRIAL FACILITY PCFA RB                     6/1/2007     4.00            -                 -
672523AC1        MICHIGAN OAKLAND COUNTY EDC RB (ORCHARD - MAPLE                                             -                 -
95662MSC5        WEST VIRGINIA HOUSING DEVELOPMENT FUND -                                                    -                 -
                                                                                                  ---------------------------------
                                                               Total Put Bonds                               -                 -

Tax Exempt Commercial Paper
18082GDN4        CLARK COUNTY, NV HIGHWAY RV CP                                5/10/2007     3.62            -                 -
46614WEB2        JACKSONVILLE FL CP                                            5/16/2007     3.65       2,000,000        2,000,000
49119BAU4        KY ASSET / LIABILITY COMMISSION                               5/25/2007     3.60            -                 -
57584AEA5        MASSACHUSETTS DEVELOPMENT FINANCE AGENCY                      6/12/2007     3.64            -                 -
67865LAD8        OKLAHOMA CITY, OK WATER UTILITIES                              5/2/2007     3.61            -                 -
76219PAD3        RHODE ISLAND HEALTH & ED BUILDING CP                           4/5/2007     3.50       5,000,000        5,000,000
79163PAV3        CITY OF ST. LOUIS, MO AIRPORT                                 5/17/2007     3.75            -                   -
79625TCP8        SAN ANTONIO, TX WATER & SEWER                                  4/4/2007     3.57       3,700,000        3,700,000
86789HDM7        SUNSHINE STATE GOVERNMENT FINANCE COMMITTEE                    5/1/2007     3.60       3,920,000        3,920,000
91513P2H5        BOARD OF REGENTS OF THE UNIVERSITY OF TEXAS                    4/2/2007     3.60            -                 -
                                                                                                  ---------------------------------
                                                           Total Exempt Commerical Paper               14,620,000       14,620,000

Tax Exempt General Obligation Notes & Bonds
006112AV8        ADAMS COUNTY OHIO VALLEY, YTM 3.65%                          5/15/2007     4.40            -                 -
037045BW0        ANTIGO, WI UNIFIED SCHOOL DISTRICT, YTM 3.67%                11/1/2007     3.85       1,000,000        1,001,015
042807GF8        WISCONSIN ARROWHEAD HIGH SCHOOL DISTRICT,YTM 3.63%           9/28/2007     3.70       3,080,000        3,081,011
098031EH6        BONDUEL, WI SCHOOL DISTRICT TAN, YTM 3.69%                   8/24/2007     3.75       1,200,000        1,200,275
109570EB3        BRILLION WISCONSIN PUBLIC SCHOOL DISTRICT                     4/1/2008     4.24            -                 -
123547Z46        BUTLER COUNTY, OHIO YTM 3.8%                                 9/20/2007     4.49            -                 -
127635DD9        CADOTT, WI COMMUNITY SCHOOL DISTRICT, YTM 3.65%              9/28/2007     3.70         900,000          900,211
132610BE5        CAMBRIDGE SCHOOL DISTRICT, WISCONSIN, YTM 3.77%               9/5/2007     3.70            -                 -
199641DC2        COLUMBUS, WI SCHOOL DISTRICT TRAN, YTM 3.69%                10/29/2007     3.78       1,300,000        1,300,652
206282AC9        CONCORD, CO METROPOLITAN DISTRICT                            12/1/2007     3.75
20772GEL8        CONNECTICUT STATE - SERIES B,YTM 4.01%                                                     -                 -
210345EM2        CONSTANTINE PUBLIC SCHOOL, MI TRAN, YTM 3.80%                                              -                 -
223283AD4        CONVINGTON KENTUCKY INDEPENDENT SCHOOL DISTRICT,                                           -                 -
233087JZ9        DUBLIN CITY, WI EVEREST AREA SCHOOL DISTRICT 2006            8/27/2007     3.93       8,000,000        8,000,242
245748EE4        DELAVAN, WI DARIEN SCHOOL DISTRICT, YTM 3.74%                8/29/2007     3.80       1,500,000        1,500,354
275679AW8        EAST TROY WI COMMUNITY SCHOOL DISTRICT                       10/5/2007     3.70            -                 -
287769GA5        ELKHORN, WI AREA SCHOOL DISTRICT, YTM 3.73%                  8/24/2007     3.80       3,500,000        3,500,930
303585NZ2        FAIRBORN, OHIO                                                                             -                 -
303620AB4        OHIO FAIRBORN TAX INCREMENT, YTM 3.68%                       9/13/2007     4.48       1,550,000        1,555,535
306184CJ9        FALL CREEK, WISCONSIN SCHOOL DISTRICT                                                      -                 -
340165DD8        FLORENCE COUNTY, WI SCHOOL DISTRICT TRAN,                   10/26/2007     3.80         900,000          900,593
379209DC0        GLENWOOD CITY SCHOOL DISTRICT, WI, YTM 3.65%                 9/25/2007     3.70       1,000,000        1,000,233
394262JP5        GREENDALE, WI SCHOOL DISTRICT TRAN, YTM 3.64%                9/26/2007     3.70       2,760,000        2,760,779
510201AN6        LAKE MILLS, WISCONSIN AREA SCHOOL DISTRICT                                                 -                 -
510897CP4        LAKE SUPERIOR, MN INDEPENDENT SCHOOL DISTRICT                8/27/2007     4.49            -                 -
540822CX9        LOGAN COUNTY, OH SEWER IMPROVEMENT BAN, YTM 3.69%             4/4/2007     4.15            -                 -
56052EXY9        MAINE STATE HOUSING AUTHORITY MORTGAGE REVENUE              12/17/2007     3.62            -                 -
565116CK4        MAPLE, WI DALE-INDIAN HILL SCHOOL DISTRICT RAN,              8/30/2007     3.80       2,600,000        2,600,309
569118DR0        MARION COUNTY, OH BAN - SERIES 2006, YTM 3.75%                5/3/2007     4.50       1,290,000        1,290,817
587093FZ3        MENOMONIE AREA SCHOOL DISTRICT, WI, YTM 3.73%                 9/4/2007     3.70       1,900,000        1,900,621
590233FR8        MERRILL, WI AREA PUBLIC SCHOOL DISTRICT, YTM 3.60%           10/4/2007     3.65       5,000,000        5,001,223
590470BM1        MERTON, WISCONSIN COMMUNITY SCHOOL DISTRICT                 10/26/2007     3.70            -                 -
594569BU8        MICHIGAN PUBLIC EDUCATIONAL FACILITIES AUTHORITY             8/31/2007     4.49       1,000,000        1,002,602
628076HD6        MUSKINGUM COUNTY, OH (BARTLETT RUN) BAN (D),                 7/17/2007     4.49       2,690,000        2,694,547
628076HY0        MUSKINGUM COUNTY, OHIO; YTM 3.70%                            9/27/2007     4.19       1,000,000        1,002,360
6621402K7        NORTH ST. PAUL MAPLEWOOD, MINNESOTA                          8/13/2007     4.49       3,500,000        3,507,994
740807DT6        PRESCOTT, WI SCHOOL DISTRICT TRAN, YTM 3.67%                10/24/2007     3.77       1,600,000        1,600,863
742633PM6        PRIOR LAKE SAVAGE AREA SCHOOLS, MN                           8/13/2007     4.49       4,900,000        4,911,192
762803BW3        RICE LAKE AREA, WI SCHOOL DISTRICT TRAN, YTM 3.61%           11/1/2007     3.70       2,900,000        2,901,457
767285CL1        RIO, WI COMMUNITY SCHOOL DISTRICT, YTM 3.65%                10/16/2007     3.70       1,080,000        1,080,278
767556EQ2        RIPON, WI SCHOOL DISTRICT TRAN, YTM 3.68%                    9/28/2007     3.79       1,000,000        1,000,521
789075DK1        ST. CLAIRSVILLE OH, YTM 3.85%                                                              -                 -
821023JH2        SHEBOYGAN, WISCONSIN AREA SHOOL DISCTRICT                    6/27/2007     3.70       1,500,000        1,500,276
849832RU6        SPRING LAKE PARK MINN INDPT SCH DIST NO 016 AID              9/24/2007     4.34       4,700,000        4,712,596
882721MY6        TEXAS STATE TRANS                                            8/31/2007     4.49            -                 -
898133US0        TRUMBUL COUNTY, OH, YTM 3.57%                                 4/4/2007     4.55       2,000,000        2,000,157
919005CC0        VALDERS, WI AREA SCHOOL DISTRICT, YTM 3.64%                  9/21/2007     3.70       1,900,000        1,900,520
921730CW5        VANDALIA, OHIO                                                                             -                 -
9430798P1        WAUKESHA, WI BAN, YTM 3.96%                                   7/2/2007     4.50       1,750,000        1,750,000
943186JZ0        WAUNAKEE, WI COMMUNITY SCHOOL DISTRICT, YTM 3.74%            10/9/2007     4.00            -                 -
959435CV8        WESTERN SCHOOL BUILDING CORPORATION, IN BAN                                                -                 -
980005BL5        WOODRUFF & ARBOR VITAE, WI SCHOOL DISTRICT TRAN,             8/27/2007     3.78       1,030,000        1,030,484
                                                                                                   ---------------------------------
                                                 Total Tax Exempt General Obligation Notes & Bonds     70,030,000       70,090,645

Variable Rate Demand Instruments(2)
00371EB66        ABN AMRO MUNITOPS CERTIFICATE TRUST (ALASKA NON-              10/1/2014     3.70       3,115,000        3,115,000
00371EM80        ABN AMRO MUNITOPS CERTIFICATES TRUST (FLORIDA NON-             9/1/2014     3.70       1,500,000        1,500,000
00371ETT7        ABN AMRO MUNITOPS CERTIFICATE TRUST (FLORIDA  NON-             6/1/2012     3.70       2,000,000        2,000,000
00371EVC1        ABN AMRO MUNITPS CERTIFICATE TRUST, CO -                       6/1/2013     3.70       3,000,000        3,000,000
00371EYF1        ABN AMRO MUNITOPS CERTIFICATE TRUST (ARIZONA NON-              7/1/2013     3.70       5,000,000        5,000,000
00371EYZ7        ABN AMRO MUNITOPS CERTIFICATES TRUST (TEXAS NON-              2/15/2013     3.70       5,475,000        5,475,000
00371EZR4        ABN AMRO MUNITOPS CERTIFICATES TRUST, VA                       6/1/2013     3.69       6,995,000        6,995,000
050235AK6        AUBURN, AL NON-PROFIT HDA (LAKESIDE PROJECT)                                                -                 -
010684AA6        ALACHUA COUNTY, FL CONTINUING CARE RETIREMENT                 10/1/2032     3.79       2,000,000        2,000,000
01069HAK4        ALACHUS COUNTY, FL IDRB                                        7/1/2031     3.71            -                 -
050235AK6        AUBURN, AL NON-PROFIT HDA (LAKESIDE PROJECT)                   9/1/2027     3.86            -                 -
074876GB3        BEAVER CNTY, PA IDA PCRB (FIRST ENERGY) - SERIES B            12/1/2041     3.68       5,000,000        5,000,000
09604QAN3        BLUE SPRINGS, MO IDA MHRB (AUTUMN PLACE APTS.                 8/15/2037     3.72            -                 -
102446AA9        BOWIE COUNTY, TEXAS INDUSTRIAL DEVELOPMENT                    11/1/2025     3.80            -                 -
10623NAD7        BRAZOS RIVER, TX HARBOR NAVIGATION                             4/1/2021     3.86            -                 -
115027NT7        BROWARD COUNTY, FL HFA (SAILBOAT BEND ASRIST                  4/15/2038     3.77            -                 -
121342GY9        BURKE COUNTY, GA DEVELOPMENT AUTHORITY PCRB                    1/1/2019     3.70       1,800,000        1,800,000
129455AU5        CALEDONIA WIS INDL FLOATER                                    12/1/2018     3.78            -                 -
129733AC5        TEXAS CALHOUN COUNTY INDL DEV AUTH                             1/1/2024     3.85            -                 -
144765AF1        CARROLL COUNTY, GA DEVELOPMENT AUTHORITY RB                   1/18/2027     3.78            -                 -
159140AD4        VILLAGE OF CHANNAHON, IL RB (MORRIS HOSPITAL) -               12/1/2032     3.70       1,470,000        1,470,000
167562EL7        CHICAGO, ILLINOIS MIDWAY AIRPORT REVENUE BONDS                 1/1/2029     3.81            -                 -
171858AD5        CINCINNATI & HAMILTON COUNTY OHIO PORT AUTHORITY                                            -                 -
186103FH5        CLEVELAND-CUYAHOGA CTY PORT AUTH REV                           6/1/2031     3.82            -                 -
188857GK6        CLIPPER TAX EXEMPT TRUST COPS - SERIES 2004-3                  7/1/2009     3.74            -                 -
188861CY2        CLIPPER TAX EXEMPT TRUST COPS - SERIES 1999-3                                               -                 -
19247TAA7        COHASSET, MN RB (MINNESOTA POWER & LIGHT CO.                   6/1/2020     3.66            -                 -
20774HB29        CONNECTICUT STATE HEFA RB                                      7/1/2029     3.56            -                 -
20774LRU1        CONNECTICUT STATE HEFA                                         7/1/2036     3.70            -                 -
20774LUB9        CONNECTICUT STATE HEFA RB UNIVERSITY ISSUE                                                  -                 -
2131836W1        COOK COUNTY, ILLINOIS
246387ML5        DELAWARE STATE EDA REVENUE (DELAWARE HOSPICE INC               2/1/2032     3.77       6,900,000        6,900,000
259237MR3        DOUGLAS COUNTY, NE IDRB                                       12/1/2018     3.75
303823BE7        FAIRFAX, COUNTY, VA OBLIGATION RB (FAIRFAX                    10/1/2025     3.56         100,000          100,000
311450CX6        FARMINGTON, NM PCR                                             9/1/2024     3.82            -                 -
340736NH6        FLORIDA HFA MHRB - 1995 SERIES L                              12/1/2025     3.70            -                 -
34073JHC6        FLORIDA HOUSING FINANCE CORPORATION, MULTIFAMILY              6/15/2036     3.70       2,660,000        2,660,000
34073NSW1        FLORIDA HOUSING FINANCE CORP RB                                4/1/2034     3.71            -                 -
34073TAE7        FLORIDA HIGHER EDUCATIONAL FACILITY FINANCING                 12/2/2030     3.67            -                 -
34073XAB4        FLORIDA GULF COAST UNIVERSITY FINANCING CAP IMP RB             2/1/2035     3.65       5,900,000        5,900,000
341426WL4        EAGLE TAX-EXEMPT TRUST, J SERIES CLASS A COPS                  6/1/2033     3.72       2,315,000        2,315,000
346668BG0        FORSYTH, MT PCRB (PACIFICORP PROJECT)                          1/1/2018     3.80       2,000,000        2,000,000
353186V22        FRANKLIN COUNTY, OH HRB                                       12/1/2028     3.65
353202CF9        FRANKLIN COUNTY, OH RB (THE VILLAS AT SAINT                   10/1/2022     3.70       1,855,000        1,855,000
397086AB5        GREENWOOD COUNTY, SC                                                                        -                 -
40222PAQ5        TEXAS GULF COAST WASTE DISPOSAL AUTHORITY                      5/1/2038     3.85            -                 -
411368AA1        HAPEVILLE, GA DEVELOPMENT AUTHORITY                           11/1/2015     3.77            -                 -
426649AA7        COUNTY OF HENRY, OH IMPROVEMENT RB (HENRY COUNTY               3/1/2031     3.73       2,000,000        2,000,000
451887TL7        ILLINOIS DEVELOPMENT FINANCE AUTHORITY INDUSTRIAL              9/1/2017     3.80            -                 -
45188AAY2        ILLINOIS DEVELOPMENT FIN AUTH INDL REV                         8/1/2033     3.78            -                 -
4519083X3        ILLINOIS DEVELOPMENT FINANCE AUTHORITY RB                      2/1/2033     3.73       3,400,000        3,400,000
451915BL5        ILLINOIS DEVELOPMENT FINANCIAL AUTHORITY                       4/1/2039     3.78            -                 -
45202DAK8        ILLINOIS FINANCE AUTHORITY IDRB (POLLMAN INC) -               12/1/2025     3.78            -                 -
45504RGW0        INDIANA DEVELOPMENT FINANCE AUTHORITY, EDUCATIONAL             8/1/2024     3.75       4,020,000        4,020,000
462673AN4        IREDELL COUNTY, NC INDUSTRIAL FACILITIES &                                                  -                -
467145BE7        JACKSON COUNTY, MI EDC (THRIFTY LEONI)                        12/1/2014     3.71       3,000,000        3,000,000
46936YAC1        JACKSONVILLE, FL EDC SPECIAL FACILITY AIRPORT RB               5/1/2035     3.73
472667AA2        JEFFERSON COUNTY, AL PUBLIC PARK & RECREATION                  9/1/2025     3.69       2,900,000        2,900,000
47303GFD6        JEFFERSON COUNTY, KENTUCKY INDUSTRIAL BUILDING                 6/1/2018     3.81
47303GFH7        JEFFERSON COUNTY, KY (SEVEN COUNTIES SERVICES INC.             1/1/2019     3.71       1,395,000        1,395,000
503886AB9        LA PORTE COUNTY, IN EDC RB (UNIVERSAL FOREST                  11/1/2020     3.81            -                 -
507104AC1        LAGRANGE COUNTY, IN ECONOMIC DEV RB                            3/1/2026     3.78            -                 -
518329AA5        LATROBE, PA IDA RB (DIOCESE OF GREENSBURG) -                   6/1/2033     3.70       2,500,000        2,500,000
525184DN4        CONNECTICUT FLTR TRUST - SERIES 06 P58U                        7/1/2042     3.64       2,000,000        2,000,000
52520GAG1        LEHMAN BROTHERS POOLED MUNICIPAL TRUST RECEIPTS                6/1/2036     3.80            -                 -
52520GAQ9        FLOATER TRUST RECEIPTS - SERIES 2005 L26U                      7/1/2012     3.64            -                 -
528908AW6        LEXINGTON-FAYETTE, KY (ROMAN CATHOLIC DIOCESE OF              10/1/2032     3.71       3,000,000        3,000,000
532563AA1        CITY OF LIMA, OH HEALTH CARE FACILITIES RB                    11/1/2025     3.75       1,210,000        1,210,000
533485AR9        LINCOLN COUNTY, WY PCRB (EXXON PROJECT) -                      7/1/2017     3.82            -                 -
533485AS7        LINCOLN COUNTY, WY PCRB                                        7/1/2017     3.82            -                 -
547694JB6        LOWELL AREA SCHOOL, MI SCHOOL BUILDING & SITE                  5/1/2029     3.71       1,740,000        1,740,000
549199AA5        LUBBOCK, TX EDUCATIONAL FACILITIES AUTHORITY                   5/1/2029     3.73       4,800,000        4,800,000
549802AF3        LUFKIN, TX HFDC RB (MEMORIAL HEALTH SYSTEM EAST               2/15/2035     3.85            -                 -
562183AA1        MANCHESTER, GA DEV AUTH IDRB                                  10/1/2026     3.78            -                 -
568787EV3        MARION COUNTY, FL HOSPITAL DISTRICT                           10/1/2030     3.68       7,300,000        7,300,000
56879RAE0        MARION COUNTY, FL IDA (CHAMBREL AT PINECASTLE                11/15/2032     3.67       1,500,000        1,500,000
573202AY4        MARTIN COUNTY, FLORIDA POLLUTION CONTROL                      7/15/2022     3.82      10,000,000       10,000,000
57582NQR9        FLOATERS-TRS SERIES FR-M6J (COMMONWEALTH OF                   11/1/2011     3.73       1,400,000        1,400,000
576049YH7        MASSACHUSETTS WATER RESOURCE AUTHORITY RB                      8/1/2020     3.78       2,820,000        2,820,000
586169CS1        MEMPHIS, TENNESSEE HEALTH EDUCTIONAL & HOUSING                 8/1/2041     3.74            -                 -
592041NG8        NASHVILLE & DAVIDSON COUNTY, TN MHRB (WEDGEWOOD                6/1/2034     3.83            -                 -
592190JP8        METROPOLITAN NASHVILLE AIRPORT                                 7/1/2026     3.75            -                 -
594698AE2        MICHIGAN STATE STRATEGIC FUND                                 10/1/2030     3.78            -                 -
594698AR3        MICHIGAN STATE STRATEGIC FUND LIMITED OBLIGATION               6/1/2014     3.78            -                 -
594698BV3        MICHIGAN STATE STRATEGIC FUND LTD                              4/1/2037        -            -                 -
60535MSK6        MISSISSIPPI HOME CORPORATION SINGLE FAMILY PROGRAM                                          -                 -
606901U95        MISSOURI STATE HEALTH & EDUCATIONAL FACILITY                  10/1/2035     3.75            -                 -
613054AB1        MONTGOMERY, AL PCA                                             5/1/2021     3.82            -                 -
613342AZ7        MONTGOMERY COUNTY, MD EDC RB (BROOKE GROVE                     1/1/2016     3.70       2,885,000        2,885,000
6259245P6        NEW YORK MUNICIPAL SECURITIES TRUST CERTIFICATES               7/1/2018     3.75            -                 -
63966PPJ7        NEBRASKA FIN AUTH REVVAR-CONCORIDA                           12/15/2035     3.88       2,000,000        2,000,000
649034AQ8        NEW ULM, MN HOSPITAL REFUNDING RB (THE HEALTH                  8/1/2014     3.70       4,200,000        4,200,000
649706W38        NEW YORK CITY, NY MUNICIPAL WATER FINANCE                     6/15/2025     3.67            -                 -
65037RBC3        ROCS II-R TRUST SERIES 2125 (RELATED TO HOUSING                1/1/2017     3.69       5,270,000        5,270,000
657903FG0        NRTH CAROLINA EDUCATIONAL FACILITIES FINANCIAL                 6/1/2027     3.60       3,000,000        3,000,000
65888MW64        NORTH DAKOTA STATE HFA (HOUSING FINANCE PROGRAM -              1/1/2034     3.72            -                 -
677632CR0        OHIO STATE UNIVERSITY GENERAL RCPTS                           12/1/2031     3.65       3,000,000        3,000,000
679400NT4        OLATHE, KS IDRB (MULTI-MODAL-DIAMANT BOART)                    3/1/2027     3.79            -                 -
684906DE7        ORANGE COUNTY, FL HFA - SERIES G
68607HB88        OREGON STATE DEPARTMENT OF ADMINISTRATIVE SERVICES            11/1/2023     3.71       2,890,000        2,890,000
686359AC4        ORLAND APRK, IL IDRB                                           4/1/2031     3.73            -                 -
691032AP1        OWENSBORO, KY IDR                                              6/1/2017     3.86            -                 -
696547AE8        PALM BEACH COUNTY, FL RB - SERIES 1995                         5/1/2025     3.69            -                 -
708684SS5        PENNSYLVANIA EDFA EDRB - SERIES B2                             8/1/2030     3.73            -                 -
708684ST3        PENNSYLVANIA EDFA EDRB -  SERIES B3                            8/1/2012     3.73            -                 -
708686AX8        PENNSYLVANIA EDFA (AMTRAK PROJECT)- SERIES 2001                                             -                 -
709222DB6        PUTTERS - SERIES 1167 (PENNSYLVANIA TURNPIKE                  1/15/2023     3.72       2,355,000        2,355,000
717818H43        PHILADELPHIA, PA AUTHORITY IDRB                                6/1/2032     3.70       3,900,000        3,900,000
72316MAB5        PINELLAS COUNTY, FL HEALTH FACILITY RB                         3/1/2017     3.70       1,925,000        1,925,000
733651AC7        PORT BELLINGTON WASHINGTON INDL DEV CORP                       3/1/2038     3.85            -                 -
74535MAB6        PULASKI AND GILES CNTY TENN INDL DEV BRD REV                   1/1/2024     3.68       4,500,000        4,500,000
763261DV3        RICHARDSON INDEPENDENT SCHOOL DISTRICT                        8/15/2024     3.65            -                 -
766054AA8        SOUTH CAROLINA RIDGELAND                                       9/1/2021     3.75            -                 -
773445AM3        ROCKINGHAM, NORTH CAROLINA IDRB PCFA                           3/1/2015     3.78            -                 -
773445AP6        ROCKINGHAM, NC IDRB PCFA (EDEN CUSTOMS PROCESSING,             1/1/2017     3.78            -                 -
788070BU3        ST. CHARLES PARISH LA PCR                                     10/1/2022     3.85            -                 -
79625QAA9        SAN ANTONIO, TX EMPROVERMENT ZONE DEVELOPMENT RB              10/1/2035     3.71            -                 -
80329RAA4        SARASOTA CITY, FL CONTINUING CARE RETIREMENT                   6/1/2036     3.79       2,120,000        2,120,000
803300DJ8        SARASOTA CNTY, FL PUB HOSP                                     7/1/2037     3.80       6,000,000        6,000,000
80483CDS7        SAVANNAH, GA EDA RB                                            9/1/2029     3.66            -                 -
821697WE5        SHELBY COUNTY, TN HEALTH EDUCATIONAL & HOUSING                12/1/2030     3.71       2,000,000        2,000,000
833102WK8        SNOHOMISH COUNTY, WA PUBLIC UTILITY DISTRICT NO.1             12/1/2022     3.71       2,990,000        2,990,000
837031HL0        SOUTH CAROLINA JOBS EDA RB (ANDERSON AREA YMCA,               11/1/2024     3.68       4,700,000        4,700,000
837031KT9        SOUTH CAROLINA JOBS EDA RB (DIVERSIFIED COATING)               4/1/2017     3.78            -                 -
864283AA4        SUBLETTE COUNTY, WY (EXXON PROJECT) - SERIES 1994             11/1/2014     3.75       2,000,000        2,000,000
864817CM1        SUFFOLK, VA REDEVELOPMENT AND HOUSING AUTHORITY               12/1/2019     3.67         430,000          430,000
875156AA9        TAMPA, FL HEALTH CARE FACILITIES RB (LIFELINK                  8/1/2022     3.66       1,000,000        1,000,000
875231HE5        TAMPA, FL RB                                                  10/1/2037     3.65       5,000,000        5,000,000
886349AP4        TICS/TOCS MUNIMAE TRUST - SERIES 2002-1M                      10/1/2040     3.70       2,520,000        2,520,000
899524AR3        TULSA COUNTY, OK IDA (FIRST MORTGAGE - MONTERCAU)              7/1/2032     3.79       4,940,000        4,940,000
899677AD0        TULSA, OK IDA (INDIANA HEALTH CARE RESOURCES                   6/1/2014     3.95       1,575,000        1,575,000
900681AU1        TUSCALOOSA CTY, LA                                                                          -                 -
900681AX5        TUSCALOOSA COUNTY, AL IDRB                                                                  -                 -
914891EX0        UNIVERSITY OF SOUTHERN INDIANA (STUDENT FEE) -                10/1/2019     3.73       3,900,000        3,900,000
917436EQ6        UTAH HOUSING CORPORATION SINGLE FAMILY MORTGAGE
917546EA7        UTAH ST BRD REGENT STUDENT LN REV                             11/1/2025     3.72            -                 -
917565DY6        UTAH TRANSIT AUTHORITY - SERIES 2006 B                        6/15/2036     3.70            -                 -
917565DZ3        UTAH TRANSIT AUTHORITY SALES TAX REVENUE                      6/15/2036     3.75            -                 -
919061ER8        VALDEZ, AK MARINE TERMINAL (BP PIPELINES CO.                   7/1/2037     3.80       8,000,000        8,000,000
928077EX0        VIRGINIA PORT AUTHORITY FACILITY REVENUE                       7/1/2036     3.74            -                 -
928836JL0        VOLUSIA COUNTY EDUCATIONAL FACILITY AUTHORITY                10/15/2035     3.72       2,500,000        2,500,000
938589BB3        WASHINGTOM COUNTY, PA AUTHORITY LEASE RB                     12/15/2018     3.70       1,600,000        1,600,000
939758BV9        WASHINGTON STATE ECONOMIC DEVELOPMENT FINANCE                 12/1/2030     3.80            -                 -
93978K8S0        WASHINGTON STATE HFC                                                                        -                 -
939783PV2        WASHINGTON STATE HFC RB (MIRABELLA PROJECT) -                  3/1/2036     3.78       3,100,000        3,100,000
93978PGA9        WASHINGTON STATE HOUSING FINANCE COMMISSION                  12/15/2040     3.75            -                 -
944514CJ5        ROCS II-R TRUST SERIES 353 RELATED TO WAYNE                   12/1/2017     3.74            -                 -
95255PAA4        WEST DES MOINES, IA RB (WOODGRAIN MILLWORK INC                 4/1/2010     3.85            -                 -
969087AJ4        WILL-KANKAKEE REGIONAL DEVELOPMENT AUTHORITY                   8/1/2036     3.78            -                 -
97710NMA1        WISCONSIN HEFA                                                11/1/2017     3.84            -                 -
                                                                                                  ---------------------------------
                                                  Total Variable Rate Demand Instruments              204,370,000       204,370,000

Variable Rate Demand Instruments-Private Placements
78916TBC8        ST. CLOUD, MN (KELLY INN PROJECT) -                             4/1/2013     3.83       1,470,000     1,470,000.00
4124939B6        HARFORD COUNTY, MD EDRB (HARRIGAN ROLLER COMPANY,             12/28/2014     4.95       1,500,000     1,500,000.00
9535239A7        WEST JORDAN, UT IDRB (THE LYNN PARTNERSHIP NURSING              7/1/2015     5.36       1,710,400     1,710,400.00
0325379A2        ANAHEIM, CA (WEST ANAHEIM CONVALESCENT HOME)                   12/1/2015     4.95       2,104,000     2,104,000.00
0325579A0        ANAHEIM, CA MHRB (WEST ANAHEIM ROYALE PROJECT) -               12/1/2015     4.95       3,079,000     3,079,000.00
2303379A7        CULVER CITY, CA RDRB (CULVER CITY ROYALE PROJECT)-             12/1/2015     4.95       3,058,000     3,058,000.00
442595AJ3        HOWARD COUNTY, MD RB (THE BLUFFS & HAWTHORNE                   12/1/2020     3.70       3,895,000     3,895,000.00
                                                                                                   ---------------------------------
                 Total Variable Rate Demand Instruments-Private Placements                             16,816,400        16,816,400
                                                                                                   ---------------------------------

                                                               Total Portfolio                        $305,836,400     $305,897,045
                                                                                                   =================================

                                                                                    Daily Income Fund -
                                                                                   Municipal Portfolio

   Security                                                                                     Amortized
     Number                          Security Description                       Shares/Par         Cost
     ------                          --------------------                       -----------        ----

Put Bonds (1)
188857BP0        CLIPPER TAX EXEMPT CERTIFICATES TRUST                              2,100,000       2,100,000
239791AA4        CITY OF DAYTON, KENTUCKY INDUSTRIAL
412493AA6        HARFORD COUNTY, MD EDRB (A.O. SMITH)                               6,500,000       6,500,000
45884AWS8        INTERMOUNTAIN POWER AGENCY (IPA) RB                                3,500,000       3,500,000
594692JW6        MICHIGAN STRATEGIC FUND LIMITED OBLIGATION RB                            -               -
657906BD4        NORTH CAROLINA INDUSTRIAL FACILITY PCFA RB                         1,700,000       1,700,000
672523AC1        MICHIGAN OAKLAND COUNTY EDC RB (ORCHARD - MAPLE                          -               -
95662MSC5        WEST VIRGINIA HOUSING DEVELOPMENT FUND -                                 -               -
                                                                              --------------------------------
                                                               Total Put Bonds     13,800,000      13,800,000

Tax Exempt Commercial Paper
18082GDN4        CLARK COUNTY, NV HIGHWAY RV CP                                     1,000,000       1,000,000
46614WEB2        JACKSONVILLE FL CP                                                       -               -
49119BAU4        KY ASSET / LIABILITY COMMISSION                                    3,000,000       3,000,000
57584AEA5        MASSACHUSETTS DEVELOPMENT FINANCE AGENCY                           5,509,000       5,509,000
67865LAD8        OKLAHOMA CITY, OK WATER UTILITIES                                  1,000,000       1,000,000
76219PAD3        RHODE ISLAND HEALTH & ED BUILDING CP                               2,000,000       2,000,000
79163PAV3        CITY OF ST. LOUIS, MO AIRPORT                                      1,000,000       1,000,000
79625TCP8        SAN ANTONIO, TX WATER & SEWER                                            -               -
86789HDM7        SUNSHINE STATE GOVERNMENT FINANCE COMMITTEE                              -               -
91513P2H5        BOARD OF REGENTS OF THE UNIVERSITY OF TEXAS                        1,000,000       1,000,000
                                                                              --------------------------------
                                                 Total Exempt Commerical Paper     14,509,000      14,509,000

Tax Exempt General Obligation Notes & Bonds
006112AV8        ADAMS COUNTY OHIO VALLEY, YTM 3.65%                                1,000,000       1,000,895
037045BW0        ANTIGO, WI UNIFIED SCHOOL DISTRICT, YTM 3.67%                            -               -
042807GF8        WISCONSIN ARROWHEAD HIGH SCHOOL DISTRICT,YTM 3.63%                       -               -
098031EH6        BONDUEL, WI SCHOOL DISTRICT TAN, YTM 3.69%                               -               -
109570EB3        BRILLION WISCONSIN PUBLIC SCHOOL DISTRICT                          1,000,000       1,001,600
123547Z46        BUTLER COUNTY, OHIO YTM 3.8%                                       1,100,000       1,103,418
127635DD9        CADOTT, WI COMMUNITY SCHOOL DISTRICT, YTM 3.65%
132610BE5        CAMBRIDGE SCHOOL DISTRICT, WISCONSIN, YTM 3.77%                    1,500,000       1,499,590
199641DC2        COLUMBUS, WI SCHOOL DISTRICT TRAN, YTM 3.69%                             -               -
206282AC9        CONCORD, CO METROPOLITAN DISTRICT                                  2,500,000       2,500,000
20772GEL8        CONNECTICUT STATE - SERIES B,YTM 4.01%                                   -               -
210345EM2        CONSTANTINE PUBLIC SCHOOL, MI TRAN, YTM 3.80%                            -               -
223283AD4        CONVINGTON KENTUCKY INDEPENDENT SCHOOL DISTRICT,                         -               -
233087JZ9        DUBLIN CITY, WI EVEREST AREA SCHOOL DISTRICT 2006                        -               -
245748EE4        DELAVAN, WI DARIEN SCHOOL DISTRICT, YTM 3.74%                            -               -
275679AW8        EAST TROY WI COMMUNITY SCHOOL DISTRICT                             2,300,000       2,300,562
287769GA5        ELKHORN, WI AREA SCHOOL DISTRICT, YTM 3.73%                              -               -
303585NZ2        FAIRBORN, OHIO                                                           -               -
303620AB4        OHIO FAIRBORN TAX INCREMENT, YTM 3.68%                                   -               -
306184CJ9        FALL CREEK, WISCONSIN SCHOOL DISTRICT                                    -               -
340165DD8        FLORENCE COUNTY, WI SCHOOL DISTRICT TRAN,                                -               -
379209DC0        GLENWOOD CITY SCHOOL DISTRICT, WI, YTM 3.65%                             -               -
394262JP5        GREENDALE, WI SCHOOL DISTRICT TRAN, YTM 3.64%                            -               -
510201AN6        LAKE MILLS, WISCONSIN AREA SCHOOL DISTRICT                               -               -
510897CP4        LAKE SUPERIOR, MN INDEPENDENT SCHOOL DISTRICT                      3,000,000       3,008,931
540822CX9        LOGAN COUNTY, OH SEWER IMPROVEMENT BAN, YTM 3.69%                  4,850,000       4,850,157
56052EXY9        MAINE STATE HOUSING AUTHORITY MORTGAGE REVENUE                     1,000,000       1,000,000
565116CK4        MAPLE, WI DALE-INDIAN HILL SCHOOL DISTRICT RAN,                          -               -
569118DR0        MARION COUNTY, OH BAN - SERIES 2006, YTM 3.75%                           -               -
587093FZ3        MENOMONIE AREA SCHOOL DISTRICT, WI, YTM 3.73%                      1,000,000         999,727
590233FR8        MERRILL, WI AREA PUBLIC SCHOOL DISTRICT, YTM 3.60%                       -               -
590470BM1        MERTON, WISCONSIN COMMUNITY SCHOOL DISTRICT                        1,400,000       1,399,431
594569BU8        MICHIGAN PUBLIC EDUCATIONAL FACILITIES AUTHORITY                         -               -
628076HD6        MUSKINGUM COUNTY, OH (BARTLETT RUN) BAN (D),                             -               -
628076HY0        MUSKINGUM COUNTY, OHIO; YTM 3.70%                                        -               -
6621402K7        NORTH ST. PAUL MAPLEWOOD, MINNESOTA                                2,500,000       2,506,450
740807DT6        PRESCOTT, WI SCHOOL DISTRICT TRAN, YTM 3.67%                             -               -
742633PM6        PRIOR LAKE SAVAGE AREA SCHOOLS, MN                                       -               -
762803BW3        RICE LAKE AREA, WI SCHOOL DISTRICT TRAN, YTM 3.61%                       -               -
767285CL1        RIO, WI COMMUNITY SCHOOL DISTRICT, YTM 3.65%                             -               -
767556EQ2        RIPON, WI SCHOOL DISTRICT TRAN, YTM 3.68%                                -               -
789075DK1        ST. CLAIRSVILLE OH, YTM 3.85%                                            -               -
821023JH2        SHEBOYGAN, WISCONSIN AREA SHOOL DISCTRICT                                -               -
849832RU6        SPRING LAKE PARK MINN INDPT SCH DIST NO 016 AID                          -               -
882721MY6        TEXAS STATE TRANS                                                  5,000,000       5,015,602
898133US0        TRUMBUL COUNTY, OH, YTM 3.57%                                            -               -
919005CC0        VALDERS, WI AREA SCHOOL DISTRICT, YTM 3.64%                              -               -
921730CW5        VANDALIA, OHIO                                                           -               -
9430798P1        WAUKESHA, WI BAN, YTM 3.96%                                              -               -
943186JZ0        WAUNAKEE, WI COMMUNITY SCHOOL DISTRICT, YTM 3.74%                  4,000,000       4,004,769
959435CV8        WESTERN SCHOOL BUILDING CORPORATION, IN BAN                              -               -
980005BL5        WOODRUFF & ARBOR VITAE, WI SCHOOL DISTRICT TRAN,                         -               -
                                                                              --------------------------------
                             Total Tax Exempt General Obligation Notes & Bonds     32,150,000      32,191,132

Variable Rate Demand Instruments(2)
00371EB66        ABN AMRO MUNITOPS CERTIFICATE TRUST (ALASKA NON-                         -               -
00371EM80        ABN AMRO MUNITOPS CERTIFICATES TRUST (FLORIDA NON-                       -               -
00371ETT7        ABN AMRO MUNITOPS CERTIFICATE TRUST (FLORIDA  NON-                       -               -
00371EVC1        ABN AMRO MUNITPS CERTIFICATE TRUST, CO -                           2,000,000       2,000,000
00371EYF1        ABN AMRO MUNITOPS CERTIFICATE TRUST (ARIZONA NON-                        -               -
00371EYZ7        ABN AMRO MUNITOPS CERTIFICATES TRUST (TEXAS NON-                         -               -
00371EZR4        ABN AMRO MUNITOPS CERTIFICATES TRUST, VA                                 -               -
050235AK6        AUBURN, AL NON-PROFIT HDA (LAKESIDE PROJECT)                             -               -
010684AA6        ALACHUA COUNTY, FL CONTINUING CARE RETIREMENT                      2,000,000       2,000,000
01069HAK4        ALACHUS COUNTY, FL IDRB                                            4,145,000       4,145,000
050235AK6        AUBURN, AL NON-PROFIT HDA (LAKESIDE PROJECT)                       5,205,000       5,205,000
074876GB3        BEAVER CNTY, PA IDA PCRB (FIRST ENERGY) - SERIES B                       -               -
09604QAN3        BLUE SPRINGS, MO IDA MHRB (AUTUMN PLACE APTS.                      3,250,000       3,250,000
102446AA9        BOWIE COUNTY, TEXAS INDUSTRIAL DEVELOPMENT                         1,400,000       1,400,000
10623NAD7        BRAZOS RIVER, TX HARBOR NAVIGATION                                 2,100,000       2,100,000
115027NT7        BROWARD COUNTY, FL HFA (SAILBOAT BEND ASRIST                       2,750,000       2,750,000
121342GY9        BURKE COUNTY, GA DEVELOPMENT AUTHORITY PCRB                              -               -
129455AU5        CALEDONIA WIS INDL FLOATER                                         1,150,000       1,150,000
129733AC5        TEXAS CALHOUN COUNTY INDL DEV AUTH                                 1,100,000       1,100,000
144765AF1        CARROLL COUNTY, GA DEVELOPMENT AUTHORITY RB                        2,000,000       2,000,000
159140AD4        VILLAGE OF CHANNAHON, IL RB (MORRIS HOSPITAL) -                          -               -
167562EL7        CHICAGO, ILLINOIS MIDWAY AIRPORT REVENUE BONDS                     1,000,000       1,000,000
171858AD5        CINCINNATI & HAMILTON COUNTY OHIO PORT AUTHORITY                         -               -
186103FH5        CLEVELAND-CUYAHOGA CTY PORT AUTH REV                               1,870,000       1,870,000
188857GK6        CLIPPER TAX EXEMPT TRUST COPS - SERIES 2004-3                      5,680,423       5,680,423
188861CY2        CLIPPER TAX EXEMPT TRUST COPS - SERIES 1999-3                            -               -
19247TAA7        COHASSET, MN RB (MINNESOTA POWER & LIGHT CO.                       3,000,000       3,000,000
20774HB29        CONNECTICUT STATE HEFA RB                                          2,800,000       2,800,000
20774LRU1        CONNECTICUT STATE HEFA                                               105,000         105,000
20774LUB9        CONNECTICUT STATE HEFA RB UNIVERSITY ISSUE                               -               -
2131836W1        COOK COUNTY, ILLINOIS                                                    -               -
246387ML5        DELAWARE STATE EDA REVENUE (DELAWARE HOSPICE INC                         -               -
259237MR3        DOUGLAS COUNTY, NE IDRB                                            5,925,000       5,925,000
303823BE7        FAIRFAX, COUNTY, VA OBLIGATION RB (FAIRFAX
311450CX6        FARMINGTON, NM PCR                                                 2,000,000       2,000,000
340736NH6        FLORIDA HFA MHRB - 1995 SERIES L                                   1,125,000       1,125,000
34073JHC6        FLORIDA HOUSING FINANCE CORPORATION, MULTIFAMILY
34073NSW1        FLORIDA HOUSING FINANCE CORP RB                                    1,000,000       1,000,000
34073TAE7        FLORIDA HIGHER EDUCATIONAL FACILITY FINANCING                      6,290,000       6,290,000
34073XAB4        FLORIDA GULF COAST UNIVERSITY FINANCING CAP IMP RB                       -               -
341426WL4        EAGLE TAX-EXEMPT TRUST, J SERIES CLASS A COPS                            -               -
346668BG0        FORSYTH, MT PCRB (PACIFICORP PROJECT)
353186V22        FRANKLIN COUNTY, OH HRB                                            1,100,000       1,100,000
353202CF9        FRANKLIN COUNTY, OH RB (THE VILLAS AT SAINT                              -               -
397086AB5        GREENWOOD COUNTY, SC                                                     -               -
40222PAQ5        TEXAS GULF COAST WASTE DISPOSAL AUTHORITY                          1,000,000       1,000,000
411368AA1        HAPEVILLE, GA DEVELOPMENT AUTHORITY                                3,000,000       3,000,000
426649AA7        COUNTY OF HENRY, OH IMPROVEMENT RB (HENRY COUNTY                         -               -
451887TL7        ILLINOIS DEVELOPMENT FINANCE AUTHORITY INDUSTRIAL                  1,760,000       1,760,000
45188AAY2        ILLINOIS DEVELOPMENT FIN AUTH INDL REV                             1,700,000       1,700,000
4519083X3        ILLINOIS DEVELOPMENT FINANCE AUTHORITY RB                                -               -
451915BL5        ILLINOIS DEVELOPMENT FINANCIAL AUTHORITY                           3,000,000       3,000,000
45202DAK8        ILLINOIS FINANCE AUTHORITY IDRB (POLLMAN INC) -                    2,825,000       2,825,000
45504RGW0        INDIANA DEVELOPMENT FINANCE AUTHORITY, EDUCATIONAL                       -               -
462673AN4        IREDELL COUNTY, NC INDUSTRIAL FACILITIES &                               -               -
467145BE7        JACKSON COUNTY, MI EDC (THRIFTY LEONI)                                   -               -
46936YAC1        JACKSONVILLE, FL EDC SPECIAL FACILITY AIRPORT RB                   1,000,000       1,000,000
472667AA2        JEFFERSON COUNTY, AL PUBLIC PARK & RECREATION                            -               -
47303GFD6        JEFFERSON COUNTY, KENTUCKY INDUSTRIAL BUILDING                     1,000,000       1,000,000
47303GFH7        JEFFERSON COUNTY, KY (SEVEN COUNTIES SERVICES INC.                       -               -
503886AB9        LA PORTE COUNTY, IN EDC RB (UNIVERSAL FOREST                       2,400,000       2,400,000
507104AC1        LAGRANGE COUNTY, IN ECONOMIC DEV RB                                1,000,000       1,000,000
518329AA5        LATROBE, PA IDA RB (DIOCESE OF GREENSBURG) -                             -               -
525184DN4        CONNECTICUT FLTR TRUST - SERIES 06 P58U                            3,000,000       3,000,000
52520GAG1        LEHMAN BROTHERS POOLED MUNICIPAL TRUST RECEIPTS                    3,535,000       3,535,000
52520GAQ9        FLOATER TRUST RECEIPTS - SERIES 2005 L26U                          2,460,000       2,460,000
528908AW6        LEXINGTON-FAYETTE, KY (ROMAN CATHOLIC DIOCESE OF                         -               -
532563AA1        CITY OF LIMA, OH HEALTH CARE FACILITIES RB                               -               -
533485AR9        LINCOLN COUNTY, WY PCRB (EXXON PROJECT) -                          2,600,000       2,600,000
533485AS7        LINCOLN COUNTY, WY PCRB                                            8,500,000       8,500,000
547694JB6        LOWELL AREA SCHOOL, MI SCHOOL BUILDING & SITE                            -               -
549199AA5        LUBBOCK, TX EDUCATIONAL FACILITIES AUTHORITY                             -               -
549802AF3        LUFKIN, TX HFDC RB (MEMORIAL HEALTH SYSTEM EAST                    1,300,000       1,300,000
562183AA1        MANCHESTER, GA DEV AUTH IDRB                                       1,900,000       1,900,000
568787EV3        MARION COUNTY, FL HOSPITAL DISTRICT                                      -               -
56879RAE0        MARION COUNTY, FL IDA (CHAMBREL AT PINECASTLE                            -               -
573202AY4        MARTIN COUNTY, FLORIDA POLLUTION CONTROL                           2,100,000       2,100,000
57582NQR9        FLOATERS-TRS SERIES FR-M6J (COMMONWEALTH OF                              -               -
576049YH7        MASSACHUSETTS WATER RESOURCE AUTHORITY RB                                -               -
586169CS1        MEMPHIS, TENNESSEE HEALTH EDUCTIONAL & HOUSING                     1,000,000       1,000,000
592041NG8        NASHVILLE & DAVIDSON COUNTY, TN MHRB (WEDGEWOOD                    1,450,000       1,450,000
592190JP8        METROPOLITAN NASHVILLE AIRPORT                                     2,500,000       2,500,000
594698AE2        MICHIGAN STATE STRATEGIC FUND                                      1,925,000       1,925,000
594698AR3        MICHIGAN STATE STRATEGIC FUND LIMITED OBLIGATION                   2,500,000       2,500,000
594698BV3        MICHIGAN STATE STRATEGIC FUND LTD                                  2,350,000       2,350,000
60535MSK6        MISSISSIPPI HOME CORPORATION SINGLE FAMILY PROGRAM                       -               -
606901U95        MISSOURI STATE HEALTH & EDUCATIONAL FACILITY                       2,000,000       2,000,000
613054AB1        MONTGOMERY, AL PCA                                                   500,000         500,000
613342AZ7        MONTGOMERY COUNTY, MD EDC RB (BROOKE GROVE                               -               -
6259245P6        NEW YORK MUNICIPAL SECURITIES TRUST CERTIFICATES                   1,000,000       1,000,000
63966PPJ7        NEBRASKA FIN AUTH REVVAR-CONCORIDA                                       -               -
649034AQ8        NEW ULM, MN HOSPITAL REFUNDING RB (THE HEALTH                            -               -
649706W38        NEW YORK CITY, NY MUNICIPAL WATER FINANCE                          2,000,000       2,000,000
65037RBC3        ROCS II-R TRUST SERIES 2125 (RELATED TO HOUSING                          -               -
657903FG0        NRTH CAROLINA EDUCATIONAL FACILITIES FINANCIAL                           -               -
65888MW64        NORTH DAKOTA STATE HFA (HOUSING FINANCE PROGRAM -                  2,465,000       2,465,000
677632CR0        OHIO STATE UNIVERSITY GENERAL RCPTS                                      -               -
679400NT4        OLATHE, KS IDRB (MULTI-MODAL-DIAMANT BOART)                        1,000,000       1,000,000
684906DE7        ORANGE COUNTY, FL HFA - SERIES G
68607HB88        OREGON STATE DEPARTMENT OF ADMINISTRATIVE SERVICES                       -               -
686359AC4        ORLAND APRK, IL IDRB                                               1,200,000       1,200,000
691032AP1        OWENSBORO, KY IDR                                                  2,000,000       2,000,000
696547AE8        PALM BEACH COUNTY, FL RB - SERIES 1995                             3,000,000       3,000,000
708684SS5        PENNSYLVANIA EDFA EDRB - SERIES B2                                 2,600,000       2,600,000
708684ST3        PENNSYLVANIA EDFA EDRB -  SERIES B3                                1,800,000       1,800,000
708686AX8        PENNSYLVANIA EDFA (AMTRAK PROJECT)- SERIES 2001                          -               -
709222DB6        PUTTERS - SERIES 1167 (PENNSYLVANIA TURNPIKE                             -               -
717818H43        PHILADELPHIA, PA AUTHORITY IDRB                                          -               -
72316MAB5        PINELLAS COUNTY, FL HEALTH FACILITY RB                                   -               -
733651AC7        PORT BELLINGTON WASHINGTON INDL DEV CORP                           1,975,000       1,975,000
74535MAB6        PULASKI AND GILES CNTY TENN INDL DEV BRD REV                             -               -
763261DV3        RICHARDSON INDEPENDENT SCHOOL DISTRICT                             2,500,000       2,500,000
766054AA8        SOUTH CAROLINA RIDGELAND                                           1,325,000       1,325,000
773445AM3        ROCKINGHAM, NORTH CAROLINA IDRB PCFA                               2,200,000       2,200,000
773445AP6        ROCKINGHAM, NC IDRB PCFA (EDEN CUSTOMS PROCESSING,                 2,000,000       2,000,000
788070BU3        ST. CHARLES PARISH LA PCR                                          3,350,000       3,350,000
79625QAA9        SAN ANTONIO, TX EMPROVERMENT ZONE DEVELOPMENT RB                   3,100,000       3,100,000
80329RAA4        SARASOTA CITY, FL CONTINUING CARE RETIREMENT                             -               -
803300DJ8        SARASOTA CNTY, FL PUB HOSP                                               -               -
80483CDS7        SAVANNAH, GA EDA RB                                                3,000,000       3,000,000
821697WE5        SHELBY COUNTY, TN HEALTH EDUCATIONAL & HOUSING                           -               -
833102WK8        SNOHOMISH COUNTY, WA PUBLIC UTILITY DISTRICT NO.1                        -               -
837031HL0        SOUTH CAROLINA JOBS EDA RB (ANDERSON AREA YMCA,                          -               -
837031KT9        SOUTH CAROLINA JOBS EDA RB (DIVERSIFIED COATING)                   2,570,000       2,570,000
864283AA4        SUBLETTE COUNTY, WY (EXXON PROJECT) - SERIES 1994                        -               -
864817CM1        SUFFOLK, VA REDEVELOPMENT AND HOUSING AUTHORITY                          -               -
875156AA9        TAMPA, FL HEALTH CARE FACILITIES RB (LIFELINK                            -               -
875231HE5        TAMPA, FL RB                                                             -               -
886349AP4        TICS/TOCS MUNIMAE TRUST - SERIES 2002-1M                                 -               -
899524AR3        TULSA COUNTY, OK IDA (FIRST MORTGAGE - MONTERCAU)                        -               -
899677AD0        TULSA, OK IDA (INDIANA HEALTH CARE RESOURCES                             -               -
900681AU1        TUSCALOOSA CTY, LA                                                       -               -
900681AX5        TUSCALOOSA COUNTY, AL IDRB                                               -               -
914891EX0        UNIVERSITY OF SOUTHERN INDIANA (STUDENT FEE) -                           -               -
917436EQ6        UTAH HOUSING CORPORATION SINGLE FAMILY MORTGAGE
917546EA7        UTAH ST BRD REGENT STUDENT LN REV                                  2,000,000       2,000,000
917565DY6        UTAH TRANSIT AUTHORITY - SERIES 2006 B                               750,000         750,000
917565DZ3        UTAH TRANSIT AUTHORITY SALES TAX REVENUE                           3,000,000       3,000,000
919061ER8        VALDEZ, AK MARINE TERMINAL (BP PIPELINES CO.                             -               -
928077EX0        VIRGINIA PORT AUTHORITY FACILITY REVENUE                           3,000,000       3,000,000
928836JL0        VOLUSIA COUNTY EDUCATIONAL FACILITY AUTHORITY                            -               -
938589BB3        WASHINGTOM COUNTY, PA AUTHORITY LEASE RB                                 -               -
939758BV9        WASHINGTON STATE ECONOMIC DEVELOPMENT FINANCE                      2,815,000       2,815,000
93978K8S0        WASHINGTON STATE HFC                                                     -               -
939783PV2        WASHINGTON STATE HFC RB (MIRABELLA PROJECT) -                            -               -
93978PGA9        WASHINGTON STATE HOUSING FINANCE COMMISSION                        2,800,000       2,800,000
944514CJ5        ROCS II-R TRUST SERIES 353 RELATED TO WAYNE                        3,980,000       3,980,000
95255PAA4        WEST DES MOINES, IA RB (WOODGRAIN MILLWORK INC                     2,100,000       2,100,000
969087AJ4        WILL-KANKAKEE REGIONAL DEVELOPMENT AUTHORITY                         500,000         500,000
97710NMA1        WISCONSIN HEFA                                                       500,000         500,000
                                                                              --------------------------------
                                       Total Variable Rate Demand Instruments     177,830,423     177,830,423

Variable Rate Demand Instruments-Private Placements
78916TBC8        ST. CLOUD, MN (KELLY INN PROJECT) -                                      -               -
4124939B6        HARFORD COUNTY, MD EDRB (HARRIGAN ROLLER COMPANY,                        -               -
9535239A7        WEST JORDAN, UT IDRB (THE LYNN PARTNERSHIP NURSING                       -               -
0325379A2        ANAHEIM, CA (WEST ANAHEIM CONVALESCENT HOME)                             -               -
0325579A0        ANAHEIM, CA MHRB (WEST ANAHEIM ROYALE PROJECT) -                         -               -
2303379A7        CULVER CITY, CA RDRB (CULVER CITY ROYALE PROJECT)-                       -               -
442595AJ3        HOWARD COUNTY, MD RB (THE BLUFFS & HAWTHORNE                             -               -
                                                                              --------------------------------
                 Total Variable Rate Demand Instruments-Private Placements                -               -
                                                                              --------------------------------

                                                              Total Portfolio   $238,289,423    $238,330,555
                                                                              ================================

                                                                                                                   % of Total
                                                                                    Combined Portfolio             Investments

   Security                                                                                       Amortized
     Number                          Security Description                         Shares/Par         Cost
     ------                          --------------------                        -----------         ----

Put Bonds (1)
188857BP0        CLIPPER TAX EXEMPT CERTIFICATES TRUST                               2,100,000        2,100,000
239791AA4        CITY OF DAYTON, KENTUCKY INDUSTRIAL                                   965,000          965,000
412493AA6        HARFORD COUNTY, MD EDRB (A.O. SMITH)                                6,500,000        6,500,000
45884AWS8        INTERMOUNTAIN POWER AGENCY (IPA) RB                                 3,500,000        3,500,000
594692JW6        MICHIGAN STRATEGIC FUND LIMITED OBLIGATION RB                       2,500,000        2,500,000
657906BD4        NORTH CAROLINA INDUSTRIAL FACILITY PCFA RB                          1,700,000        1,700,000
672523AC1        MICHIGAN OAKLAND COUNTY EDC RB (ORCHARD - MAPLE                     1,440,000        1,440,000
95662MSC5        WEST VIRGINIA HOUSING DEVELOPMENT FUND -                            2,000,000        2,000,000
                                                                                --------------------------------
                                                            Total Put Bonds         20,705,000       20,705,000       3.51%


Tax Exempt Commercial Paper
18082GDN4        CLARK COUNTY, NV HIGHWAY RV CP                                      1,000,000        1,000,000
46614WEB2        JACKSONVILLE FL CP                                                  2,000,000        2,000,000
49119BAU4        KY ASSET / LIABILITY COMMISSION                                     3,000,000        3,000,000
57584AEA5        MASSACHUSETTS DEVELOPMENT FINANCE AGENCY                            5,509,000        5,509,000
67865LAD8        OKLAHOMA CITY, OK WATER UTILITIES                                   1,000,000        1,000,000
76219PAD3        RHODE ISLAND HEALTH & ED BUILDING CP                                7,000,000        7,000,000
79163PAV3        CITY OF ST. LOUIS, MO AIRPORT                                       1,000,000        1,000,000
79625TCP8        SAN ANTONIO, TX WATER & SEWER                                       3,700,000        3,700,000
86789HDM7        SUNSHINE STATE GOVERNMENT FINANCE COMMITTEE                         3,920,000        3,920,000
91513P2H5        BOARD OF REGENTS OF THE UNIVERSITY OF TEXAS                         1,000,000        1,000,000
                                                                                --------------------------------
                                              Total Exempt Commerical Paper         29,129,000       29,129,000       4.94%

Tax Exempt General Obligation Notes & Bonds
006112AV8        ADAMS COUNTY OHIO VALLEY, YTM 3.65%                                 1,000,000        1,000,895
037045BW0        ANTIGO, WI UNIFIED SCHOOL DISTRICT, YTM 3.67%                       1,000,000        1,001,015
042807GF8        WISCONSIN ARROWHEAD HIGH SCHOOL DISTRICT,YTM 3.63%                  3,080,000        3,081,011
098031EH6        BONDUEL, WI SCHOOL DISTRICT TAN, YTM 3.69%                          1,200,000        1,200,275
109570EB3        BRILLION WISCONSIN PUBLIC SCHOOL DISTRICT                           1,000,000        1,001,600
123547Z46        BUTLER COUNTY, OHIO YTM 3.8%                                        1,100,000        1,103,418
127635DD9        CADOTT, WI COMMUNITY SCHOOL DISTRICT, YTM 3.65%                       900,000          900,211
132610BE5        CAMBRIDGE SCHOOL DISTRICT, WISCONSIN, YTM 3.77%                     1,500,000        1,499,590
199641DC2        COLUMBUS, WI SCHOOL DISTRICT TRAN, YTM 3.69%                        1,300,000        1,300,652
206282AC9        CONCORD, CO METROPOLITAN DISTRICT                                   2,500,000        2,500,000
20772GEL8        CONNECTICUT STATE - SERIES B,YTM 4.01%                              2,000,000        1,993,359
210345EM2        CONSTANTINE PUBLIC SCHOOL, MI TRAN, YTM 3.80%                       1,900,000        1,904,965
223283AD4        CONVINGTON KENTUCKY INDEPENDENT SCHOOL DISTRICT,                    1,425,000        1,425,000
233087JZ9        DUBLIN CITY, WI EVEREST AREA SCHOOL DISTRICT 2006                  11,500,000       11,500,348
245748EE4        DELAVAN, WI DARIEN SCHOOL DISTRICT, YTM 3.74%                       1,500,000        1,500,354
275679AW8        EAST TROY WI COMMUNITY SCHOOL DISTRICT                              2,300,000        2,300,562
287769GA5        ELKHORN, WI AREA SCHOOL DISTRICT, YTM 3.73%                         5,000,000        5,001,329
303585NZ2        FAIRBORN, OHIO                                                        700,000          701,878
303620AB4        OHIO FAIRBORN TAX INCREMENT, YTM 3.68%                              1,550,000        1,555,535
306184CJ9        FALL CREEK, WISCONSIN SCHOOL DISTRICT                               1,000,000        1,000,000
340165DD8        FLORENCE COUNTY, WI SCHOOL DISTRICT TRAN,                             900,000          900,593
379209DC0        GLENWOOD CITY SCHOOL DISTRICT, WI, YTM 3.65%                        1,000,000        1,000,233
394262JP5        GREENDALE, WI SCHOOL DISTRICT TRAN, YTM 3.64%                       2,760,000        2,760,779
510201AN6        LAKE MILLS, WISCONSIN AREA SCHOOL DISTRICT                            550,000          550,546
510897CP4        LAKE SUPERIOR, MN INDEPENDENT SCHOOL DISTRICT                       3,000,000        3,008,931
540822CX9        LOGAN COUNTY, OH SEWER IMPROVEMENT BAN, YTM 3.69%                   4,850,000        4,850,157
56052EXY9        MAINE STATE HOUSING AUTHORITY MORTGAGE REVENUE                      1,000,000        1,000,000
565116CK4        MAPLE, WI DALE-INDIAN HILL SCHOOL DISTRICT RAN,                     2,600,000        2,600,309
569118DR0        MARION COUNTY, OH BAN - SERIES 2006, YTM 3.75%                      1,290,000        1,290,817
587093FZ3        MENOMONIE AREA SCHOOL DISTRICT, WI, YTM 3.73%                       2,900,000        2,900,348
590233FR8        MERRILL, WI AREA PUBLIC SCHOOL DISTRICT, YTM 3.60%                  5,000,000        5,001,223
590470BM1        MERTON, WISCONSIN COMMUNITY SCHOOL DISTRICT                         1,400,000        1,399,431
594569BU8        MICHIGAN PUBLIC EDUCATIONAL FACILITIES AUTHORITY                    1,000,000        1,002,602
628076HD6        MUSKINGUM COUNTY, OH (BARTLETT RUN) BAN (D),                        2,690,000        2,694,547
628076HY0        MUSKINGUM COUNTY, OHIO; YTM 3.70%                                   1,000,000        1,002,360
6621402K7        NORTH ST. PAUL MAPLEWOOD, MINNESOTA                                 7,500,000        7,517,871
740807DT6        PRESCOTT, WI SCHOOL DISTRICT TRAN, YTM 3.67%                        1,600,000        1,600,863
742633PM6        PRIOR LAKE SAVAGE AREA SCHOOLS, MN                                  4,900,000        4,911,192
762803BW3        RICE LAKE AREA, WI SCHOOL DISTRICT TRAN, YTM 3.61%                  2,900,000        2,901,457
767285CL1        RIO, WI COMMUNITY SCHOOL DISTRICT, YTM 3.65%                        1,080,000        1,080,278
767556EQ2        RIPON, WI SCHOOL DISTRICT TRAN, YTM 3.68%                           1,000,000        1,000,521
789075DK1        ST. CLAIRSVILLE OH, YTM 3.85%                                       1,500,000        1,500,320
821023JH2        SHEBOYGAN, WISCONSIN AREA SHOOL DISCTRICT                           1,500,000        1,500,276
849832RU6        SPRING LAKE PARK MINN INDPT SCH DIST NO 016 AID                     4,700,000        4,712,596
882721MY6        TEXAS STATE TRANS                                                   5,000,000        5,015,602
898133US0        TRUMBUL COUNTY, OH, YTM 3.57%                                       2,000,000        2,000,157
919005CC0        VALDERS, WI AREA SCHOOL DISTRICT, YTM 3.64%                         1,900,000        1,900,520
921730CW5        VANDALIA, OHIO                                                      1,500,000        1,500,000
9430798P1        WAUKESHA, WI BAN, YTM 3.96%                                         1,750,000        1,750,000
943186JZ0        WAUNAKEE, WI COMMUNITY SCHOOL DISTRICT, YTM 3.74%                   4,000,000        4,004,769
959435CV8        WESTERN SCHOOL BUILDING CORPORATION, IN BAN                         1,500,000        1,500,000
980005BL5        WOODRUFF & ARBOR VITAE, WI SCHOOL DISTRICT TRAN,                    1,030,000        1,030,484
                                                                                --------------------------------
                          Total Tax Exempt General Obligation Notes & Bonds        120,755,000      120,861,776       20.52%

Variable Rate Demand Instruments(2)
00371EB66        ABN AMRO MUNITOPS CERTIFICATE TRUST (ALASKA NON-                    3,115,000        3,115,000
00371EM80        ABN AMRO MUNITOPS CERTIFICATES TRUST (FLORIDA NON-                  1,500,000        1,500,000
00371ETT7        ABN AMRO MUNITOPS CERTIFICATE TRUST (FLORIDA  NON-                  2,000,000        2,000,000
00371EVC1        ABN AMRO MUNITPS CERTIFICATE TRUST, CO -                            5,000,000        5,000,000
00371EYF1        ABN AMRO MUNITOPS CERTIFICATE TRUST (ARIZONA NON-                   5,000,000        5,000,000
00371EYZ7        ABN AMRO MUNITOPS CERTIFICATES TRUST (TEXAS NON-                    5,475,000        5,475,000
00371EZR4        ABN AMRO MUNITOPS CERTIFICATES TRUST, VA                            6,995,000        6,995,000
050235AK6        AUBURN, AL NON-PROFIT HDA (LAKESIDE PROJECT)                          250,000          250,000
010684AA6        ALACHUA COUNTY, FL CONTINUING CARE RETIREMENT                       4,000,000        4,000,000
01069HAK4        ALACHUS COUNTY, FL IDRB                                             4,145,000        4,145,000
050235AK6        AUBURN, AL NON-PROFIT HDA (LAKESIDE PROJECT)                        5,205,000        5,205,000
074876GB3        BEAVER CNTY, PA IDA PCRB (FIRST ENERGY) - SERIES B                  5,000,000        5,000,000
09604QAN3        BLUE SPRINGS, MO IDA MHRB (AUTUMN PLACE APTS.                       3,250,000        3,250,000
102446AA9        BOWIE COUNTY, TEXAS INDUSTRIAL DEVELOPMENT                          1,400,000        1,400,000
10623NAD7        BRAZOS RIVER, TX HARBOR NAVIGATION                                  2,100,000        2,100,000
115027NT7        BROWARD COUNTY, FL HFA (SAILBOAT BEND ASRIST                        2,750,000        2,750,000
121342GY9        BURKE COUNTY, GA DEVELOPMENT AUTHORITY PCRB                         1,800,000        1,800,000
129455AU5        CALEDONIA WIS INDL FLOATER                                          1,150,000        1,150,000
129733AC5        TEXAS CALHOUN COUNTY INDL DEV AUTH                                  1,100,000        1,100,000
144765AF1        CARROLL COUNTY, GA DEVELOPMENT AUTHORITY RB                         4,500,000        4,500,000
159140AD4        VILLAGE OF CHANNAHON, IL RB (MORRIS HOSPITAL) -                     1,470,000        1,470,000
167562EL7        CHICAGO, ILLINOIS MIDWAY AIRPORT REVENUE BONDS                      1,000,000        1,000,000
171858AD5        CINCINNATI & HAMILTON COUNTY OHIO PORT AUTHORITY                    1,700,000        1,700,000
186103FH5        CLEVELAND-CUYAHOGA CTY PORT AUTH REV                                1,870,000        1,870,000
188857GK6        CLIPPER TAX EXEMPT TRUST COPS - SERIES 2004-3                       5,680,423        5,680,423
188861CY2        CLIPPER TAX EXEMPT TRUST COPS - SERIES 1999-3                         925,000          925,000
19247TAA7        COHASSET, MN RB (MINNESOTA POWER & LIGHT CO.                        3,000,000        3,000,000
20774HB29        CONNECTICUT STATE HEFA RB                                           2,800,000        2,800,000
20774LRU1        CONNECTICUT STATE HEFA                                                105,000          105,000
20774LUB9        CONNECTICUT STATE HEFA RB UNIVERSITY ISSUE                          1,000,000        1,000,000
2131836W1        COOK COUNTY, ILLINOIS                                               1,000,000        1,000,000
246387ML5        DELAWARE STATE EDA REVENUE (DELAWARE HOSPICE INC                    6,900,000        6,900,000
259237MR3        DOUGLAS COUNTY, NE IDRB                                             5,925,000        5,925,000
303823BE7        FAIRFAX, COUNTY, VA OBLIGATION RB (FAIRFAX                            100,000          100,000
311450CX6        FARMINGTON, NM PCR                                                  2,000,000        2,000,000
340736NH6        FLORIDA HFA MHRB - 1995 SERIES L                                    1,125,000        1,125,000
34073JHC6        FLORIDA HOUSING FINANCE CORPORATION, MULTIFAMILY                    2,660,000        2,660,000
34073NSW1        FLORIDA HOUSING FINANCE CORP RB                                     1,000,000        1,000,000
34073TAE7        FLORIDA HIGHER EDUCATIONAL FACILITY FINANCING                       6,290,000        6,290,000
34073XAB4        FLORIDA GULF COAST UNIVERSITY FINANCING CAP IMP RB                  5,900,000        5,900,000
341426WL4        EAGLE TAX-EXEMPT TRUST, J SERIES CLASS A COPS                       2,315,000        2,315,000
346668BG0        FORSYTH, MT PCRB (PACIFICORP PROJECT)                               2,000,000        2,000,000
353186V22        FRANKLIN COUNTY, OH HRB                                             1,100,000        1,100,000
353202CF9        FRANKLIN COUNTY, OH RB (THE VILLAS AT SAINT                         1,855,000        1,855,000
397086AB5        GREENWOOD COUNTY, SC                                                2,000,000        2,000,000
40222PAQ5        TEXAS GULF COAST WASTE DISPOSAL AUTHORITY                           1,000,000        1,000,000
411368AA1        HAPEVILLE, GA DEVELOPMENT AUTHORITY                                 3,000,000        3,000,000
426649AA7        COUNTY OF HENRY, OH IMPROVEMENT RB (HENRY COUNTY                    2,000,000        2,000,000
451887TL7        ILLINOIS DEVELOPMENT FINANCE AUTHORITY INDUSTRIAL                   1,760,000        1,760,000
45188AAY2        ILLINOIS DEVELOPMENT FIN AUTH INDL REV                              1,700,000        1,700,000
4519083X3        ILLINOIS DEVELOPMENT FINANCE AUTHORITY RB                           3,400,000        3,400,000
451915BL5        ILLINOIS DEVELOPMENT FINANCIAL AUTHORITY                            3,000,000        3,000,000
45202DAK8        ILLINOIS FINANCE AUTHORITY IDRB (POLLMAN INC) -                     2,825,000        2,825,000
45504RGW0        INDIANA DEVELOPMENT FINANCE AUTHORITY, EDUCATIONAL                  4,020,000        4,020,000
462673AN4        IREDELL COUNTY, NC INDUSTRIAL FACILITIES &                          1,550,000        1,550,000
467145BE7        JACKSON COUNTY, MI EDC (THRIFTY LEONI)                              3,000,000        3,000,000
46936YAC1        JACKSONVILLE, FL EDC SPECIAL FACILITY AIRPORT RB                    1,000,000        1,000,000
472667AA2        JEFFERSON COUNTY, AL PUBLIC PARK & RECREATION                       2,900,000        2,900,000
47303GFD6        JEFFERSON COUNTY, KENTUCKY INDUSTRIAL BUILDING                      1,000,000        1,000,000
47303GFH7        JEFFERSON COUNTY, KY (SEVEN COUNTIES SERVICES INC.                  1,395,000        1,395,000
503886AB9        LA PORTE COUNTY, IN EDC RB (UNIVERSAL FOREST                        2,400,000        2,400,000
507104AC1        LAGRANGE COUNTY, IN ECONOMIC DEV RB                                 1,000,000        1,000,000
518329AA5        LATROBE, PA IDA RB (DIOCESE OF GREENSBURG) -                        2,500,000        2,500,000
525184DN4        CONNECTICUT FLTR TRUST - SERIES 06 P58U                             5,000,000        5,000,000
52520GAG1        LEHMAN BROTHERS POOLED MUNICIPAL TRUST RECEIPTS                     3,535,000        3,535,000
52520GAQ9        FLOATER TRUST RECEIPTS - SERIES 2005 L26U                           2,460,000        2,460,000
528908AW6        LEXINGTON-FAYETTE, KY (ROMAN CATHOLIC DIOCESE OF                    3,000,000        3,000,000
532563AA1        CITY OF LIMA, OH HEALTH CARE FACILITIES RB                          1,210,000        1,210,000
533485AR9        LINCOLN COUNTY, WY PCRB (EXXON PROJECT) -                           2,600,000        2,600,000
533485AS7        LINCOLN COUNTY, WY PCRB                                             8,500,000        8,500,000
547694JB6        LOWELL AREA SCHOOL, MI SCHOOL BUILDING & SITE                       1,740,000        1,740,000
549199AA5        LUBBOCK, TX EDUCATIONAL FACILITIES AUTHORITY                        4,800,000        4,800,000
549802AF3        LUFKIN, TX HFDC RB (MEMORIAL HEALTH SYSTEM EAST                     1,300,000        1,300,000
562183AA1        MANCHESTER, GA DEV AUTH IDRB                                        1,900,000        1,900,000
568787EV3        MARION COUNTY, FL HOSPITAL DISTRICT                                 7,300,000        7,300,000
56879RAE0        MARION COUNTY, FL IDA (CHAMBREL AT PINECASTLE                       1,500,000        1,500,000
573202AY4        MARTIN COUNTY, FLORIDA POLLUTION CONTROL                           12,100,000       12,100,000
57582NQR9        FLOATERS-TRS SERIES FR-M6J (COMMONWEALTH OF                         1,400,000        1,400,000
576049YH7        MASSACHUSETTS WATER RESOURCE AUTHORITY RB                           2,820,000        2,820,000
586169CS1        MEMPHIS, TENNESSEE HEALTH EDUCTIONAL & HOUSING                      1,000,000        1,000,000
592041NG8        NASHVILLE & DAVIDSON COUNTY, TN MHRB (WEDGEWOOD                     1,450,000        1,450,000
592190JP8        METROPOLITAN NASHVILLE AIRPORT                                      2,500,000        2,500,000
594698AE2        MICHIGAN STATE STRATEGIC FUND                                       1,925,000        1,925,000
594698AR3        MICHIGAN STATE STRATEGIC FUND LIMITED OBLIGATION                    2,500,000        2,500,000
594698BV3        MICHIGAN STATE STRATEGIC FUND LTD                                   2,350,000        2,350,000
60535MSK6        MISSISSIPPI HOME CORPORATION SINGLE FAMILY PROGRAM                    675,000          675,000
606901U95        MISSOURI STATE HEALTH & EDUCATIONAL FACILITY                        2,000,000        2,000,000
613054AB1        MONTGOMERY, AL PCA                                                    500,000          500,000
613342AZ7        MONTGOMERY COUNTY, MD EDC RB (BROOKE GROVE                          2,885,000        2,885,000
6259245P6        NEW YORK MUNICIPAL SECURITIES TRUST CERTIFICATES                    1,000,000        1,000,000
63966PPJ7        NEBRASKA FIN AUTH REVVAR-CONCORIDA                                  2,000,000        2,000,000
649034AQ8        NEW ULM, MN HOSPITAL REFUNDING RB (THE HEALTH                       4,200,000        4,200,000
649706W38        NEW YORK CITY, NY MUNICIPAL WATER FINANCE                           2,000,000        2,000,000
65037RBC3        ROCS II-R TRUST SERIES 2125 (RELATED TO HOUSING                     5,270,000        5,270,000
657903FG0        NRTH CAROLINA EDUCATIONAL FACILITIES FINANCIAL                      3,000,000        3,000,000
65888MW64        NORTH DAKOTA STATE HFA (HOUSING FINANCE PROGRAM -                   2,465,000        2,465,000
677632CR0        OHIO STATE UNIVERSITY GENERAL RCPTS                                 3,000,000        3,000,000
679400NT4        OLATHE, KS IDRB (MULTI-MODAL-DIAMANT BOART)                         1,000,000        1,000,000
684906DE7        ORANGE COUNTY, FL HFA - SERIES G                                    1,200,000        1,200,000
68607HB88        OREGON STATE DEPARTMENT OF ADMINISTRATIVE SERVICES                  2,890,000        2,890,000
686359AC4        ORLAND APRK, IL IDRB                                                1,200,000        1,200,000
691032AP1        OWENSBORO, KY IDR                                                   2,000,000        2,000,000
696547AE8        PALM BEACH COUNTY, FL RB - SERIES 1995                              3,000,000        3,000,000
708684SS5        PENNSYLVANIA EDFA EDRB - SERIES B2                                  2,600,000        2,600,000
708684ST3        PENNSYLVANIA EDFA EDRB -  SERIES B3                                 1,800,000        1,800,000
708686AX8        PENNSYLVANIA EDFA (AMTRAK PROJECT)- SERIES 2001                     2,000,000        2,000,000
709222DB6        PUTTERS - SERIES 1167 (PENNSYLVANIA TURNPIKE                        2,355,000        2,355,000
717818H43        PHILADELPHIA, PA AUTHORITY IDRB                                     3,900,000        3,900,000
72316MAB5        PINELLAS COUNTY, FL HEALTH FACILITY RB                              1,925,000        1,925,000
733651AC7        PORT BELLINGTON WASHINGTON INDL DEV CORP                            1,975,000        1,975,000
74535MAB6        PULASKI AND GILES CNTY TENN INDL DEV BRD REV                        4,600,000        4,600,000
763261DV3        RICHARDSON INDEPENDENT SCHOOL DISTRICT                              2,500,000        2,500,000
766054AA8        SOUTH CAROLINA RIDGELAND                                            1,325,000        1,325,000
773445AM3        ROCKINGHAM, NORTH CAROLINA IDRB PCFA                                2,200,000        2,200,000
773445AP6        ROCKINGHAM, NC IDRB PCFA (EDEN CUSTOMS PROCESSING,                  2,000,000        2,000,000
788070BU3        ST. CHARLES PARISH LA PCR                                           3,350,000        3,350,000
79625QAA9        SAN ANTONIO, TX EMPROVERMENT ZONE DEVELOPMENT RB                    3,100,000        3,100,000
80329RAA4        SARASOTA CITY, FL CONTINUING CARE RETIREMENT                        2,120,000        2,120,000
803300DJ8        SARASOTA CNTY, FL PUB HOSP                                          6,000,000        6,000,000
80483CDS7        SAVANNAH, GA EDA RB                                                 3,000,000        3,000,000
821697WE5        SHELBY COUNTY, TN HEALTH EDUCATIONAL & HOUSING                      2,000,000        2,000,000
833102WK8        SNOHOMISH COUNTY, WA PUBLIC UTILITY DISTRICT NO.1                   2,990,000        2,990,000
837031HL0        SOUTH CAROLINA JOBS EDA RB (ANDERSON AREA YMCA,                     4,700,000        4,700,000
837031KT9        SOUTH CAROLINA JOBS EDA RB (DIVERSIFIED COATING)                    2,570,000        2,570,000
864283AA4        SUBLETTE COUNTY, WY (EXXON PROJECT) - SERIES 1994                   2,000,000        2,000,000
864817CM1        SUFFOLK, VA REDEVELOPMENT AND HOUSING AUTHORITY                       430,000          430,000
875156AA9        TAMPA, FL HEALTH CARE FACILITIES RB (LIFELINK                       1,000,000        1,000,000
875231HE5        TAMPA, FL RB                                                        5,000,000        5,000,000
886349AP4        TICS/TOCS MUNIMAE TRUST - SERIES 2002-1M                            2,520,000        2,520,000
899524AR3        TULSA COUNTY, OK IDA (FIRST MORTGAGE - MONTERCAU)                   4,940,000        4,940,000
899677AD0        TULSA, OK IDA (INDIANA HEALTH CARE RESOURCES                        1,575,000        1,575,000
900681AU1        TUSCALOOSA CTY, LA                                                  1,495,000        1,495,000
900681AX5        TUSCALOOSA COUNTY, AL IDRB                                            995,000          995,000
914891EX0        UNIVERSITY OF SOUTHERN INDIANA (STUDENT FEE) -                      3,900,000        3,900,000
917436EQ6        UTAH HOUSING CORPORATION SINGLE FAMILY MORTGAGE                     1,000,000        1,000,000
917546EA7        UTAH ST BRD REGENT STUDENT LN REV                                   2,000,000        2,000,000
917565DY6        UTAH TRANSIT AUTHORITY - SERIES 2006 B                                750,000          750,000
917565DZ3        UTAH TRANSIT AUTHORITY SALES TAX REVENUE                            3,000,000        3,000,000
919061ER8        VALDEZ, AK MARINE TERMINAL (BP PIPELINES CO.                        8,000,000        8,000,000
928077EX0        VIRGINIA PORT AUTHORITY FACILITY REVENUE                            3,000,000        3,000,000
928836JL0        VOLUSIA COUNTY EDUCATIONAL FACILITY AUTHORITY                       2,500,000        2,500,000
938589BB3        WASHINGTOM COUNTY, PA AUTHORITY LEASE RB                            1,600,000        1,600,000
939758BV9        WASHINGTON STATE ECONOMIC DEVELOPMENT FINANCE                       2,815,000        2,815,000
93978K8S0        WASHINGTON STATE HFC                                                1,000,000        1,000,000
939783PV2        WASHINGTON STATE HFC RB (MIRABELLA PROJECT) -                       3,100,000        3,100,000
93978PGA9        WASHINGTON STATE HOUSING FINANCE COMMISSION                         2,800,000        2,800,000
944514CJ5        ROCS II-R TRUST SERIES 353 RELATED TO WAYNE                         3,980,000        3,980,000
95255PAA4        WEST DES MOINES, IA RB (WOODGRAIN MILLWORK INC                      2,100,000        2,100,000
969087AJ4        WILL-KANKAKEE REGIONAL DEVELOPMENT AUTHORITY                          500,000          500,000
97710NMA1        WISCONSIN HEFA                                                        500,000          500,000
                                                                                --------------------------------
                                    Total Variable Rate Demand Instruments         401,590,423      401,590,423       68.17%

Variable Rate Demand Instruments-Private Placements
78916TBC8        ST. CLOUD, MN (KELLY INN PROJECT) -                                 1,470,000        1,470,000
4124939B6        HARFORD COUNTY, MD EDRB (HARRIGAN ROLLER COMPANY,                   1,500,000        1,500,000
9535239A7        WEST JORDAN, UT IDRB (THE LYNN PARTNERSHIP NURSING                  1,710,400        1,710,400
0325379A2        ANAHEIM, CA (WEST ANAHEIM CONVALESCENT HOME)                        2,104,000        2,104,000
0325579A0        ANAHEIM, CA MHRB (WEST ANAHEIM ROYALE PROJECT) -                    3,079,000        3,079,000
2303379A7        CULVER CITY, CA RDRB (CULVER CITY ROYALE PROJECT)-                  3,058,000        3,058,000
442595AJ3        HOWARD COUNTY, MD RB (THE BLUFFS & HAWTHORNE                        3,895,000        3,895,000
                                                                                --------------------------------
                 Total Variable Rate Demand Instruments-Private Placements          16,816,400       16,816,400        2.85%
                                                                                ---------------------------------------------

                                                           Total Portfolio       $ 588,995,823     $589,102,599      100.00%
                                                                                =============================================

            See Notes to Pro Forma Financial Statements (Unaudited)

           NOTES TO THE PRO FORMA FINANCIAL STATEMENTS MARCH 31, 2007
                                  (Unaudited)


1.       BASIS OF COMBINATION

         At a meeting of the Board of Directors of Daily Tax Free Income Fund, Inc. ("DTF"), the Board approved a Plan of Reorganization and Liquidation, pursuant to which, subject to approval by its shareholders, DTF will transfer all of the assets and liabilities of its sole portfolio, its Municipal Portfolio, to the Municipal Portfolio of Daily Income Fund ("DIF") in exchange for shares of DIF (the "Reorganization"). The Reorganization will be accounted for as a tax-free merger of investment companies.

         The Reorganization is part of a larger proposed restructuring of certain of the funds in the Reich & Tang Asset management, LLC ("RTAM") fund complex. In addition to the proposed Reorganization, shareholders of Cortland Trust, Inc. ("CORT") and the Short Term Income Fund, Inc. ("STIF"), two other registered investment companies managed by RTAM are considering proposals to transfer substantially all of their respective assets into the appropriate portfolios of DIF. The participation of CORT and STIF in the Reorganization is contingent upon approval by the shareholders of those funds. The Reorganization will be consummated with respect to those funds that receive approval from shareholders and is not contingent on the participation of all of the proposed funds. Subject to such approval the Cortland Trust, Inc. Municipal Money Market Fund ("CORT MUNI") would also be transferring substantially all of its assets and liabilities to DIF.

         The unaudited Pro Forma Statement of Assets and Liabilities, Pro Forma Statement of Operations and Pro Forma Portfolio of Investments reflect the accounts of DTF, CORT MUNI and DIF at and for the twelve months ended March 31, 2007 ("Pro Forma Statements"). The Pro Forma Combined Statement of Assets and Liabilities and Pro Forma Combined Portfolio of Investments assume that the Reorganization is consummated after the close of business March 31, 2007. The Pro Forma Statement of Operations assumes that the Reorganization was consummated at the beginning of the fiscal year ended March 31, 2007. As of November 9, 2007, all of the securities held by DTF will comply with the compliance guidelines and/or investment restrictions of the Municipal Portfolio of DIF.

         In conjunction with the Reorganization and the exchange between DTF, CORT MUNI and DIF, DTF will be considered the accounting survivor.

         Reich & Tang Asset Management, LLC will pay all the costs associated with the Reorganization. Therefore the Pro Forma Statements do not reflect these expenses.

         The Pro Forma Statements were prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"), which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

         The Pro Forma Statements should be read in conjunction with the historical financial statements of DTF, CORT MUNI and DIF included in their respective Statements of Additional Information.

2.       VALUATION

         The portfolio securities of DTF, CORT MUNI and DIF are valued at their amortized cost in compliance with the provisions of Rule 2a-7 under the Act. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

3.       CAPITAL SHARES

         The Pro Forma Combined net asset value per share assumes the issuance of additional shares of DIF which would have been issued at March 31, 2007 in connection with the proposed reorganization. The amount of additional shares assumed to be issued was calculated based on the March 31, 2007 net asset value per share of DIF of $1.00.

         The Pro Forma number of shares outstanding are determined as follows:

                                                                             Short Term Income
                                                   Retail Class               Shares Class
                                                 --------------------     ---------------------
Shares Outstanding of the Municipal                  41,816,875                57,915,009
Portfolio of DIF:                                --------------------     ---------------------




                                                   Short Term Income
                              Retail Class            Shares Class          Retail Class           Retail Class

                                                                                                 (in exchange for
                           (in exchange for        (in exchange for     (in exchange for FSW    Thornburg Class of
                            Class A of DTF)         Class B of DTF)          Class of DTF)              DTF)
                          --------------------  ----------------------  ----------------------  ---------------------
Additional Shares to            64,570,139                172,940,355            55,467,419             16,863,243
be issued to DTF:         --------------------  ----------------------  ----------------------  ---------------------


                                                            Retail Class

                                                          (in exchange for
                                                         Cortland Class of
                                                            CORT MUNI)
                                                         -----------------
           Additional Shares to be                          46,705,944
           issued to CORT MUNI:                          -----------------

                                          Short Term Income                                 Retail Class          Retail Class
                     Retail Class            Shares Class            Retail Class
                                                                                         (if the Thornburg        (if the CORT
                   (if the Class A         (if the Class B        (if the FSW Class      Class shareholders             MUNI
                 shareholders approve    shareholders approve    shareholders approve       approve the         shareholders approve
                 the Reorganization)      the Reorganization     the Reorganization)      Reorganization)       the Reorganization)
               ----------------------- ----------------------- ----------------------- ---------------------  ----------------------
Pro Forma            106,387,014             230,855,364             97,284,294             58,680,118              88,522,819
Shares         ----------------------- ----------------------- ----------------------- ---------------------  ----------------------
Outstanding
of the
Municipal
Portfolio
of DIF:


         The Pro Forma Statements assume that all shares of DTF and CORT MUNI outstanding on March 31, 2007, were exchanged, tax free, for shares of DIF.

4.       PRO FORMA OPERATING EXPENSES

         The Pro Forma Statement of Operations assumes expense adjustments based on the agreements of DIF, the surviving entity. Certain accounts have been adjusted to reflect the expenses of the combined entity more closely. Pro Forma operating expenses include the expenses of DIF and DTF combined, adjusted for certain items which are factually supportable. All fees other than the Trustee fees and expenses have been charged to the combined entity based upon the contracts in effect for DIF at the level of assets of the combined fund for the stated period.

E.       Federal Income Tax

         Provision for federal income taxes or excise taxes has not been made since the Funds have elected to be taxed as "regulated investment companies" and intend to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes. The identified cost of investments for the Funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined entity. GAAP requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

                                                                       EXHIBIT A

              AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION

         AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION dated this 7th day of June, 2007, by and between the Daily Tax Free Income Fund, Inc. (the "Fund"), a Maryland corporation, and the Daily Income Fund (the "Trust"), a Massachusetts business trust.

                              W I T N E S S E T H:

               WHEREAS, the parties are each open-end investment management companies; and

               WHEREAS, the parties hereto desire to provide for the acquisition by the Trust of substantially all of the assets and liabilities of the Fund solely in exchange for shares of beneficial interest (par value $.01) ("shares") of the Trust, which shares of the Trust will thereafter be distributed by the Fund pro rata to its shareholders in complete liquidation and complete cancellation of its shares;

               NOW, THEREFORE, in consideration of the mutual promises herein contained, the parties agree as follows:

               1. The parties hereto hereby adopt an agreement and plan of reorganization and liquidation (the "Agreement"), pursuant to section 368(a) of the internal revenue code of 1986, as amended (the "code") as follows: the reorganization will be comprised of the acquisition by the trust of substantially all of the properties, assets and liabilities of the fund, which will be retained by the trust for the benefit of its shareholders, solely in exchange for shares of the trust, followed by the distribution of such trust shares to the shareholders of the fund in exchange for their shares of the fund, and the liquidation and dissolution of the fund all upon and subject to the terms of the agreement hereinafter set forth.

               The share transfer books of the Fund will be permanently closed on the Valuation Date (as hereinafter defined) and only redemption requests made by shareholders of the Fund pursuant to Section 22(e) of the Investment Company Act of 1940 (the "Act") received in proper form on or prior to the close of business on the Valuation Date shall be fulfilled by the Fund; redemption requests received by the Fund after that date shall be treated as requests for the redemption of the shares of the Trust to be distributed to the shareholder in question as provided in Section 5.

               2. On the Closing Date (as hereinafter defined), substantially all of the assets and liabilities of the Fund on that date shall be delivered to the Trust; and the number of shares of the Trust having an aggregate net asset value equal to the value of the net assets of the Fund will be transferred and delivered to the Fund.

               3. The net asset value of shares of the Trust and the value of the net assets of the Fund to be transferred shall in each case be determined as of the close of business of the New York Stock Exchange on the Valuation Date. The computation of the net asset value of the shares of the Trust and the Fund shall be done in the manner used by the Trust and the Fund, respectively, in the computation of such net asset value per share as set forth in their respective prospectuses. The methods used by the Trust in such computation shall be applied to the valuation of the assets of the Fund to be transferred to the Trust.

               The Fund shall declare and pay, immediately prior to the Valuation Date, a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Fund's shareholders all of the Fund's investment company taxable income for taxable years ending on or prior to the Closing Date (computed without regard to any dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Closing Date (after reduction for any capital loss carryforward) (the "RIC dividend").

               4. The closing shall be at the office of the Fund at 600 Fifth Avenue, New York, New York 010020, at 9:00 a.m., Eastern Time on November 9, 2007, or at such other time, date or place as the parties may designate or as provided below (the "Closing Date"). The business day preceding the Closing Date is herein referred to as the "Valuation Date."

               In the event that on the Valuation Date either party has, pursuant to the Act or any rule, regulation or order thereunder, suspended the redemption of its shares or postponed payment therefor, the Closing Date shall be postponed until the first business day after the date when both parties have ceased such suspension or postponement; provided, however, that if such suspension shall continue for a period of 60 days beyond the Valuation Date, then the other party to this Agreement shall be permitted to terminate this Agreement without liability to either party for such termination.

               5. As soon as practicable after the closing, the Fund shall distribute on a pro rata basis to those persons who were shareholders of the Fund on the Valuation Date the shares of the Municipal Portfolio of the Trust received by the Fund pursuant to the Agreement in liquidation and cancellation of the outstanding shares of the Fund. For the purpose of the distribution by the Fund of such shares of the Trust to its shareholders, the Trust will promptly cause Reich & Tang Services, Inc. (the "Transfer Agent") to: (a) credit an appropriate number of shares of the Municipal Portfolio of the Trust, on the books of the Trust, to each shareholder of the Fund, in accordance with a list (the "Shareholder List") of its shareholders received from the Fund; and (b) confirm an appropriate number of shares of the Trust to each shareholder of the Fund. No certificates for shares of the Trust will be issued.

               The Shareholder List shall indicate, as of the close of business on the Valuation Date, the name and address of each shareholder of the Fund, indicating his or her share balance. The Fund agrees to supply the Shareholder List to the Trust not later than the Closing Date.

               6. As soon as practicable, and in any event within one year after the closing, the Fund shall (a) effect its dissolution with the proper Maryland authorities, terminate its registration under the Act and file a final annual report on Form N-SAR with the Securities and Exchange Commission under that Act; and (b) either pay or make provision for payment of all of its liabilities and taxes.

               7. Subsequent to the date of approval by shareholders of the Fund of the transactions contemplated by this Agreement and prior to the Closing Date, there shall be coordination between the parties as to their respective portfolios so that, after the closing, the Trust will be in compliance with all of its investment policies and restrictions. At the time of delivery of portfolio securities for examination as provided in Section 8, the Fund shall deliver to the Trust two copies of a list setting forth the securities then owned by the Fund and the respective federal income tax basis thereof.

               8. Portfolio securities or written evidence acceptable to the Trust of record ownership thereof by The Depository Trust Company or through the Federal Reserve Book Entry System or any other depository approved by the Fund pursuant to Rule 17f-4 under the Act shall be presented by the Fund to the Trust or, at its request, to its custodian bank, for examination no later than five business days preceding the Closing Date, and shall be delivered, or transferred by appropriate transfer or assignment documents, by the Fund on the Closing Date to the Trust duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the custom of brokers and shall be accompanied by all necessary state transfer stamps, if any, or a check for the appropriate purchase price thereof. The cash delivered, if any, shall be in the form of certified or bank cashiers checks or by bank wire payable to the order of the Trust. The number of shares (to the nearest whole share) of the Trust being delivered against the securities and cash of the Fund, registered in the name of the Fund, shall be delivered to the Fund on the Closing Date. Such shares shall thereupon be assigned by the Fund to its shareholders so that the shares of the Trust may be distributed as provided in Section 5.

               If, at the Closing Date, the Fund is unable to make delivery under this Section 8 to the Trust of any of its portfolio securities or cash for the reason that any of such securities purchased by the Fund, or the cash proceeds of a sale of portfolio securities, prior to the Closing Date have not yet been delivered to it or the Fund's custodian, then the delivery requirements of this Section 8 with respect to said undelivered securities or cash will be waived and the Fund will deliver to the Trust by or on the Closing Date and with respect to said undelivered securities or cash executed copies of an agreement or agreements of assignment in a form reasonably satisfactory to the Trust, together with such other documents, including a due bill or due bills and brokers' confirmation slips as may reasonably be required by the Trust.

               9. The Trust shall assume the liabilities (including for portfolio securities purchased which have not settled) of the Fund, but the Fund will, nevertheless, use its best efforts to discharge all known liabilities, so far as may be possible, prior to the Closing Date. The expenses of the Fund and the Trust, respectively, related to the reorganization including accounting, printing, filing, proxy soliciting, all legal expenses related to the reorganization and portfolio transfer taxes, if any, will be borne by Reich & Tang Asset Management, LLC ("the Adviser") of the Fund and the Trust.

               10. The obligations of the Trust hereunder shall be subject to the following conditions:

               A. The Board of Directors of the Fund shall have authorized the execution of this Agreement and the shareholders of the Fund shall have approved the transactions contemplated herein, and the Fund shall have furnished to the Trust copies of resolutions to that effect certified by the Secretary or an Assistant Secretary of the Fund; such shareholder approval shall have been by the vote of the holders of a majority of the outstanding voting securities of the Fund entitled to vote at a meeting for which proxies have been solicited by the Combined Proxy Statement/Prospectus.

               B. The Trust shall have received an opinion dated the Closing Date of Paul, Hastings, Janofsky & Walker LLP, to the effect that (i) the Fund is a validly existing Maryland business trust under the laws of Maryland with full corporate powers to carry on its business as then being conducted and to enter into and perform this Agreement; and (ii) all corporate action necessary to make this Agreement, according to its terms, valid, binding and enforceable on the Fund and to authorize effectively the transactions contemplated by this Agreement have been taken by the Fund.

               C. The representations and warranties of the Fund contained herein shall be true and correct at and as of the Closing Date, and the Trust shall have been furnished with a certificate of the President or the Secretary or the Treasurer of the Fund, dated the Closing Date, to that effect.

               D. On the Closing Date, the Fund shall have furnished to the Trust a certificate of the Treasurer of the Fund as to the amount of the capital loss carry-over and net unrealized appreciation or depreciation, if any, with respect to the Fund as of the Closing Date.

               E. A Registration Statement filed by the Trust solely under the Securities Act of 1933 on Form N-14 and containing a preliminary form of the Combined Proxy Statement/Prospectus shall have become effective under that Act not later than November 9, 2007.

               F. The Trust shall have received an opinion, dated the Closing Date, of Paul, Hastings, Janofsky & Walker LLP, to the same effect as the opinion contemplated by Section 11D of this Agreement.

               11. The obligations of the Fund hereunder shall be subject to the following conditions:

               A. The Board of Trustees of the Trust shall have authorized the execution of this Agreement and the transactions contemplated hereby, and the Trust shall have furnished to the Fund copies of resolutions to that effect certified by the Secretary or an Assistant Secretary of the Trust.

               B. The Fund shall have received an opinion dated the Closing Date of Paul, Hastings, Janofsky & Walker LLP, to the effect that (i) the Trust is a validly existing Maryland business trust under the laws of Maryland with full corporate powers to carry on its business as then being conducted and to enter into and perform this Agreement; (ii) all corporate action necessary to make this Agreement, according to its terms, valid, binding and enforceable upon the Trust and to authorize effectively the transactions contemplated by this Agreement have been taken by the Trust, and (iii) the shares of the Trust to be issued hereunder are duly authorized and when issued will be validly issued, fully-paid and non-assessable.

               C. The representations and warranties of the Trust contained herein shall be true and correct at and as of the Closing Date, and the Fund shall have been furnished with a certificate of the President or the Secretary or the Treasurer of the Trust to that effect dated the Closing Date.

               D. The Fund shall have received an opinion of Paul, Hastings, Janofsky & Walker LLP to the effect that for federal income tax purposes:

               (a) The Fund's transfer of substantially all of its assets to the Trust solely in exchange for shares of the Trust, followed by the Fund's distribution of shares of the Trust to the Fund's shareholders as part of the liquidation of the Fund will qualify as a tax-free "reorganization" within the meaning of Section 368(a)(1)(C) of the Code. The Fund and the Trust will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

               (b) No gain or loss will be recognized by the shareholders of the Fund upon the exchange of shares of the Trust for the shares of the Fund (Section 354(a) of the Code);

               (c) The Fund will not recognize gain or loss under the provisions of the Code upon the transfer of substantially all of its assets to the Trust solely in exchange for shares of the Trust and the Trust's assumption of all of the liabilities of the Fund (Sections 361(a) and 357(a) of the Code);

               (d) The Trust will not recognize gain or loss upon its receipt of substantially all of the Fund's assets solely in exchange for shares of the Trust (Section 1032(a) of the Code);

               (e) The basis of the shares of the Trust received by the shareholders of the Fund will be the same as the basis in the shares of the Fund surrendered in exchange therefor (Section 358(a)(1) of the Code);

               (f) The holding period of the shares of the Trust received in exchange for Fund shares by the shareholders of the Fund will include the period that the shareholders of the Fund held the Fund shares surrendered in exchange therefor, provided that such Fund shares are held by the shareholders as capital assets on the date of the exchange (Section 1223(1) of the Code);

               (g) The tax basis of the Fund's assets acquired by the Trust will be the same as the tax basis of such assets to the Fund immediately prior to the transaction (Section 362(b) of the Code); and

               (h) The holding period of the assets of the Fund in the hands of the Trust will include the period during which those assets were held by the Fund (Section 1223(2) of the Code).

               E. A Registration Statement filed by the Trust under the Securities Act of 1933 on Form N-14, containing a preliminary form of the Combined Proxy Statement/Prospectus shall have become effective under that Act not later than November 9, 2007.

               12. The Fund hereby represents and warrants that:

               (a) The financial statements of the Fund as of April 30, 2007, heretofore furnished to the Trust present fairly the financial position, results of operations, and changes in net assets of the Fund as of that date, in conformity with accounting principles generally accepted in the United States of America applied on a basis consistent with the preceding year;

and that from May 1, 2007, through the date hereof, there have not been, and through the Closing Date there will not be, any material adverse change in the business or financial condition of the Fund, it being agreed that a decrease in the size of the Fund due to a diminution in the value of its portfolio and/or redemption of its shares shall not be considered a material adverse change;

               (b) The prospectus contained in the Fund's Registration Statement under the Securities Act of 1933, as amended, is true, correct and complete, conforms to the requirements of the Securities Act of 1933 and does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. The Registration Statement, as amended, was, as of the date of the filing of the last Post-Effective Amendment, true, correct and complete, conformed to the requirements of the Securities Act of 1933 and did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

               (c) There is no material contingent liability of the Fund and no material legal, administrative or other proceedings pending or, to the knowledge of the Fund, threatened against the Fund, not reflected in such prospectus;

               (d) There are no material contracts outstanding to which the Fund is a party other than those ordinary in the conduct of its business;

               (e) The Fund is a validly existing Maryland corporation;

               (f) All federal and other tax returns and reports of the Fund required by law to be filed have been filed, and all federal and other taxes shown as due on said returns and reports have been paid or provision shall have been made for the payment thereof and to the best of the knowledge of the Fund no such return is currently under audit and no assessment has been asserted with respect to such returns and to the extent such tax returns with respect to the taxable year of the Fund ended October 31, 2006, have not been filed, such returns will be filed when required and the amount of tax shown as due thereon shall be paid when due;

               (g) The Fund has elected to be treated as a regulated investment company and, for each fiscal year of its operations, the Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and the Fund intends to meet such requirements with respect to its current taxable year. The Fund is an investment company within the meaning of Section 368(a)(2)(F)(i) and (iii) of the Code and satisfies the diversification requirements of Section 368(a)(2)(F)(ii). Not more than 25 percent of the value of the Fund's total assets is invested in the stock and securities of any one issuer, and not more than 50 percent of the value of the Fund's total assets is invested in the stock and securities of five or fewer issuers;

               (h) The Fund will transfer to the Trust assets representing at least 90 percent of the fair market value of the net assets and 70 percent of the gross assets held by the Fund immediately prior to the transaction. In calculating these percentages, all redemptions and distributions (other than distributions required pursuant to Section 22(e) of the Act or to enable the Fund to qualify as a regulated investment company) made by the Fund immediately prior to the transfer and which are part of the plan of reorganization will be considered as assets held by the Fund immediately prior to the transfer;

               (i) There is no plan or intention by the shareholders of the Fund who own five percent or more of the Fund's shares, and, to the best of the knowledge of management of the Fund, there is no plan or intention on the part of the remaining shareholders of the Fund to sell, exchange, or otherwise dispose of a number of shares of the Trust received in the transaction that would reduce the Fund's shareholders' ownership of shares of the Trust to a number of shares having a value as of the Closing Date of less than 50 percent of the value of all of the formerly outstanding stock of the Fund as of the Closing Date. There are no dissenters' rights in the transaction, and no cash will be exchanged for stock of the Fund in lieu of fractional shares of the Trust. Shares of the Fund and shares of the Trust held by a shareholder of the Fund and otherwise sold, redeemed, or disposed of prior or subsequent to the transaction will be considered in making this representation;

               (j) The Fund will distribute the shares of the Trust and any other property it receives in this transaction, and its other properties, in pursuance of the plan of reorganization;

               (k) The Fund's liabilities assumed by the Trust and the liabilities to which the transferred assets of the Fund are subject were incurred in the ordinary course of its business;

               (l) The Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

               (m) As soon as practicable, but in no event later than 12 months following the date that all of the assets are transferred to the Trust, the Fund will be liquidated and dissolved under state law;

               (n) The fair market value of the assets of the Fund transferred to the Trust will equal or exceed the sum of the liabilities assumed by the Trust plus the amount of liabilities, if any, to which the transferred assets are subject;

               (o) The sum of the liabilities of the Fund to be assumed by the Trust and the expenses of the transaction do not exceed twenty percent of the fair market value of the assets of the Fund;

               13. The Trust hereby represents and warrants that:

               (a) The financial statements of the Trust as of March 31, 2007, heretofore furnished to the Fund, present fairly the financial position, results of operations, and changes in net assets of the Trust, as of that date, in conformity with accounting principles generally accepted in the United States of America applied on a basis consistent with the preceding year; and that from April 1, 2007, through the date hereof, there have not been, and through the Closing Date there will not be, any material adverse changes in the business or financial condition of the Trust, it being understood that a decrease in the size of the Trust due to a diminution in the value of its portfolio and/or redemption of its shares shall not be considered a material or adverse change;

               (b) The prospectus contained in the Trust's Registration Statement under the Securities Act of 1933, as amended, is true, correct and complete, conforms to the requirements of the Securities Act of 1933 and does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. The Registration Statement, as amended, was, as of the date of the filing of the last Post-Effective Amendment, true, correct and complete, conformed to the requirements of the Securities Act of 1933 and did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

               (c) There is no material contingent liability of the Trust and no material, legal, administrative or other proceedings pending or, to the knowledge of the Trust, threatened against the Trust, not reflected in such prospectus;

               (d) There are no material contracts outstanding to which the Trust is a party other than those ordinary in the conduct of its business and there are not outstanding options or rights to acquire its shares;

               (e) The Trust is a validly existing Massachusetts business trust; has all necessary and material federal, state and local authorizations to own all its properties and assets and to carry on its business as now being conducted; the shares of the Trust which the Trust issues to the Fund pursuant to this Agreement will be duly authorized, validly issued, fully-paid and non-assessable; will conform to the description thereof contained in the Trust's Registration Statement, and will be duly registered under the Securities Act of 1933 and the states where registration is required; and the Trust is duly registered under the Act and such registration has not been revoked or rescinded and is in full force and effect;

               (f) All federal and other tax returns and reports of the Trust required by law to be filed have been filed, and all federal and other taxes shown due on said returns and reports have been paid or provision shall have been made for the payment thereof and to the best of the knowledge of the Trust no such return is currently under audit and no assessment has been asserted with respect to such returns and to the extent such tax returns with respect to the taxable year of the Trust ended March 31, 2007, have not been filed, such returns will be filed when required and the amount of tax shown as due thereon shall be paid when due;

               (g) The shares of the Trust constitute voting stock for purposes of Sections 368(a)(1)(C) and 368(c) of the Code;

               (h) The Trust has elected to be treated as a regulated investment company and, for each fiscal year of its operations, it has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and it intends to meet such requirements with respect to its current taxable year. The Trust is an investment company that meets the requirements of a regulated investment company as defined in Section 368(a)(2)(F)(i) of the Code. Not more than 25 percent of the value of the Trust's total assets is invested in the stock and securities of any one issuer, and not more than 50 percent of the value of the Trust's total assets is invested in the stock and securities of five or fewer issuers;

               (i) The Trust has no plan or intention (i) to sell or dispose of any of the assets transferred by the Fund, except for dispositions made in the ordinary course of business or dispositions necessary to maintain its status as a regulated investment company or (ii) to redeem or reacquire any of the shares issued by it;

               (j) After consummation of the transactions contemplated by the Agreement, the Trust will continue to operate its business in a substantially unchanged manner;

               (k) Following the transaction, the Trust will continue the historic business of the Fund or use a significant portion of the Fund's historic business assets in a business; and

               (l) The Trust does not own, directly or indirectly, nor has it owned during the past five years directly or indirectly, any shares of the Fund.

               14. Each party hereby represents to the other that no broker or finder has been employed by it with respect to this Agreement or the transactions contemplated hereby. Each party also represents and warrants to the other that the information concerning it in the Combined Proxy Statement/Prospectus will not as of its date contain any untrue statement of a material fact or omit to state a fact necessary to make the statements concerning it therein not misleading and that the financial statements concerning it will present the information shown fairly in accordance with generally accepted accounting principles consistently applied. Each party also represents and warrants to the other that this Agreement is valid, binding and enforceable in accordance with the terms and that the execution, delivery and performance of this Agreement will not result in any violation of, or be in conflict with, any provision of any charter, by-laws, contract, agreement, judgment, decree or order to which it is subject or to which it is a party. The Trust hereby represents to and covenants with the Fund that, if the reorganization becomes effective, the Trust will treat each shareholder of the Fund who received any of its share of the Trust as a result of the reorganization as having made the minimum initial purchase of shares of the Trust received by such shareholder for the purpose of making additional investments in shares of such class, regardless of the value of the shares of the Trust received. Each party hereby further represents and warrants that:

               (a) The fair market value of the shares of the Trust received by each shareholder of the Fund will be approximately equal to the fair market value of the shares of the Fund surrendered in the exchange;

               (b) The Trust and the Fund's advisers will share equally in paying all of the expenses, if any, incurred by the Fund and the Trust in connection with this transaction except that the Trust's adviser will pay for all of the legal expenses incurred in connection with this transaction; and

               (c) There is no intercorporate indebtedness existing between the Fund and the Trust that was issued, acquired, or will be settled at a discount.

               15. The Trust agrees that it will prepare and file a Registration Statement under the Securities Act of 1933 on Form N-14 and which shall contain a preliminary form of proxy statement and prospectus contemplated by Rule 145 under the Securities Act of 1933. The final form of such proxy statement and prospectus, as amended, is referred to in this Agreement as the "Combined Proxy Statement/Prospectus" and that term shall include any prospectus and/or report to shareholders of the Trust which is included in the material mailed to the shareholders of the Fund. Each party agrees that it will use its best efforts to have such Registration Statement declared effective and to supply such information concerning itself for inclusion in the Combined Proxy Statement/Prospectus as may be necessary or desirable in this connection.

               16. The obligations of the parties under this Agreement shall be subject to the right of either party to abandon and terminate this Agreement without liability if the other party breaches any material provision of this Agreement or if any material legal, administrative or other proceeding shall be instituted or threatened between the date of this Agreement and the Closing Date
(i) seeking to restrain or otherwise prohibit the transactions contemplated hereby and/or (ii) asserting a material liability of either party, which proceeding has not been terminated or the threat thereof removed prior to the Closing Date.

               17. This Agreement may be executed in several counterparts, each of which shall be deemed an original, but all taken together shall constitute one Agreement. The rights and obligations of each party pursuant to this Agreement shall, however, not be assignable.

               18. All prior or contemporaneous agreements and representations are merged into this Agreement, which constitutes the entire contract between the parties hereto. No amendment or modification hereof shall be of any force and effect unless in writing and signed by the parties and no party shall be deemed to have waived any provision herein for its benefit unless it executes a written acknowledgment of such waiver.

                      [SIGNATURES APPEAR ON FOLLOWING PAGE]

               IN WITNESS WHEREOF, each of the parties has caused this Agreement to be executed and attested by its officers thereunto duly authorized on the date first set forth above.

                                     DAILY TAX FREE INCOME FUND, INC.



                                     By:  /s/ Steven W. Duff
                                          --------------------------------------
                                     Name:    Steven W. Duff
                                     Title:   President
Attest:

/s/ Anthony Pace
---------------------------

                                     DAILY INCOME FUND



                                     By:  /s/ Steven W. Duff
                                          --------------------------------------
                                     Name:    Steven W. Duff
                                     Title:   President
Attest:

/s/ Anthony Pace
---------------------------

              PROXY TABULATOR
              P.O. BOX 9112
              FARMINGDALE, NY 11735



                  To vote by Internet

                  1 ) Read the Proxy Statement and have the proxy card below at hand.
                  2 )  Go to Website www.proxyweb.com
                  3 )  Follow the instructions provided on the website.



                  To vote by Telephone

                  1 ) Read the Proxy Statement and have the proxy card below at hand.
                  2 )  Call 1-888-221-0697
                  3 )  Follow the instructions.



                  To vote by Mail

                  1 )  Read the Proxy Statement.
                  2 ) Check the appropriate boxes on the proxy card below. 3 ) Sign and date the proxy card.
                  4 )  Return the proxy card in the envelope provided.



                     THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS
                              SPECIAL MEETING OF SHAREHOLDERS - NOVEMBER 5, 2007

Daily Tax Free Income Fund, Inc. (the "Fund")
  The undersigned shareholder(s), revoking previous proxies, hereby appoint(s) Richard De Sanctis and Chris Gill, and each of them (with full power of substitution), the proxies of the undersigned to attend the Meeting of Shareholders of the Fund to be held on November 5, 2007, at the offices of Reich & Tang Funds, 600 Fifth Avenue - 8th Floor, New York, New York, at 9:00 a.m., Eastern Standard time, and any adjournments thereof (the "Meeting"), and to vote all of the shares of the Funds that the undersigned would be entitled to vote at the Meeting upon the proposals set forth herein, as more fully disclosed in the proxy statement for the Meeting with respect to the Fund and upon any other matter that may properly come before the Meeting, in their discretion. This proxy, when properly executed, will be voted in the manner directed herein by the undersigned.

  The undersigned acknowledges receipt of Proxy Statement. THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS OF THE FUND AND WILL BE VOTED "FOR" THE PROPOSALS LISTED ON THE REVERSE SIDE UNLESS OTHERWISE INDICATED. THE BOARD OF DIRECTORS UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE "FOR" EACH OF THE PROPOSALS LISTED ON THE REVERSE SIDE.


                                           EVERY SHAREHOLDER'S VOTE IS IMPORTANT
                                                    PLEASE VOTE YOUR PROXY TODAY

                                                      Date __________________


                             ---------------------------------------------------
                             |                                                 |
                             |                                                 |
                             ---------------------------------------------------
                             Signature(s) (Joint owners)       (Sign in the Box)
                             Please print and sign exactly as your name(s) appear(s) on this card to authorize the voting of your shares. When signing as attorney or executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized person. For joint accounts, each joint owner must sign.


                                                                        rv-REI-f

   Please fill in box(es) as shown using black or blue ink or number 2 pencil. X PLEASE DO NOT USE FINE POINT PENS.







                                                     FOR     AGAINST     ABSTAIN



1.   To  approve   the   Agreement   and  Plan  of    0         0           0
     Reorganization  and  Liquidation  between the
     Fund and the Municipal Portfolio of the Daily
     Income Fund ("DIF"),  which  contemplates the
     transfer to the Municipal Portfolio of DIF of
     substantially  all the assets and liabilities
     of the Fund in  exchange  for  shares  of the
     Municipal    Portfolio   of   DIF   and   the
     distribution    of   such   shares   to   the
     shareholders  of the Fund the liquidation and
     dissolution of the Fund, and the  termination
     of  the   Fund's   registration   under   the
     Investment  Company Act of 1940,  as amended;
     and



2.   To  transact  such  other   business  as  may
     properly come before the meeting.






    THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED ON THE OTHER SIDE. IF
        YOU VOTE BY TELEPHONE OR INTERNET, PLEASE DO NOT MAIL YOUR CARD.



                                                                             DIF

                                     PART C

                                OTHER INFORMATION

Item 15.       Indemnification

        The Registrant incorporates herein by reference the response to Item 27 of the Registration Statement filed with the SEC on July 28, 1997 with Post-Effective Amendment No. 5.

Item 16. Exhibits

        (1) Declaration of Trust of the Registrant filed with Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A on July 29, 1999, and incorporated herein by reference.

        (1.a) Amendment to the Declaration of Trust of the Registrant filed with Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A on October 25, 2006, and incorporated herein by reference.

        (2) Amended and Restated By-Laws of the Registrant filed with Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A on July 27, 2001, and incorporated herein by reference.

        (3)    Not applicable.

        (4) Agreement and Plan of Reorganization and Liquidation is filed herewith as Exhibit A of this N-14.

        (5)    Not applicable.

        (6) Investment Management Contract dated October 30, 2000, between the Registrant and Reich & Tang Asset Management, LLC formerly known as Reich & Tang Asset Management L.P. filed with Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A on July 27, 2001, and incorporated herein by reference.

        (6.a) Amendment to the Investment Management Contract dated July 20, 2006, between the Registrant and Reich & Tang Asset Management, LLC filed with Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A on August 2, 2006, and incorporated herein by reference.

        (7) Form of Amended and Restated Distribution Agreement dated October 30, 2000, as amended and restated on July 20, 2006, September 21, 2006 and May 22, 2007 between the Registrant and Reich & Tang Distributors, Inc. filed with Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A on May 24, 2007, and incorporated herein by reference.

        (7.a) Distribution Agreement (relating to the Advantage Class Shares), dated July 20, 2006, between the Registrant and Reich & Tang Distributors, Inc. filed with Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A on October 25, 2006, and incorporated herein by reference.

        (7.b) Distribution Agreement (relating to the money market Xpress Fund Shares), dated July 20, 2006, between the Registrant and Reich & Tang Distributors, Inc. filed with Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A on October 25, 2006, and incorporated herein by reference.

        (8)    Not applicable.

        (9) Custody Agreement between the Registrant and The Bank of New York filed with Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A on July 28, 2006, and incorporated herein by reference.

        (9.a) Amendment to the Custody Agreement dated October 16, 2006, between the Registrant and The Bank of New York filed with Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A on May 24, 2007, and incorporated herein by reference.

        (9.b) Amendment to Schedule I of the Custody agreement dated April 25, 2007, between the Registrant and The Bank of New York filed with Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A on May 24, 2007, and incorporated herein by reference.

        (10) Amended and Restated Distribution and Service Plan dated January 25, 2001, as amended and restated on January 29, 2004, July 20, 2006 and May 22, 2007 pursuant to Rule 12b-1 under the Investment Company Act of 1940 filed with Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A on May 24, 2007, and incorporated herein by reference.

        (10.a) Distribution and Service Plan (relating to the Advantage Class
               Shares), dated July 20, 2006, between the Registrant and Reich & Tang Distributors, Inc. filed with Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A on October 25, 2006, and incorporated herein by reference.

        (10.b) Distribution and Service Plan (relating to the money market
               Xpress Fund Shares), dated July 20, 2006, between the Registrant and Reich & Tang Distributors, Inc. filed with Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A on October 25, 2006, and incorporated herein by reference.

        (10.c) Distribution Agreements between the Registrant and Reich & Tang
               Distributors, Inc. (see Exhibit 7 - 7.b)

        (10.d) Form of Amended and Restated Shareholder Servicing Agreement dated October 30, 2000, as amended and restated on July 20, 2006 and May 22, 2007 between the Registrant and Reich & Tang Distributors, Inc. filed with Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A on May 24, 2007, and incorporated herein by reference.

        (10.e) Shareholder Servicing Agreement (relating to the Advantage Class
               Shares), dated July 20, 2006, between the Registrant and Reich & Tang Distributors, Inc. filed with Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A on October 25, 2006, and incorporated herein by reference.

        (10.f) Shareholder Servicing Agreement (relating to the money market
               Xpress Fund Shares), dated July 20, 2006, between the Registrant and Reich & Tang Distributors, Inc. filed with Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A on October 25, 2006, and incorporated herein by reference.

        (11) Opinion and Consent of Paul, Hastings, Janofsky & Walker LLP regarding the validity of the shares to be issued is filed herewith.

        (12) Opinion and Consent of Paul, Hastings, Janofsky & Walker LLP regarding certain tax matters is filed herewith.

        (13) Administrative Services Agreement dated October 30, 2000, between the Registrant and Reich & Tang Asset Management, LLC formerly known as Reich & Tang Asset Management L.P. filed with Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A on July 27, 2001, and incorporated herein by reference.

        (13.a) Amendment to the Administrative Services Agreement dated July 20,
               2006, between the Registrant and Reich & Tang Asset Management, LLC filed with Post-Effective Amendment No.

               17 to the Registration Statement on Form N-1A on August 2, 2006, and incorporated herein by reference.

        (13.b) Transfer Agency Agreement and Addendum to the Transfer Agency
               Agreement between Registrant and Reich & Tang Services, Inc. filed with Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A on July 28, 2003, and incorporated herein by reference.

        (13.c) Fund Accounting Agreement between the Registrant and The Bank of
               New York filed with Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A on July 29, 2005, and incorporated herein by reference.

        (13.d) Amendment to the Fund Accounting Agreement dated October 16,
               2006, between the Registrant and The Bank of New York filed with Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A on May 24, 2007, and incorporated herein by reference.

        (13.e) Cash Management Agreement and Related Services Agreement between the Registrant and The Bank of New York filed with Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A on July 29, 2005, and incorporated herein by reference.

        (13.f) Amendment to the Cash Management Agreement and Related Services
               Agreement dated October 16, 2006, between the Registrant and The Bank of New York filed with Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A on May 24, 2007, and incorporated herein by reference.

        (13.g) Form of Amended and Restated Expense Limitation Agreement dated
               May 22, 2007 among the Registrant, on behalf of the Institutional Class, Institutional Service Class, Investor Class, Investor Service Class, Short Term Income Shares Class, Retail Class and Pinnacle Class filed with Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A on May 24, 2007, and incorporated herein by reference.

        (14) Consent of Independent Registered Public Accounting Firm is filed herewith.

        (15)   Not applicable.

        (16) Powers of Attorney for Edward A. Kuczmarski, Albert R. Dowden, Carl Frischling, William Lerner, James L. Schultz, Dr. W. Giles Mellon, Dr. Yung Wong and Robert Straniere filed with Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A on July 30, 2007, and incorporated herein by reference.

        (17) Amendment No. 12 to Rule 18f-3 Multi-Class Plan filed with Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A on May 24, 2007, and incorporated herein by reference.

        (17.a) Form of Proxy ballot for the Daily Tax Free Income Fund, Inc. is filed herewith.

        (17.b) Prospectus and Statement of Additional Information for the Daily
               Income Fund filed with Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A on July 30, 2007, and incorporated herein by reference.

        (17.c) Prospectus and Statement of Additional Information for the Daily
               Tax Free Income Fund, Inc. filed with Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A on February 28, 2007, and incorporated herein by reference.

        (17.d) Audited Financial Statements for the fiscal year ended March 31,
               2007, for the Daily Income Fund, filed with the Annual Report on Form N-CSR on June 8, 2007, and incorporated herein by reference.

        (17.e) Audited Financial Statements for the fiscal year ended October
               31, 2006, for the Daily Tax Free Income Fund, Inc., filed with the Annual Report on Form N-CSR on January 3, 2007, and incorporated herein by reference.

        (17.f) Financial Statements for the semi-annual period ended April 30, 2007, for the Daily Tax Free Income Fund, Inc., filed with the Semi-Annual Report on Form N-CSR on July 6, 2007, and incorporated herein by reference.

Item 17.       Undertakings

(1) The undersigned agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

               Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Pre-Effective Amendment No. 2 to its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York on the 13th day of September, 2007.

                                            DAILY INCOME FUND


                                            By:    /s/ Steven W. Duff
                                                   -----------------------------
                                                   Steven W. Duff
                                                   President

               Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated and on the dates indicated.

        SIGNATURE                                  TITLE                               DATE
        ---------                                  -----                               ----
(1)     Principal Executive Officer

        /s/ Steven W. Duff                         President                  September 13, 2007
        -----------------------------
        Steven W. Duff

(2)     Principal Financial and
        Accounting Officer

        /s/ Anthony Pace                           Treasurer                  September 13, 2007
        -----------------------------
        Anthony Pace

(3)     Board of Trustees
        /s/ Steven W. Duff                         Trustee                    September 13, 2007
        -----------------------------
        Steven W. Duff

        Albert R. Dowden*                          Trustee
        Carl Frischling*                           Trustee
        Dr. W. Giles Mellon*                       Trustee
        Dr. Yung Wong*                             Trustee
        Robert Straniere*                          Trustee
        Edward A. Kuczmarski*                      Trustee
        William Lerner*                            Trustee
        James L. Schultz*                          Trustee

        By: /s/ Anthony Pace                                                  September 13, 2007
           ----------------------------------------
           Anthony Pace
           Attorney-in-Fact*

*Powers of Attorney filed with Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A on July 30, 2007, and incorporated herein by reference.